First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.0%
42,228	ATI, Inc. (a)	$6,564,765
18,517	Boeing (The) Co. (a)	4,240,949
24,030	BWX Technologies, Inc.	5,199,852
9,351	Carpenter Technology Corp.	4,004,098
7,215	Curtiss-Wright Corp.	5,196,243
25,072	FTAI Aviation Ltd.	6,259,726
7,159	General Dynamics Corp.	2,464,844
21,322	Howmet Aerospace, Inc.	5,182,099
16,168	Huntington Ingalls Industries, Inc.	5,889,841
14,237	L3Harris Technologies, Inc.	4,563,670
7,204	Northrop Grumman Corp.	4,174,574
57,389	Rocket Lab Corp. (a)	4,735,166
25,474	RTX Corp.	4,485,207
56,121	Textron, Inc.	5,385,371
17,161	Woodward, Inc.	6,229,271
		74,575,676
	Air Freight & Logistics — 1.3%
29,590	C.H. Robinson Worldwide, Inc.	5,379,758
17,154	Expeditors International of Washington, Inc.	2,536,905
13,796	FedEx Corp.	5,564,065
49,949	United Parcel Service, Inc., Class B	5,434,451
		18,915,179
	Automobile Components — 0.1%
35,384	Aptiv PLC (a)	2,132,240
	Automobiles — 0.4%
106,456	Ford Motor Co.	1,285,989
65,960	General Motors Co.	5,071,664
		6,357,653
	Banks — 4.4%
75,600	Bank of America Corp.	4,041,576
32,497	Citigroup, Inc.	4,158,966
61,456	Citizens Financial Group, Inc.	3,997,713
46,028	East West Bancorp, Inc.	5,821,161
52,884	Fifth Third Bancorp	2,684,392
2,608	First Citizens BancShares, Inc., Class A	5,173,802
235,494	Huntington Bancshares, Inc.	3,946,879
4,177	JPMorgan Chase & Co.	1,308,362
183,815	KeyCorp	4,064,150
23,771	M&T Bank Corp.	5,197,054
17,711	PNC Financial Services Group (The), Inc.	3,949,553
188,132	Regions Financial Corp.	5,371,169
106,895	Truist Financial Corp.	5,505,092
Shares	Description	Value

	Banks (Continued)
94,482	U.S. Bancorp	$5,353,350
61,726	Wells Fargo & Co.	5,075,729
		65,648,948
	Beverages — 0.8%
16,154	Coca-Cola (The) Co.	1,272,289
16,381	Constellation Brands, Inc., Class A	2,564,937
186,630	Keurig Dr Pepper, Inc.	5,486,922
16,954	Monster Beverage Corp. (a)	1,306,645
7,911	PepsiCo, Inc.	1,253,814
		11,884,607
	Biotechnology — 2.1%
10,474	Amgen, Inc.	3,626,622
26,804	Biogen, Inc. (a)	5,073,461
17,629	Gilead Sciences, Inc.	2,306,578
52,210	Incyte Corp. (a)	4,974,047
22,539	Insmed, Inc. (a)	3,072,742
12,285	Natera, Inc. (a)	2,532,676
6,360	Regeneron Pharmaceuticals, Inc.	4,496,902
8,287	United Therapeutics Corp. (a)	4,734,777
2,752	Vertex Pharmaceuticals, Inc. (a)	1,176,150
		31,993,955
	Broadline Retail — 0.4%
5,898	Amazon.com, Inc. (a)	1,563,324
40,491	eBay, Inc.	4,190,009
		5,753,333
	Building Products — 0.8%
21,817	Carrier Global Corp.	1,465,448
28,144	Johnson Controls International PLC	4,109,868
5,293	Lennox International, Inc.	2,831,173
5,896	Trane Technologies PLC	2,904,016
		11,310,505
	Capital Markets — 3.2%
2,764	Ameriprise Financial, Inc.	1,312,320
31,068	Bank of New York Mellon (The) Corp.	4,174,607
17,483	Cboe Global Markets, Inc.	5,246,473
13,072	Charles Schwab (The) Corp.	1,197,918
4,160	CME Group, Inc.	1,197,331
4,356	Goldman Sachs Group (The), Inc.	4,023,942
54,949	Interactive Brokers Group, Inc., Class A	4,368,446
4,084	LPL Financial Holdings, Inc.	1,364,587
29,860	Morgan Stanley	5,691,017
14,472	Nasdaq, Inc.	1,330,122
17,604	Northern Trust Corp.	2,928,249
16,969	Raymond James Financial, Inc.	2,686,532

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
38,828	State Street Corp.	$5,934,472
68,144	T. Rowe Price Group, Inc.	7,010,655
		48,466,671
	Chemicals — 0.6%
14,676	Corteva, Inc.	1,188,903
4,618	Ecolab, Inc.	1,203,451
2,478	Linde PLC	1,241,825
45,977	PPG Industries, Inc.	4,988,504
		8,622,683
	Commercial Services & Supplies — 0.7%
148,012	Copart, Inc. (a)	4,900,677
5,609	Republic Services, Inc.	1,173,515
27,788	Veralto Corp.	2,450,902
10,693	Waste Management, Inc.	2,486,657
		11,011,751
	Communications Equipment — 1.7%
10,006	Arista Networks, Inc. (a)	1,728,136
15,822	Ciena Corp. (a)	8,347,371
31,666	Cisco Systems, Inc.	2,897,439
8,491	F5, Inc. (a)	2,750,235
8,740	Lumentum Holdings, Inc. (a)	7,886,277
2,831	Motorola Solutions, Inc.	1,242,894
		24,852,352
	Construction & Engineering — 2.6%
151,591	API Group Corp. (a)	6,930,740
4,455	Comfort Systems USA, Inc.	8,198,314
8,320	EMCOR Group, Inc.	7,418,694
19,092	MasTec, Inc. (a)	7,523,203
11,188	Quanta Services, Inc.	8,142,291
		38,213,242
	Construction Materials — 0.5%
46,747	CRH PLC	5,535,780
4,511	Vulcan Materials Co.	1,361,149
		6,896,929
	Consumer Finance — 0.7%
4,062	American Express Co.	1,312,229
13,468	Capital One Financial Corp.	2,576,428
90,303	Synchrony Financial	6,881,089
		10,769,746
	Consumer Staples Distribution & Retail — 1.5%
1,688	Casey’s General Stores, Inc.	1,387,789
31,041	Dollar General Corp.	3,597,031
33,654	Dollar Tree, Inc. (a)	3,268,140
16,977	Kroger (The) Co.	1,155,625
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
17,223	Sysco Corp.	$1,286,730
40,544	Target Corp.	5,260,584
13,323	US Foods Holding Corp. (a)	1,245,567
39,540	Walmart, Inc.	5,216,512
		22,417,978
	Containers & Packaging — 1.2%
123,622	Amcor PLC	4,702,581
83,133	Ball Corp.	5,077,764
17,367	Packaging Corp. of America	3,706,986
123,311	Smurfit Westrock PLC	4,733,909
		18,221,240
	Diversified REITs — 0.2%
36,153	WP Carey, Inc.	2,636,638
	Diversified Telecommunication Services — 1.5%
74,123	AST SpaceMobile, Inc. (a) (b)	5,477,689
211,883	AT&T, Inc.	5,536,503
213,950	Comcast Corp., Class A	5,785,208
122,360	Verizon Communications, Inc.	5,876,951
		22,676,351
	Electric Utilities — 4.4%
51,359	Alliant Energy Corp.	3,771,291
28,116	American Electric Power Co., Inc.	3,854,985
4,399	Constellation Energy Corp.	1,376,887
37,528	Duke Energy Corp.	4,861,752
83,937	Edison International	5,832,782
21,867	Entergy Corp.	2,578,338
59,985	Evergy, Inc.	4,969,158
88,661	Eversource Energy	6,268,333
100,245	Exelon Corp.	4,610,268
72,750	FirstEnergy Corp.	3,457,080
39,680	NextEra Energy, Inc.	3,883,878
25,218	NRG Energy, Inc.	3,923,417
349,600	PG&E Corp.	5,810,352
96,478	PPL Corp.	3,612,136
38,184	Southern (The) Co.	3,692,393
46,393	Xcel Energy, Inc.	3,848,299
		66,351,349
	Electrical Equipment — 3.1%
11,461	AMETEK, Inc.	2,699,065
45,335	Bloom Energy Corp., Class A (a)	12,846,126
6,869	Eaton Corp. PLC	2,974,346
9,376	Emerson Electric Co.	1,316,765
7,037	GE Vernova, Inc.	7,624,308
7,510	Hubbell, Inc.	3,816,357
50,954	Nextpower, Inc., Class A (a)	6,070,150

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
3,423	Rockwell Automation, Inc.	$1,399,699
24,513	Vertiv Holdings Co., Class A	8,052,275
		46,799,091
	Electronic Equipment, Instruments & Components — 2.3%
29,169	Amphenol Corp., Class A	4,295,719
30,453	CDW Corp.	4,169,320
20,629	Coherent Corp. (a)	6,595,298
45,175	Corning, Inc.	7,419,542
21,753	Keysight Technologies, Inc. (a)	7,611,592
11,755	TE Connectivity PLC	2,488,063
4,060	Teledyne Technologies, Inc. (a)	2,622,151
		35,201,685
	Energy Equipment & Services — 0.8%
60,369	Baker Hughes Co.	4,205,908
94,525	Halliburton Co.	3,998,408
71,716	SLB Ltd.	4,079,206
		12,283,522
	Entertainment — 0.7%
12,777	Netflix, Inc. (a)	1,196,055
12,184	TKO Group Holdings, Inc.	2,267,320
63,732	Walt Disney (The) Co.	6,612,195
		10,075,570
	Financial Services — 2.5%
11,026	Apollo Global Management, Inc.	1,419,267
12,818	Berkshire Hathaway, Inc., Class B (a)	6,070,605
40,827	Block, Inc. (a)	2,878,712
8,443	Corpay, Inc. (a)	2,587,526
78,564	Fidelity National Information Services, Inc.	3,655,583
110,081	Fiserv, Inc. (a)	6,896,574
91,270	Global Payments, Inc.	6,567,789
135,805	PayPal Holdings, Inc.	6,809,263
		36,885,319
	Food Products — 1.5%
50,701	Archer-Daniels-Midland Co.	3,779,252
19,316	Bunge Global S.A.	2,454,484
165,031	General Mills, Inc.	5,827,245
121,777	McCormick & Co., Inc.	6,191,143
21,313	Mondelez International, Inc., Class A	1,309,471
38,348	Tyson Foods, Inc., Class A	2,456,956
		22,018,551
	Gas Utilities — 0.3%
19,951	Atmos Energy Corp.	3,790,291
Shares	Description	Value

	Ground Transportation — 1.0%
29,928	CSX Corp.	$1,359,629
11,595	J.B. Hunt Transport Services, Inc.	2,916,490
6,287	Old Dominion Freight Line, Inc.	1,335,547
17,080	Uber Technologies, Inc. (a)	1,274,339
10,126	Union Pacific Corp.	2,728,755
25,259	XPO, Inc. (a)	5,560,264
		15,175,024
	Health Care Equipment & Supplies — 1.5%
23,931	Abbott Laboratories	2,172,695
31,254	Becton Dickinson & Co.	4,658,096
34,363	Cooper (The) Cos., Inc. (a)	2,161,433
19,562	Dexcom, Inc. (a)	1,164,917
15,341	Edwards Lifesciences Corp. (a)	1,280,974
51,777	GE HealthCare Technologies, Inc.	3,150,113
42,533	Medtronic PLC	3,443,897
54,347	Zimmer Biomet Holdings, Inc.	4,479,823
		22,511,948
	Health Care Providers & Services — 3.3%
29,069	Cardinal Health, Inc.	5,606,829
23,027	Cigna Group (The)	6,691,186
34,210	CVS Health Corp.	2,849,351
20,983	Elevance Health, Inc.	7,898,421
12,980	HCA Healthcare, Inc.	5,639,161
28,340	Humana, Inc.	6,700,709
13,814	Labcorp Holdings, Inc.	3,547,435
18,806	Quest Diagnostics, Inc.	3,652,125
19,530	Tenet Healthcare Corp. (a)	3,459,154
9,080	UnitedHealth Group, Inc.	3,363,958
		49,408,329
	Health Care REITs — 0.4%
30,045	Ventas, Inc.	2,639,754
18,641	Welltower, Inc.	4,051,435
		6,691,189
	Hotels, Restaurants & Leisure — 1.4%
9,729	Airbnb, Inc., Class A (a)	1,365,562
47,470	Carnival Corp.	1,258,430
12,532	Darden Restaurants, Inc.	2,513,418
5,321	Expedia Group, Inc.	1,321,577
12,121	Hilton Worldwide Holdings, Inc.	3,928,052
45,601	Las Vegas Sands Corp.	2,490,271
15,024	Marriott International, Inc., Class A	5,434,031
4,465	Royal Caribbean Cruises Ltd.	1,177,688
7,902	Yum! Brands, Inc.	1,261,554
		20,750,583

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 2.1%
44,764	D.R. Horton, Inc.	$6,887,389
10,591	Garmin Ltd.	2,659,824
70,734	Lennar Corp., Class A	6,387,280
932	NVR, Inc. (a)	5,886,391
52,228	PulteGroup, Inc.	6,390,618
33,238	Somnigroup International, Inc.	2,521,435
		30,732,937
	Household Products — 0.5%
13,165	Church & Dwight Co., Inc.	1,277,795
25,469	Kimberly-Clark Corp.	2,506,914
25,516	Procter & Gamble (The) Co.	3,753,148
		7,537,857
	Independent Power and Renewable Electricity Producers — 0.2%
7,696	Talen Energy Corp. (a)	2,866,144
	Industrial REITs — 0.1%
9,294	Prologis, Inc.	1,319,934
	Insurance — 5.0%
22,395	Aflac, Inc.	2,545,640
29,626	Allstate (The) Corp.	6,436,545
81,627	American International Group, Inc.	6,105,699
63,991	Arch Capital Group Ltd. (a)	6,044,590
5,672	Arthur J. Gallagher & Co.	1,170,701
56,518	Brown & Brown, Inc.	3,399,558
15,077	Chubb Ltd.	4,930,179
15,615	Cincinnati Financial Corp.	2,554,614
45,423	Hartford Insurance Group (The), Inc.	6,214,321
46,036	Loews Corp.	5,184,114
3,209	Markel Group, Inc. (a)	5,687,856
14,166	Marsh & McLennan Cos., Inc.	2,375,780
34,743	MetLife, Inc.	2,782,914
27,267	Principal Financial Group, Inc.	2,751,513
6,197	Progressive (The) Corp.	1,247,332
50,302	Prudential Financial, Inc.	4,935,129
21,058	Travelers (The) Cos., Inc.	6,425,638
55,605	W.R. Berkley Corp.	3,716,082
		74,508,205
	Interactive Media & Services — 0.3%
12,816	Alphabet, Inc., Class A	4,931,597
	IT Services — 1.0%
24,782	Accenture PLC, Class A	4,428,791
11,908	Cloudflare, Inc., Class A (a)	2,440,783
Shares	Description	Value

	IT Services (Continued)
100,121	Cognizant Technology Solutions Corp., Class A	$5,296,401
31,716	CoreWeave, Inc., Class A (a)	3,539,505
		15,705,480
	Life Sciences Tools & Services — 0.9%
21,556	Agilent Technologies, Inc.	2,490,796
6,479	Danaher Corp.	1,159,417
19,933	Illumina, Inc. (a)	2,526,309
14,406	IQVIA Holdings, Inc. (a)	2,281,478
5,117	Medpace Holdings, Inc. (a)	2,142,283
4,999	Thermo Fisher Scientific, Inc.	2,394,321
		12,994,604
	Machinery — 3.3%
6,937	Caterpillar, Inc.	6,174,693
9,134	Cummins, Inc.	6,129,005
11,788	Dover Corp.	2,668,921
44,447	Fortive Corp.	2,657,486
4,719	Illinois Tool Works, Inc.	1,217,549
12,896	ITT, Inc.	2,764,129
13,853	Nordson Corp.	3,995,898
21,272	PACCAR, Inc.	2,527,114
2,745	Parker-Hannifin Corp.	2,496,358
9,049	RBC Bearings, Inc. (a)	5,421,165
13,529	Snap-on, Inc.	5,187,019
19,662	Westinghouse Air Brake Technologies Corp.	5,306,577
20,561	Xylem, Inc.	2,429,488
		48,975,402
	Media — 1.2%
28,454	Charter Communications, Inc., Class A (a)	4,699,747
41,975	EchoStar Corp., Class A (a)	5,168,801
42,072	Fox Corp., Class A	2,671,151
197,111	News Corp., Class A	5,187,962
		17,727,661
	Metals & Mining — 2.4%
83,599	Freeport-McMoRan, Inc.	4,830,350
263,767	Hecla Mining Co.	4,753,081
56,744	Newmont Corp.	6,303,691
29,059	Nucor Corp.	6,546,702
16,168	Reliance, Inc.	5,860,900
14,481	Royal Gold, Inc.	3,379,576
20,475	Steel Dynamics, Inc.	4,681,814
		36,356,114
	Mortgage REITs — 0.4%
290,425	Annaly Capital Management, Inc.	6,650,732
	Multi-Utilities — 2.5%
33,529	Ameren Corp.	3,810,571

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
85,392	CenterPoint Energy, Inc.	$3,727,361
47,506	CMS Energy Corp.	3,645,610
43,418	Consolidated Edison, Inc.	4,840,673
79,489	Dominion Energy, Inc.	5,127,041
25,205	DTE Energy Co.	3,823,346
78,986	NiSource, Inc.	3,813,444
45,527	Public Service Enterprise Group, Inc.	3,717,735
25,286	Sempra	2,405,204
21,222	WEC Energy Group, Inc.	2,502,923
		37,413,908
	Oil, Gas & Consumable Fuels — 5.4%
17,317	Cheniere Energy, Inc.	4,761,309
17,813	Chevron Corp.	3,443,431
46,534	ConocoPhillips	5,853,046
122,069	Devon Energy Corp.	6,270,685
24,844	Diamondback Energy, Inc.	5,108,672
42,489	EOG Resources, Inc.	5,972,679
96,519	EQT Corp.	5,798,861
55,953	Expand Energy Corp.	5,715,599
28,964	Exxon Mobil Corp.	4,470,014
109,917	Kinder Morgan, Inc.	3,612,972
15,093	Marathon Petroleum Corp.	3,747,441
75,600	Occidental Petroleum Corp.	4,579,848
54,365	ONEOK, Inc.	5,026,588
33,717	Phillips 66	6,040,401
4,900	Targa Resources Corp.	1,274,392
7,766	Texas Pacific Land Corp.	3,445,541
9,944	Valero Energy Corp.	2,511,655
50,638	Williams (The) Cos., Inc.	3,864,186
		81,497,320
	Passenger Airlines — 1.1%
92,396	Delta Air Lines, Inc.	6,282,004
98,097	Southwest Airlines Co.	3,719,838
66,715	United Airlines Holdings, Inc. (a)	6,004,350
		16,006,192
	Personal Care Products — 0.1%
17,116	Estee Lauder (The) Cos., Inc., Class A	1,312,968
	Pharmaceuticals — 1.1%
60,766	Bristol-Myers Squibb Co.	3,681,812
1,335	Eli Lilly & Co.	1,247,691
15,077	Johnson & Johnson	3,465,448
30,638	Merck & Co., Inc.	3,345,057
174,999	Pfizer, Inc.	4,672,473
		16,412,481
Shares	Description	Value

	Professional Services — 0.4%
7,900	Leidos Holdings, Inc.	$1,178,838
72,724	SS&C Technologies Holdings, Inc.	5,039,773
		6,218,611
	Real Estate Management & Development — 0.3%
9,069	CBRE Group, Inc., Class A (a)	1,294,418
12,111	Jones Lang LaSalle, Inc. (a)	3,852,873
		5,147,291
	Residential REITs — 1.8%
30,082	AvalonBay Communities, Inc.	5,505,006
103,846	Equity Residential	6,789,452
197,747	Invitation Homes, Inc.	5,689,181
20,120	Mid-America Apartment Communities, Inc.	2,599,102
48,766	Sun Communities, Inc.	6,234,245
		26,816,986
	Retail REITs — 0.2%
20,079	Realty Income Corp.	1,289,875
6,585	Simon Property Group, Inc.	1,341,430
		2,631,305
	Semiconductors & Semiconductor Equipment — 6.4%
24,156	Advanced Micro Devices, Inc. (a)	8,563,060
15,446	Analog Devices, Inc.	6,213,308
14,377	Applied Materials, Inc.	5,671,583
3,970	Broadcom, Inc.	1,657,197
13,087	Credo Technology Group Holding Ltd. (a)	2,277,269
12,455	First Solar, Inc. (a)	2,514,540
27,839	Intel Corp. (a)	2,630,229
2,503	KLA Corp.	4,381,126
17,250	Lam Research Corp.	4,448,085
27,660	MACOM Technology Solutions Holdings, Inc. (a)	7,789,333
49,612	Marvell Technology, Inc.	8,193,422
18,181	Micron Technology, Inc.	9,402,486
26,729	MKS, Inc.	7,584,354
4,494	Monolithic Power Systems, Inc.	7,255,158
14,089	NVIDIA Corp.	2,811,742
12,482	NXP Semiconductors N.V.	3,664,590
10,648	Qnity Electronics, Inc.	1,497,748
20,720	Teradyne, Inc.	7,116,698
6,328	Texas Instruments, Inc.	1,778,674
		95,450,602
	Software — 0.7%
10,407	Datadog, Inc., Class A (a)	1,375,701
15,032	Fortinet, Inc. (a)	1,267,348

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
8,398	Palantir Technologies, Inc., Class A (a)	$1,168,246
10,416	Roper Technologies, Inc.	3,695,701
18,833	Trimble, Inc. (a)	1,267,838
15,281	Zoom Communications, Inc. (a)	1,484,549
		10,259,383
	Specialized REITs — 1.2%
13,634	Digital Realty Trust, Inc.	2,739,616
2,507	Equinix, Inc.	2,714,655
28,105	Extra Space Storage, Inc.	4,028,289
4,534	Public Storage	1,371,308
224,835	VICI Properties, Inc.	6,565,182
50,286	Weyerhaeuser Co.	1,233,013
		18,652,063
	Specialty Retail — 2.2%
18,878	Burlington Stores, Inc. (a)	6,041,149
7,816	Carvana Co. (a)	3,093,573
3,736	Home Depot (The), Inc.	1,228,397
5,199	Lowe’s Cos., Inc.	1,241,469
13,308	O’Reilly Automotive, Inc. (a)	1,322,815
28,354	Ross Stores, Inc.	6,458,757
23,077	TJX (The) Cos., Inc.	3,617,320
54,238	Tractor Supply Co.	1,903,754
7,051	Ulta Beauty, Inc. (a)	3,789,771
20,213	Williams-Sonoma, Inc.	3,662,798
		32,359,803
	Technology Hardware, Storage & Peripherals — 3.9%
4,840	Apple, Inc.	1,313,334
37,425	Dell Technologies, Inc., Class C	7,819,954
20,808	Everpure, Inc., Class A (a)	1,486,731
154,788	Hewlett Packard Enterprise Co.	4,453,251
127,901	HP, Inc.	2,668,015
23,996	NetApp, Inc.	2,658,037
9,668	Sandisk Corp. (a)	10,601,059
15,680	Seagate Technology Holdings PLC	10,562,675
269,763	Super Micro Computer, Inc. (a)	7,391,506
22,709	Western Digital Corp.	9,867,515
		58,822,077
	Textiles, Apparel & Luxury Goods — 0.8%
61,369	Deckers Outdoor Corp. (a)	6,271,912
43,529	Tapestry, Inc.	6,313,446
		12,585,358
	Tobacco — 0.3%
37,233	Altria Group, Inc.	2,704,978
7,430	Philip Morris International, Inc.	1,226,470
		3,931,448
Shares	Description	Value

	Trading Companies & Distributors — 0.8%
52,952	Fastenal Co.	$2,379,133
5,267	Ferguson Enterprises, Inc.	1,410,029
253,037	QXO, Inc. (a) (b)	5,078,453
1,686	United Rentals, Inc.	1,618,290
1,126	W.W. Grainger, Inc.	1,307,680
		11,793,585
	Water Utilities — 0.2%
18,054	American Water Works Co., Inc.	2,318,495
	Wireless Telecommunication Services — 0.2%
17,548	T-Mobile US, Inc.	3,430,634
	Total Common Stocks	1,494,667,305
	(Cost $1,237,290,450)
MONEY MARKET FUNDS — 0.1%
1,218,081	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	1,218,081
	(Cost $1,218,081)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$4,896,333	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $4,896,828. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $4,994,261. (d)	4,896,333
	(Cost $4,896,333)

	Total Investments — 100.3%	1,500,781,719
	(Cost $1,243,404,864)
	Net Other Assets and Liabilities — (0.3)%	(4,933,488)
	Net Assets — 100.0%	$1,495,848,231

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $4,882,016 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,896,333.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,494,667,305	$1,494,667,305	$—	$—
Money Market Funds	1,218,081	1,218,081	—	—
Repurchase Agreements	4,896,333	—	4,896,333	—
Total Investments	$1,500,781,719	$1,495,885,386	$4,896,333	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.4%
16,583	AAR Corp. (a)	$1,830,266
4,959	AeroVironment, Inc. (a)	967,104
33,646	Hexcel Corp.	3,158,350
45,463	Karman Holdings, Inc. (a)	3,090,575
12,450	Mercury Systems, Inc. (a)	982,429
15,545	Moog, Inc., Class A	4,683,864
70,280	StandardAero, Inc. (a)	1,747,161
9,844	VSE Corp.	1,690,018
		18,149,767
	Air Freight & Logistics — 0.1%
17,505	GXO Logistics, Inc. (a)	1,000,061
	Automobile Components — 1.0%
33,455	BorgWarner, Inc.	1,905,931
208,196	Gentex Corp.	4,811,410
37,572	Lear Corp.	4,776,528
16,343	Patrick Industries, Inc.	1,519,899
		13,013,768
	Automobiles — 0.3%
56,943	Thor Industries, Inc.	4,500,775
	Banks — 6.4%
34,915	Ameris Bancorp	2,976,504
140,730	Associated Banc-Corp.	3,962,957
50,794	Atlantic Union Bankshares Corp.	1,912,394
32,002	Axos Financial, Inc. (a)	3,086,273
99,130	Bank OZK	4,774,101
14,176	BOK Financial Corp.	1,896,607
99,270	Columbia Banking System, Inc.	2,938,392
36,896	Commerce Bancshares, Inc.	1,919,699
13,242	Cullen/Frost Bankers, Inc.	1,919,163
46,405	Eastern Bankshares, Inc.	938,773
30,821	First Financial Bankshares, Inc.	994,594
119,639	First Horizon Corp.	2,986,189
68,920	Flagstar Bank N.A.	962,812
217,661	FNB Corp.	3,885,249
20,320	Glacier Bancorp, Inc.	996,696
42,821	Hancock Whitney Corp.	2,890,846
101,114	Home BancShares, Inc.	2,716,933
54,084	International Bancshares Corp.	3,879,986
123,213	Old National Bancorp	2,953,416
10,537	Pinnacle Financial Partners, Inc.	1,042,531
20,296	Popular, Inc.	3,051,098
40,533	Prosperity Bancshares, Inc.	2,823,123
12,463	ServisFirst Bancshares, Inc.	992,304
39,335	SouthState Bank Corp.	3,841,849
28,698	Texas Capital Bancshares, Inc. (a)	2,889,889
24,142	UMB Financial Corp.	3,045,996
Shares	Description	Value

	Banks (Continued)
65,740	United Bankshares, Inc.	$2,880,069
86,471	United Community Banks, Inc.	2,882,078
221,743	Valley National Bancorp	3,009,053
51,367	Western Alliance Bancorp	4,188,465
19,598	Wintrust Financial Corp.	2,950,871
47,258	Zions Bancorp N.A.	2,997,102
		85,186,012
	Beverages — 0.7%
102,987	Brown-Forman Corp., Class B	2,653,975
23,726	Coca-Cola Consolidated, Inc.	4,865,491
96,406	Primo Brands Corp.	1,964,754
		9,484,220
	Biotechnology — 4.2%
81,552	ACADIA Pharmaceuticals, Inc. (a)	1,830,842
51,338	Alkermes PLC (a)	1,730,604
58,042	Arrowhead Pharmaceuticals, Inc. (a)	4,264,926
16,069	BioMarin Pharmaceutical, Inc. (a)	866,280
49,007	Bridgebio Pharma, Inc. (a)	3,484,888
67,215	CG Oncology, Inc. (a)	4,485,929
55,086	Cytokinetics, Inc. (a)	3,523,852
42,324	Exelixis, Inc. (a)	1,881,725
14,043	Halozyme Therapeutics, Inc. (a)	893,977
593,103	ImmunityBio, Inc. (a) (b)	4,211,031
36,263	Ionis Pharmaceuticals, Inc. (a)	2,711,022
14,087	Krystal Biotech, Inc. (a)	3,694,457
21,796	Kymera Therapeutics, Inc. (a)	1,767,002
5,201	Madrigal Pharmaceuticals, Inc. (a)	2,690,945
49,242	Mirum Pharmaceuticals, Inc. (a)	4,791,739
13,779	Neurocrine Biosciences, Inc. (a)	1,814,281
5,633	Praxis Precision Medicines, Inc. (a)	1,795,969
17,224	Protagonist Therapeutics, Inc. (a)	1,704,659
39,967	PTC Therapeutics, Inc. (a)	2,600,253
10,436	Rhythm Pharmaceuticals, Inc. (a)	849,073
98,303	Roivant Sciences Ltd. (a)	2,804,585
54,646	TG Therapeutics, Inc. (a)	1,845,942
		56,243,981
	Broadline Retail — 0.7%
4,760	Dillard’s, Inc., Class A	2,709,487
18,162	Etsy, Inc. (a)	1,168,543
251,471	Macy’s, Inc.	4,916,258
		8,794,288
	Building Products — 2.7%
13,766	A.O. Smith Corp.	851,289
21,937	AAON, Inc.	2,046,941
6,618	Advanced Drainage Systems, Inc.	987,736

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
6,248	Allegion PLC	$858,975
5,509	Armstrong World Industries, Inc.	938,679
33,074	Builders FirstSource, Inc. (a)	2,615,823
5,441	Carlisle Cos., Inc.	1,932,970
3,483	CSW Industrials, Inc.	1,014,250
93,386	Fortune Brands Innovations, Inc.	3,785,868
15,034	Masco Corp.	1,079,742
20,991	Modine Manufacturing Co. (a)	5,344,938
80,778	Resideo Technologies, Inc. (a)	3,341,786
10,577	Simpson Manufacturing Co., Inc.	2,017,351
74,766	Trex Co., Inc. (a)	2,930,827
39,506	UFP Industries, Inc.	3,535,392
40,485	Zurn Elkay Water Solutions Corp.	2,103,601
		35,386,168
	Capital Markets — 3.1%
13,151	Affiliated Managers Group, Inc.	3,875,205
367,159	Blue Owl Technology Finance Corp.	4,178,269
6,082	Evercore, Inc., Class A	1,954,086
16,771	FactSet Research Systems, Inc.	3,816,744
64,173	Federated Hermes, Inc.	3,727,810
115,282	Franklin Resources, Inc.	3,455,001
112,104	Invesco Ltd.	2,938,246
88,182	Jefferies Financial Group, Inc.	4,252,136
21,366	Lazard, Inc.	1,036,251
15,924	Moelis & Co., Class A	1,036,971
6,497	PJT Partners, Inc., Class A	992,352
11,567	SEI Investments Co.	1,048,896
12,279	Stifel Financial Corp.	967,708
11,256	StoneX Group, Inc. (a)	1,193,474
15,428	Tradeweb Markets, Inc., Class A	1,747,221
69,473	Victory Capital Holdings, Inc., Class A	5,454,325
		41,674,695
	Chemicals — 1.4%
10,711	Balchem Corp.	1,731,112
27,963	CF Industries Holdings, Inc.	3,473,005
47,572	Eastman Chemical Co.	3,477,037
178,395	Mosaic (The) Co.	4,151,252
5,666	NewMarket Corp.	3,828,063
18,262	RPM International, Inc.	1,860,715
		18,521,184
	Commercial Services & Supplies — 0.3%
17,517	Brink’s (The) Co.	1,869,940
5,536	MSA Safety, Inc.	921,135
30,135	Tetra Tech, Inc.	973,963
		3,765,038
Shares	Description	Value

	Communications Equipment — 1.3%
301,216	Ondas, Inc. (a) (b)	$3,024,208
99,325	Viasat, Inc. (a)	6,546,511
136,692	Viavi Solutions, Inc. (a)	7,162,661
		16,733,380
	Construction & Engineering — 4.0%
25,656	Arcosa, Inc.	3,244,714
6,682	Argan, Inc.	4,476,806
32,752	Construction Partners, Inc., Class A (a)	4,050,112
13,426	Dycom Industries, Inc. (a)	5,559,707
38,532	Everus Construction Group, Inc. (a)	5,680,773
30,357	Granite Construction, Inc.	4,161,034
9,548	IES Holdings, Inc. (a)	6,149,676
31,804	Primoris Services Corp.	5,761,295
11,169	Sterling Infrastructure, Inc. (a)	5,758,960
58,934	Tutor Perini Corp.	5,476,147
6,814	Valmont Industries, Inc.	3,461,784
		53,781,008
	Construction Materials — 0.3%
19,210	Eagle Materials, Inc.	4,036,213
	Consumer Finance — 1.9%
92,767	Ally Financial, Inc.	4,117,927
6,430	Credit Acceptance Corp. (a)	3,246,571
26,794	Enova International, Inc. (a)	4,539,172
24,198	FirstCash Holdings, Inc.	5,280,488
68,036	OneMain Holdings, Inc.	3,998,476
169,980	SLM Corp.	3,923,138
		25,105,772
	Consumer Staples Distribution & Retail — 0.8%
159,799	Albertsons Cos., Inc., Class A	2,692,613
9,222	BJ’s Wholesale Club Holdings, Inc. (a)	865,854
24,230	Maplebear, Inc. (a)	1,026,140
10,595	Performance Food Group Co. (a)	959,483
6,030	PriceSmart, Inc.	946,228
47,184	Sprouts Farmers Market, Inc. (a)	3,862,010
		10,352,328
	Containers & Packaging — 1.4%
21,609	AptarGroup, Inc.	2,672,601
10,513	Avery Dennison Corp.	1,723,396
18,108	Crown Holdings, Inc.	1,780,198
457,657	Graphic Packaging Holding Co.	4,361,471
93,797	Silgan Holdings, Inc.	3,803,468
84,102	Sonoco Products Co.	4,201,736
		18,542,870

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.4%
154,890	LKQ Corp.	$4,891,426
4,485	Pool Corp.	956,740
		5,848,166
	Diversified Consumer Services — 1.0%
692,405	ADT, Inc.	5,213,810
34,343	Frontdoor, Inc. (a)	2,356,960
5,339	Grand Canyon Education, Inc. (a)	902,665
104,457	Laureate Education, Inc. (a)	3,143,633
22,002	Service Corp. International	1,782,822
		13,399,890
	Diversified REITs — 0.1%
29,898	Essential Properties Realty Trust, Inc.	939,694
	Diversified Telecommunication Services — 0.6%
54,791	Globalstar, Inc. (a)	4,509,299
391,798	Lumen Technologies, Inc. (a)	3,463,495
		7,972,794
	Electric Utilities — 0.8%
12,697	IDACORP, Inc.	1,875,855
56,777	OGE Energy Corp.	2,770,718
27,028	Pinnacle West Capital Corp.	2,803,344
68,965	Portland General Electric Co.	3,581,352
		11,031,269
	Electrical Equipment — 1.7%
3,239	Acuity, Inc.	938,565
26,186	EnerSys	5,584,426
20,178	Powell Industries, Inc.	5,594,754
4,847	Regal Rexnord Corp.	1,042,251
200,811	Sunrun, Inc. (a)	2,556,324
28,255	Vicor Corp. (a)	7,608,224
		23,324,544
	Electronic Equipment, Instruments & Components — 3.7%
14,096	Advanced Energy Industries, Inc.	5,411,595
18,988	Arrow Electronics, Inc. (a)	3,566,516
44,189	Avnet, Inc.	3,646,034
15,809	Belden, Inc.	1,778,196
74,286	Cognex Corp.	4,123,616
40,603	Itron, Inc. (a)	3,402,532
10,255	OSI Systems, Inc. (a)	2,942,365
4,480	Plexus Corp. (a)	1,122,598
35,091	Sanmina Corp. (a)	7,643,522
16,140	TD SYNNEX Corp.	3,682,825
46,695	TTM Technologies, Inc. (a)	7,388,083
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
76,770	Vontier Corp.	$2,754,508
8,682	Zebra Technologies Corp., Class A (a)	1,964,389
		49,426,779
	Energy Equipment & Services — 0.8%
130,721	Archrock, Inc.	5,065,439
96,509	NOV, Inc.	1,974,574
28,791	Weatherford International PLC	3,177,087
		10,217,100
	Entertainment — 0.5%
14,155	Madison Square Garden Sports Corp. (a)	4,847,521
19,185	Roku, Inc. (a)	2,236,204
		7,083,725
	Financial Services — 2.0%
111,471	Enact Holdings, Inc.	4,763,156
77,841	Essent Group Ltd.	4,710,937
49,396	HA Sustainable Infrastructure Capital, Inc.	2,072,162
8,587	Jackson Financial, Inc., Class A	994,117
173,299	MGIC Investment Corp.	4,588,958
137,518	Radian Group, Inc.	4,927,270
39,858	Voya Financial, Inc.	3,266,762
11,862	WEX, Inc. (a)	1,783,214
		27,106,576
	Food Products — 2.0%
163,029	Campbell’s (The) Co. (b)	3,389,373
57,740	Conagra Brands, Inc.	828,569
14,674	Darling Ingredients, Inc. (a)	942,511
80,147	Hormel Foods Corp.	1,720,756
40,378	Ingredion, Inc.	4,511,838
64,436	Lamb Weston Holdings, Inc.	2,806,188
26,309	Marzetti (The) Company	3,427,536
36,813	Post Holdings, Inc. (a)	3,856,162
804	Seaboard Corp.	4,571,487
		26,054,420
	Gas Utilities — 1.8%
131,418	MDU Resources Group, Inc.	2,960,847
38,732	National Fuel Gas Co.	3,268,206
49,581	New Jersey Resources Corp.	2,791,906
42,253	ONE Gas, Inc.	3,769,813
41,878	Southwest Gas Holdings, Inc.	3,938,626
30,076	Spire, Inc.	2,742,330
124,907	UGI Corp.	4,507,894
		23,979,622

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 1.2%
31,527	Knight-Swift Transportation Holdings, Inc.	$2,046,102
342,037	Lyft, Inc., Class A (a)	4,839,824
17,779	Ryder System, Inc.	4,511,777
2,583	Saia, Inc. (a)	1,159,302
81,470	U-Haul Holding Co.	3,885,304
		16,442,309
	Health Care Equipment & Supplies — 1.3%
5,296	Align Technology, Inc. (a)	932,149
25,293	Glaukos Corp. (a)	3,633,845
42,239	Globus Medical, Inc., Class A (a)	3,809,113
23,934	Lantheus Holdings, Inc. (a)	2,025,295
69,665	Solventum Corp. (a)	4,692,635
18,261	TransMedics Group, Inc. (a)	1,840,526
		16,933,563
	Health Care Providers & Services — 2.7%
154,540	Alignment Healthcare, Inc. (a)	3,483,332
106,761	BrightSpring Health Services, Inc. (a)	5,121,325
4,806	Chemed Corp.	2,042,454
5,907	DaVita, Inc. (a)	916,412
9,384	Encompass Health Corp.	938,400
22,577	Ensign Group (The), Inc.	4,214,900
29,480	Guardant Health, Inc. (a)	2,567,118
24,631	Henry Schein, Inc. (a)	1,837,226
20,427	Molina Healthcare, Inc. (a)	3,975,503
67,434	Option Care Health, Inc. (a)	1,370,933
141,629	PACS Group, Inc. (a)	4,751,653
25,418	Universal Health Services, Inc., Class B	4,277,087
		35,496,343
	Health Care REITs — 0.7%
38,492	American Healthcare REIT, Inc.	1,954,624
74,298	CareTrust REIT, Inc.	2,931,056
53,423	Healthcare Realty Trust, Inc.	999,010
110,487	Healthpeak Properties, Inc.	1,786,575
20,714	Omega Healthcare Investors, Inc.	972,936
47,201	Sabra Health Care REIT, Inc.	975,173
		9,619,374
	Hotel & Resort REITs — 0.4%
189,941	Host Hotels & Resorts, Inc.	4,013,454
9,837	Ryman Hospitality Properties, Inc.	1,033,770
		5,047,224
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.2%
22,390	Aramark	$1,022,999
55,354	Boyd Gaming Corp.	4,813,030
19,072	Brinker International, Inc. (a)	2,903,521
103,028	Caesars Entertainment, Inc. (a)	2,864,179
33,658	Cava Group, Inc. (a)	3,143,994
17,539	Choice Hotels International, Inc. (b)	1,737,764
10,105	Churchill Downs, Inc.	1,020,504
12,625	Hyatt Hotels Corp., Class A (b)	2,115,571
67,384	Life Time Group Holdings, Inc. (a)	1,806,565
24,526	MGM Resorts International (a)	955,043
10,992	Texas Roadhouse, Inc.	1,769,602
52,599	Travel + Leisure Co.	3,401,052
7,074	Vail Resorts, Inc.	899,671
8,939	Wynn Resorts Ltd.	957,456
		29,410,951
	Household Durables — 2.2%
36,615	Champion Homes, Inc. (a)	2,791,161
10,269	Installed Building Products, Inc.	2,963,120
73,562	Meritage Homes Corp.	4,953,665
46,203	Mohawk Industries, Inc. (a)	4,877,189
78,110	Taylor Morrison Home Corp. (a)	4,744,401
33,334	Toll Brothers, Inc.	4,738,095
2,583	TopBuild Corp. (a)	1,143,494
67,495	Whirlpool Corp. (b)	3,783,770
		29,994,895
	Household Products — 0.3%
171,826	Reynolds Consumer Products, Inc.	3,603,191
	Independent Power and Renewable Electricity Producers — 0.3%
23,101	Clearway Energy, Inc., Class C	932,356
24,330	Ormat Technologies, Inc.	2,795,517
		3,727,873
	Industrial REITs — 0.9%
4,905	EastGroup Properties, Inc.	986,886
31,379	First Industrial Realty Trust, Inc.	1,945,812
83,119	Lineage, Inc.	3,065,429
83,196	Rexford Industrial Realty, Inc.	2,985,904
25,171	STAG Industrial, Inc.	971,097
29,557	Terreno Realty Corp.	1,927,116
		11,882,244
	Insurance — 5.1%
14,214	American Financial Group, Inc.	1,894,300
12,502	Assurant, Inc.	2,953,848
44,859	Axis Capital Holdings Ltd.	4,504,292
13,918	Everest Group Ltd.	4,965,386

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
39,140	Fidelity National Financial, Inc.	$2,047,022
75,453	First American Financial Corp.	5,291,519
26,149	Globe Life, Inc.	4,034,791
20,993	Hanover Insurance Group (The), Inc.	3,940,176
43,442	Lemonade, Inc. (a)	2,460,555
102,515	Lincoln National Corp.	3,876,092
41,285	Mercury General Corp.	4,017,443
91,210	Old Republic International Corp.	3,643,840
10,872	Primerica, Inc.	3,057,967
13,337	Reinsurance Group of America, Inc.	2,820,242
15,306	RenaissanceRe Holdings Ltd.	4,698,483
47,739	RLI Corp.	2,471,448
48,272	Selective Insurance Group, Inc.	4,052,434
24,856	Unum Group	1,997,925
2,071	White Mountains Insurance Group Ltd.	4,622,451
		67,350,214
	Interactive Media & Services — 0.1%
29,557	Match Group, Inc.	1,106,023
	IT Services — 1.1%
7,903	Akamai Technologies, Inc. (a)	813,851
38,233	Applied Digital Corp. (a)	1,309,480
53,032	DigitalOcean Holdings, Inc. (a)	5,113,876
26,815	EPAM Systems, Inc. (a)	3,051,011
5,732	Gartner, Inc. (a)	851,144
276,727	Kyndryl Holdings, Inc. (a)	3,824,367
		14,963,729
	Leisure Products — 0.9%
38,931	Acushnet Holdings Corp.	3,769,299
38,883	Hasbro, Inc.	3,726,547
313,083	Mattel, Inc. (a)	4,721,292
		12,217,138
	Life Sciences Tools & Services — 0.5%
16,320	Bio-Rad Laboratories, Inc., Class A (a)	4,571,559
5,261	Charles River Laboratories International, Inc. (a)	878,429
20,721	Revvity, Inc.	1,794,853
		7,244,841
	Machinery — 4.1%
39,259	AGCO Corp.	4,751,124
15,508	Allison Transmission Holdings, Inc.	2,083,500
64,105	Atmus Filtration Technologies, Inc.	4,064,257
21,389	Donaldson Co., Inc.	1,885,868
Shares	Description	Value

	Machinery (Continued)
18,781	Esab Corp.	$1,845,609
16,167	ESCO Technologies, Inc.	5,237,300
25,179	Federal Signal Corp.	3,100,290
49,508	Flowserve Corp.	3,645,769
19,696	Franklin Electric Co., Inc.	1,973,342
4,789	IDEX Corp.	1,043,284
14,197	JBT Marel Corp.	1,676,666
10,933	Lincoln Electric Holdings, Inc.	2,897,245
24,576	Mueller Industries, Inc.	3,328,328
66,037	Mueller Water Products, Inc., Class A	1,841,772
24,722	Oshkosh Corp.	3,864,049
9,079	SPX Technologies, Inc. (a)	1,987,484
38,320	Stanley Black & Decker, Inc.	2,995,091
17,062	Symbotic, Inc. (a)	1,008,364
18,051	Timken (The) Co.	2,001,675
9,714	Toro (The) Co.	924,481
9,380	Watts Water Technologies, Inc., Class A	2,815,501
		54,970,999
	Marine Transportation — 0.6%
20,493	Kirby Corp. (a)	3,085,016
27,750	Matson, Inc.	4,840,433
		7,925,449
	Media — 0.9%
43,464	New York Times (The) Co., Class A	3,434,960
10,039	Nexstar Media Group, Inc.	2,089,517
100,628	Paramount Skydance Corp., Class B (b)	1,030,431
197,102	Sirius XM Holdings, Inc.	5,309,928
		11,864,836
	Metals & Mining — 1.3%
54,867	Alcoa Corp.	3,499,966
77,511	Century Aluminum Co. (a)	4,607,254
145,072	Coeur Mining, Inc. (a)	2,606,944
74,053	Commercial Metals Co.	5,106,695
18,808	MP Materials Corp. (a)	1,242,080
9,744	Warrior Met Coal, Inc.	875,498
		17,938,437
	Mortgage REITs — 0.5%
479,862	Rithm Capital Corp.	4,693,051
105,420	Starwood Property Trust, Inc.	1,935,511
		6,628,562
	Multi-Utilities — 0.3%
52,432	Black Hills Corp.	3,947,605
	Office REITs — 1.3%
52,465	BXP, Inc.	3,067,104
160,863	Cousins Properties, Inc.	4,119,702

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
161,258	Kilroy Realty Corp.	$5,363,441
175,034	Vornado Realty Trust	5,231,766
		17,782,013
	Oil, Gas & Consumable Fuels — 5.3%
119,430	Antero Midstream Corp.	2,610,740
85,548	Antero Resources Corp. (a)	3,358,615
107,188	APA Corp.	4,365,767
65,719	California Resources Corp.	4,485,979
25,536	Chord Energy Corp.	3,718,042
118,006	CNX Resources Corp. (a)	4,591,613
215,802	Comstock Resources, Inc. (a)	3,759,271
17,333	Core Natural Resources, Inc.	1,555,463
27,025	DT Midstream, Inc.	3,999,430
72,915	HF Sinclair Corp.	4,900,617
144,094	Magnolia Oil & Gas Corp., Class A	4,357,403
72,002	Matador Resources Co.	4,567,807
88,015	Murphy Oil Corp.	3,675,506
76,636	Ovintiv, Inc.	4,716,946
55,094	Peabody Energy Corp.	1,468,806
213,372	Permian Resources Corp., Class A	4,613,103
80,360	Range Resources Corp.	3,495,660
145,899	SM Energy Co.	4,527,246
57,593	Venture Global, Inc., Class A	764,259
19,317	Viper Energy, Inc., Class A	953,873
		70,486,146
	Paper & Forest Products — 0.1%
24,953	Louisiana-Pacific Corp.	1,801,357
	Passenger Airlines — 0.3%
98,946	Alaska Air Group, Inc. (a)	3,869,778
	Pharmaceuticals — 0.9%
292,782	Amneal Pharmaceuticals, Inc. (a)	3,768,104
16,111	Axsome Therapeutics, Inc. (a)	3,347,060
24,991	Crinetics Pharmaceuticals, Inc. (a)	969,151
151,720	Elanco Animal Health, Inc. (a)	3,393,977
		11,478,292
	Professional Services — 3.1%
174,428	Amentum Holdings, Inc. (a)	4,575,246
23,264	Booz Allen Hamilton Holding Corp.	1,809,241
5,007	CACI International, Inc., Class A (a)	2,601,337
10,269	FTI Consulting, Inc. (a)	1,841,232
97,468	Genpact Ltd.	3,387,013
98,732	KBR, Inc.	3,701,463
Shares	Description	Value

	Professional Services (Continued)
70,969	Maximus, Inc.	$4,656,986
33,513	Parsons Corp. (a)	1,689,390
29,874	Paycom Software, Inc.	3,786,828
162,759	Planet Labs PBC (a)	6,017,200
38,341	Science Applications International Corp.	3,710,259
31,769	UL Solutions, Inc., Class A	2,874,777
		40,650,972
	Real Estate Management & Development — 0.4%
124,169	Compass, Inc., Class A (a)	939,959
57,530	Howard Hughes Holdings, Inc. (a)	3,582,393
193,945	Opendoor Technologies, Inc. (a)	1,043,424
		5,565,776
	Residential REITs — 0.4%
97,528	American Homes 4 Rent, Class A	3,105,291
18,589	Camden Property Trust	1,952,217
		5,057,508
	Retail REITs — 1.0%
12,042	Agree Realty Corp.	928,558
63,031	Brixmor Property Group, Inc.	1,896,603
8,547	Federal Realty Investment Trust	947,862
40,394	Kimco Realty Corp.	954,914
73,943	Kite Realty Group Trust	1,934,349
48,025	Macerich (The) Co.	1,043,583
64,786	NNN REIT, Inc.	2,836,979
48,513	Phillips Edison & Co., Inc.	1,948,525
11,995	Regency Centers Corp.	933,811
		13,425,184
	Semiconductors & Semiconductor Equipment — 3.2%
86,363	Allegro MicroSystems, Inc. (a)	4,188,605
60,471	Amkor Technology, Inc.	4,217,852
25,164	Cirrus Logic, Inc. (a)	4,103,745
24,006	Enphase Energy, Inc. (a)	791,238
37,521	FormFactor, Inc. (a)	5,100,230
13,278	Onto Innovation, Inc. (a)	3,917,807
21,102	Rambus, Inc. (a)	2,429,051
35,413	Semtech Corp. (a)	3,720,136
7,885	SiTime Corp. (a)	4,432,553
84,949	Skyworks Solutions, Inc.	5,960,871
39,705	Universal Display Corp.	3,457,908
		42,319,996
	Software — 1.1%
141,052	Cipher Digital, Inc. (a)	2,502,262
39,950	Dropbox, Inc., Class A (a)	970,386

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
48,203	Gen Digital, Inc.	$929,836
21,327	Pegasystems, Inc.	779,502
146,871	Riot Platforms, Inc. (a)	2,532,056
252,204	Terawulf, Inc. (a)	5,480,393
57,014	Zeta Global Holdings Corp., Class A (a)	1,050,198
		14,244,633
	Specialized REITs — 1.3%
49,531	CubeSmart	2,005,015
91,054	EPR Properties	5,081,724
7,165	Lamar Advertising Co., Class A	987,624
162,467	Millrose Properties, Inc.	4,982,863
176,493	Rayonier, Inc.	3,743,416
		16,800,642
	Specialty Retail — 4.8%
29,801	Abercrombie & Fitch Co., Class A (a)	2,543,515
23,280	Asbury Automotive Group, Inc. (a)	4,741,903
18,637	AutoNation, Inc. (a)	3,958,126
145,849	Bath & Body Works, Inc.	2,835,305
42,414	Best Buy Co., Inc.	2,565,623
12,404	Boot Barn Holdings, Inc. (a)	2,126,666
87,525	CarMax, Inc. (a)	3,440,608
9,155	Dick’s Sporting Goods, Inc.	2,077,453
19,911	Five Below, Inc. (a)	4,692,226
35,735	Floor & Decor Holdings, Inc., Class A (a)	1,729,574
78,789	GameStop Corp., Class A (a)	1,965,785
187,980	Gap (The), Inc.	4,622,428
11,007	Group 1 Automotive, Inc.	3,928,068
18,217	Lithia Motors, Inc.	5,285,116
1,839	Murphy USA, Inc.	1,081,332
24,340	Penske Automotive Group, Inc.	4,174,797
71,809	Urban Outfitters, Inc. (a)	5,051,045
53,900	Valvoline, Inc. (a)	1,791,097
78,501	Victoria’s Secret & Co. (a)	4,068,707
12,069	Wayfair, Inc., Class A (a)	771,571
		63,450,945
	Textiles, Apparel & Luxury Goods — 0.4%
10,580	Ralph Lauren Corp.	3,794,411
106,846	VF Corp.	2,022,595
		5,817,006
	Trading Companies & Distributors — 1.1%
3,422	Applied Industrial Technologies, Inc.	1,046,277
18,375	Core & Main, Inc., Class A (a)	925,549
10,632	GATX Corp.	2,083,021
Shares	Description	Value

	Trading Companies & Distributors (Continued)
19,673	MSC Industrial Direct Co., Inc., Class A	$2,011,958
55,050	Rush Enterprises, Inc., Class A	4,075,351
6,820	SiteOne Landscape Supply, Inc. (a)	859,661
2,495	Watsco, Inc.	1,092,411
6,635	WESCO International, Inc.	2,316,411
		14,410,639
	Wireless Telecommunication Services — 0.2%
64,679	Telephone and Data Systems, Inc.	2,914,436
	Total Common Stocks	1,329,047,230
	(Cost $1,163,273,210)
MONEY MARKET FUNDS — 0.1%
1,394,584	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	1,394,584
	(Cost $1,394,584)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$10,405,213	Toronto-Dominion Bank (The), 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $10,406,265. Collateralized by U.S. Treasury Securities, interest rates of 3.50% to 4.88%, due 06/30/28 to 10/31/30. The value of the collateral including accrued interest is $10,613,320. (d)	10,405,213
	(Cost $10,405,213)

	Total Investments — 100.8%	1,340,847,027
	(Cost $1,175,073,007)
	Net Other Assets and Liabilities — (0.8)%	(10,776,942)
	Net Assets — 100.0%	$1,330,070,085

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $10,420,824 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $10,405,213. On
April 30, 2026, the last business day of the period, there was sufficient collateral based on the end of day market value
from the prior business day; however, as a result of market
movement from April 29 to April 30, the value of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,329,047,230	$1,329,047,230	$—	$—
Money Market Funds	1,394,584	1,394,584	—	—
Repurchase Agreements	10,405,213	—	10,405,213	—
Total Investments	$1,340,847,027	$1,330,441,814	$10,405,213	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
52,018	Astronics Corp. (a)	$3,714,085
22,761	Ducommun, Inc. (a)	3,230,469
112,216	Intuitive Machines, Inc. (a) (b)	2,844,676
265,182	Red Cat Holdings, Inc. (a) (b)	3,107,933
20,214	V2X, Inc. (a)	1,370,711
		14,267,874
	Air Freight & Logistics — 0.3%
96,316	Hub Group, Inc., Class A	4,221,530
	Automobile Components — 1.7%
34,259	Adient PLC (a)	721,152
103,158	Dana, Inc.	3,760,109
191,043	Garrett Motion, Inc.	4,892,611
16,890	LCI Industries	2,013,626
40,576	Phinia, Inc.	2,927,559
38,099	Visteon Corp.	4,256,039
46,928	XPEL, Inc. (a) (c)	2,234,711
		20,805,807
	Automobiles — 0.6%
171,674	Harley-Davidson, Inc.	4,101,292
112,011	Winnebago Industries, Inc.	3,652,679
		7,753,971
	Banks — 10.2%
30,091	1st Source Corp.	2,212,591
35,627	Amalgamated Financial Corp.	1,456,432
118,471	Banc of California, Inc.	2,218,962
6,382	BancFirst Corp.	712,295
12,886	Bancorp (The), Inc. (a)	770,969
15,420	Bank First Corp.	2,240,680
9,325	Bank of Hawaii Corp.	741,431
46,119	BankUnited, Inc.	2,143,611
34,325	Banner Corp.	2,296,686
23,077	Beacon Financial Corp.	658,387
65,975	Byline Bancorp, Inc.	2,121,096
41,771	Cathay General Bancorp	2,340,429
5,795	City Holding Co.	712,553
39,542	Columbia Financial, Inc. (a)	760,393
23,609	Community Financial System, Inc.	1,495,866
34,300	Community Trust Bancorp, Inc.	2,227,099
51,728	ConnectOne Bancorp, Inc.	1,511,492
30,007	Customers Bancorp, Inc. (a)	2,288,634
107,413	CVB Financial Corp.	2,188,003
82,112	Dime Community Bancshares, Inc.	2,947,000
51,320	Enterprise Financial Services Corp.	2,967,322
13,331	FB Financial Corp.	720,807
Shares	Description	Value

	Banks (Continued)
12,285	First Bancorp	$709,336
97,507	First BanCorp	2,367,470
82,418	First Busey Corp.	2,159,352
118,471	First Commonwealth Financial Corp.	2,181,051
99,604	First Financial Bancorp	3,016,009
84,528	First Hawaiian, Inc.	2,305,924
83,142	First Interstate BancSystem, Inc., Class A	2,950,709
71,702	First Merchants Corp.	2,899,629
76,165	Firstsun Capital Bancorp (a)	2,693,194
136,528	Fulton Financial Corp.	2,947,639
33,137	German American Bancorp, Inc.	1,427,211
58,146	Hilltop Holdings, Inc.	2,190,360
123,968	Hope Bancorp, Inc.	1,543,402
18,414	Independent Bank Corp.	1,436,108
12,066	Lakeland Financial Corp.	730,234
41,874	Live Oak Bancshares, Inc.	1,574,462
46,937	Mechanics Bancorp, Class A	693,025
35,361	National Bank Holdings Corp., Class A	1,509,915
48,913	NBT Bancorp, Inc.	2,137,009
13,975	Nicolet Bankshares, Inc.	2,047,058
109,121	Northwest Bancshares, Inc.	1,509,143
68,635	OFG Bancorp	3,154,465
33,402	Origin Bancorp, Inc.	1,563,882
4,234	Park National Corp.	729,052
23,343	Pathward Financial, Inc.	2,027,106
84,485	Peoples Bancorp, Inc.	2,906,284
131,237	Provident Financial Services, Inc.	2,976,455
24,373	QCR Holdings, Inc.	2,203,807
38,325	Renasant Corp.	1,528,784
39,362	Republic Bancorp, Inc., Class A	2,980,884
49,790	S&T Bancorp, Inc.	2,197,233
22,858	Seacoast Banking Corp. of Florida	719,341
35,601	Simmons First National Corp., Class A	756,877
20,888	Stock Yards Bancorp, Inc.	1,510,829
35,221	Tompkins Financial Corp.	2,968,074
41,127	Towne Bank	1,462,476
43,810	TriCo Bancshares	2,202,329
11,604	Triumph Financial, Inc. (a)	785,359
49,424	Trustmark Corp.	2,192,943
88,439	WaFd, Inc.	3,130,741
60,386	WesBanco, Inc.	2,076,071
39,937	Westamerica BanCorp	2,189,346
31,817	WSFS Financial Corp.	2,289,869
		123,313,185

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Beverages — 0.5%
9,038	Boston Beer (The) Co., Inc., Class A (a)	$2,142,368
41,151	National Beverage Corp. (a)	1,408,187
43,357	Vita Coco (The) Co., Inc. (a)	2,861,128
		6,411,683
	Biotechnology — 6.2%
40,934	Agios Pharmaceuticals, Inc. (a)	1,146,152
81,861	AnaptysBio, Inc. (a)	5,380,724
86,282	Apellis Pharmaceuticals, Inc. (a)	3,533,248
64,107	Arcus Biosciences, Inc. (a)	1,634,729
88,401	Arcutis Biotherapeutics, Inc. (a)	2,052,671
346,769	Ardelyx, Inc. (a)	2,195,048
58,112	Beam Therapeutics, Inc. (a)	1,762,537
364,624	BioCryst Pharmaceuticals, Inc. (a)	3,339,956
83,890	Catalyst Pharmaceuticals, Inc. (a)	2,359,826
43,658	Celldex Therapeutics, Inc. (a)	1,435,475
261,767	Compass Therapeutics, Inc. (a)	463,328
24,819	Dianthus Therapeutics, Inc. (a)	2,179,108
83,341	Ideaya Biosciences, Inc. (a)	2,425,223
63,318	Immunome, Inc. (a)	1,452,515
41,307	Inhibrx Biosciences, Inc. (a)	5,337,277
108,015	Intellia Therapeutics, Inc. (a)	1,456,042
211,017	Monte Rosa Therapeutics, Inc. (a)	4,040,976
255,864	Novavax, Inc. (a)	2,027,722
89,337	Nurix Therapeutics, Inc. (a)	1,491,928
538,178	Precigen, Inc. (a)	2,238,821
348,867	Relay Therapeutics, Inc. (a)	4,521,316
63,641	Sarepta Therapeutics, Inc. (a)	1,328,824
85,288	Stoke Therapeutics, Inc. (a)	2,790,623
148,598	Syndax Pharmaceuticals, Inc. (a)	3,184,455
165,931	Tango Therapeutics, Inc. (a)	3,587,428
154,894	Taysha Gene Therapies, Inc. (a)	989,773
70,102	Travere Therapeutics, Inc. (a)	2,952,696
58,436	Twist Bioscience Corp. (a)	3,415,584
21,494	Veracyte, Inc. (a)	707,582
35,396	Viridian Therapeutics, Inc. (a)	477,138
110,902	Zymeworks, Inc. (a)	3,054,241
		74,962,966
	Broadline Retail — 0.3%
269,086	Kohl’s Corp.	3,812,949
	Building Products — 0.9%
16,645	AZZ, Inc.	2,380,901
17,366	Gibraltar Industries, Inc. (a)	677,795
9,526	Griffon Corp.	868,485
103,497	Hayward Holdings, Inc. (a)	1,553,490
Shares	Description	Value

	Building Products (Continued)
334,175	Masterbrand, Inc. (a)	$3,000,892
62,336	Tecnoglass, Inc.	2,685,435
		11,166,998
	Capital Markets — 1.7%
51,029	Acadian Asset Management, Inc.	3,436,803
283,947	BGC Group, Inc., Class A	3,188,725
11,068	Cohen & Steers, Inc.	777,970
29,378	Donnelley Financial Solutions, Inc. (a)	1,477,714
274,189	Golub Capital BDC, Inc. (b)	3,756,389
15,743	Virtu Financial, Inc., Class A	781,797
25,836	Virtus Investment Partners, Inc.	3,760,430
190,727	WisdomTree, Inc.	3,242,359
		20,422,187
	Chemicals — 2.0%
38,146	Avient Corp.	1,414,454
36,872	Cabot Corp.	2,837,669
33,677	H.B. Fuller Co.	2,038,132
9,013	Hawkins, Inc.	1,509,227
52,019	Huntsman Corp.	747,513
29,160	Ingevity Corp. (a)	2,221,700
38,031	Innospec, Inc.	2,900,244
9,760	Minerals Technologies, Inc.	702,134
46,579	Olin Corp.	1,326,570
85,288	Perimeter Solutions, Inc. (a)	2,584,227
5,573	Quaker Chemical Corp.	757,315
22,770	Scotts Miracle-Gro (The) Co.	1,427,679
8,011	Sensient Technologies Corp.	910,370
69,455	Stepan Co.	3,474,834
		24,852,068
	Commercial Services & Supplies — 3.3%
72,093	ABM Industries, Inc.	2,941,394
25,569	Brady Corp., Class A	2,092,056
294,423	BrightView Holdings, Inc. (a)	3,503,634
47,552	Cimpress PLC (a)	4,206,450
183,566	CoreCivic, Inc. (a)	3,755,760
100,835	Deluxe Corp.	3,141,010
141,537	Enviri Corp. (a)	2,786,864
206,497	GEO Group (The), Inc. (a)	3,822,259
149,703	Healthcare Services Group, Inc. (a)	3,205,141
41,474	HNI Corp.	1,515,460
55,569	Interface, Inc.	1,549,264
192,045	MillerKnoll, Inc.	3,088,084
71,447	OPENLANE, Inc. (a)	2,246,294
125,320	Pitney Bowes, Inc.	1,937,447
		39,791,117

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment — 1.4%
41,035	Applied Optoelectronics, Inc. (a)	$6,744,513
28,264	Calix, Inc. (a)	1,231,180
43,210	Digi International, Inc. (a)	2,421,488
65,516	NetScout Systems, Inc. (a)	2,207,889
312,043	Vistance Networks, Inc.	3,992,590
		16,597,660
	Construction & Engineering — 1.0%
81,675	Ameresco, Inc., Class A (a)	2,416,763
95,072	Centuri Holdings, Inc. (a)	3,574,707
12,295	MYR Group, Inc. (a)	4,977,139
39,886	WillScot Holdings Corp.	903,019
		11,871,628
	Construction Materials — 0.3%
16,961	Knife River Corp. (a)	1,569,740
15,946	United States Lime & Minerals, Inc.	1,716,906
		3,286,646
	Consumer Finance — 2.0%
46,350	Bread Financial Holdings, Inc.	3,929,553
7,953	Dave, Inc. (a)	2,163,136
49,507	Encore Capital Group, Inc. (a)	4,097,694
109,416	EZCORP, Inc., Class A (a)	3,586,656
193,925	LendingClub Corp. (a)	3,310,300
21,535	Nelnet, Inc., Class A	3,051,510
120,990	PROG Holdings, Inc.	4,335,072
		24,473,921
	Consumer Staples Distribution & Retail — 1.0%
19,291	Andersons (The), Inc.	1,515,115
35,032	Chefs’ Warehouse (The), Inc. (a)	2,718,483
38,617	Ingles Markets, Inc., Class A	3,532,297
15,366	United Natural Foods, Inc. (a)	768,607
50,755	Weis Markets, Inc.	3,561,986
		12,096,488
	Containers & Packaging — 0.6%
51,757	Greif, Inc., Class A	3,376,627
197,635	O-I Glass, Inc. (a)	1,800,455
57,952	TriMas Corp.	2,145,383
		7,322,465
	Distributors — 0.4%
76,493	GigaCloud Technology, Inc., Class A (a)	3,403,174
34,550	Gold.com, Inc.	1,561,314
		4,964,488
Shares	Description	Value

	Diversified Consumer Services — 1.4%
12,017	Covista, Inc. (a)	$1,384,599
1,308	Graham Holdings Co., Class B	1,468,243
90,752	OneSpaWorld Holdings Ltd.	2,237,944
55,823	Perdoceo Education Corp.	1,894,633
41,844	Strategic Education, Inc.	3,280,570
39,369	Stride, Inc. (a)	3,825,092
76,923	Universal Technical Institute, Inc. (a)	2,886,920
		16,978,001
	Diversified REITs — 0.5%
188,551	American Assets Trust, Inc.	3,910,548
75,792	Broadstone Net Lease, Inc.	1,500,681
73,970	Global Net Lease, Inc.	707,153
		6,118,382
	Diversified Telecommunication Services — 0.9%
18,609	GCI Liberty, Inc., Class C (a)	637,358
42,305	IDT Corp., Class B	2,121,596
100,108	Iridium Communications, Inc.	3,911,219
78,501	Liberty Latin America Ltd., Class C (a)	652,343
296,055	Uniti Group, Inc. (a)	3,502,331
		10,824,847
	Electric Utilities — 0.6%
140,347	Hawaiian Electric Industries, Inc. (a)	2,115,029
26,946	MGE Energy, Inc.	2,161,608
31,640	Otter Tail Corp.	2,823,554
		7,100,191
	Electrical Equipment — 1.5%
40,911	American Superconductor Corp. (a)	2,190,375
205,886	Amprius Technologies, Inc. (a)	4,335,959
287,296	Array Technologies, Inc. (a)	2,223,671
11,751	Atkore, Inc.	918,341
150,955	Fluence Energy, Inc. (a)	1,838,632
306,364	Plug Power, Inc. (a)	958,919
45,613	Power Solutions International, Inc. (a)	3,342,065
2,557	Preformed Line Products Co.	849,563
210,450	Shoals Technologies Group, Inc., Class A (a)	1,670,973
		18,328,498
	Electronic Equipment, Instruments & Components — 2.5%
48,658	Arlo Technologies, Inc. (a)	683,645
17,535	Bel Fuse, Inc., Class B	4,836,854
12,350	Benchmark Electronics, Inc.	1,013,317
68,416	Crane NXT Co.	3,056,827

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
43,608	CTS Corp.	$2,490,017
35,418	Daktronics, Inc. (a)	696,318
27,676	ePlus, Inc.	2,343,880
41,440	Insight Enterprises, Inc. (a)	3,020,976
6,042	IPG Photonics Corp. (a)	718,515
53,924	Knowles Corp. (a)	1,681,890
60,879	nLight, Inc. (a)	4,252,398
37,693	Ouster, Inc. (a)	1,016,203
35,628	PC Connection, Inc.	2,270,929
76,931	Vishay Intertechnology, Inc.	2,228,691
		30,310,460
	Energy Equipment & Services — 3.9%
105,547	Atlas Energy Solutions, Inc. (b)	1,834,407
74,031	Bristow Group, Inc.	3,637,143
29,234	Cactus, Inc., Class A	1,628,919
159,507	Expro Group Holdings N.V. (a)	2,904,623
280,786	Helix Energy Solutions Group, Inc. (a)	2,906,135
38,435	Helmerich & Payne, Inc.	1,552,005
142,324	Innovex International, Inc. (a)	3,952,338
59,519	Kodiak Gas Services, Inc.	4,035,388
96,423	Liberty Energy, Inc.	3,258,133
78,293	Oceaneering International, Inc. (a)	2,939,119
191,795	Patterson-UTI Energy, Inc.	2,343,735
48,050	ProPetro Holding Corp. (a)	823,097
392,230	RPC, Inc.	3,090,772
15,215	Seadrill Ltd. (a)	756,033
90,510	Select Water Solutions, Inc.	1,514,232
61,429	Solaris Energy Infrastructure, Inc.	4,535,917
325,938	TETRA Technologies, Inc. (a)	3,102,930
33,239	Tidewater, Inc. (a)	2,969,240
		47,784,166
	Entertainment — 1.0%
32,430	Atlanta Braves Holdings, Inc., Class C (a)	1,602,366
97,370	Cinemark Holdings, Inc.	2,874,363
58,924	Madison Square Garden Entertainment Corp. (a)	3,943,194
29,569	Sphere Entertainment Co. (a)	4,212,104
		12,632,027
	Financial Services — 2.4%
41,843	Euronet Worldwide, Inc. (a)	3,028,596
98,406	EVERTEC, Inc.	2,905,929
4,671	Federal Agricultural Mortgage Corp., Class C	811,820
Shares	Description	Value

	Financial Services (Continued)
118,966	Flywire Corp. (a)	$1,607,231
64,718	Merchants Bancorp	3,011,976
92,543	NMI Holdings, Inc. (a)	3,582,339
27,258	Paymentus Holdings, Inc., Class A (a)	764,587
143,348	Payoneer Global, Inc. (a)	713,873
132,912	Remitly Global, Inc. (a)	2,909,444
32,909	Sezzle, Inc. (a)	2,619,556
78,214	Walker & Dunlop, Inc.	3,938,075
318,097	Western Union (The) Co.	2,891,502
		28,784,928
	Food Products — 1.4%
43,858	Cal-Maine Foods, Inc.	3,388,469
340,735	Flowers Foods, Inc.	3,087,059
68,977	Fresh Del Monte Produce, Inc.	2,889,447
11,742	Freshpet, Inc. (a)	791,176
26,204	J & J Snack Foods Corp.	2,312,765
241,899	Simply Good Foods (The) Co. (a)	3,234,190
32,416	Tootsie Roll Industries, Inc.	1,368,603
		17,071,709
	Gas Utilities — 0.3%
5,479	Chesapeake Utilities Corp.	691,011
52,178	Northwest Natural Holding Co.	2,765,434
		3,456,445
	Ground Transportation — 1.1%
21,175	ArcBest Corp.	2,701,295
19,040	Avis Budget Group, Inc. (a) (b)	3,439,957
150,193	Hertz Global Holdings, Inc. (a) (b)	955,227
105,350	Schneider National, Inc., Class B	3,275,331
70,818	Werner Enterprises, Inc.	2,611,060
		12,982,870
	Health Care Equipment & Supplies — 1.6%
63,641	Alphatec Holdings, Inc. (a)	621,136
83,821	Axogen, Inc. (a)	3,621,067
78,535	CONMED Corp.	2,879,093
27,292	Envista Holdings Corp. (a)	707,954
24,388	Establishment Labs Holdings, Inc. (a)	1,673,748
12,283	Haemonetics Corp. (a)	738,085
5,358	ICU Medical, Inc. (a)	638,674
15,735	Integer Holdings Corp. (a)	1,392,705
21,579	iRadimed Corp.	1,800,552
25,438	LeMaitre Vascular, Inc.	2,791,821
20,742	Omnicell, Inc. (a)	859,134
72,238	Tandem Diabetes Care, Inc. (a)	1,410,447
3,580	UFP Technologies, Inc. (a)	686,035
		19,820,451

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services — 2.6%
233,361	AdaptHealth Corp. (a)	$3,059,363
22,180	Addus HomeCare Corp. (a)	2,149,020
405,519	Ardent Health, Inc. (a)	3,957,866
28,237	Astrana Health, Inc. (a)	964,011
215,024	Aveanna Healthcare Holdings, Inc. (a)	1,406,257
202,995	Brookdale Senior Living, Inc. (a)	2,915,008
28,203	Castle Biosciences, Inc. (a)	690,692
32,277	Concentra Group Holdings Parent, Inc.	725,264
92,174	Guardian Pharmacy Services, Inc., Class A (a)	3,419,655
217,388	LifeStance Health Group, Inc. (a)	1,645,627
21,737	National HealthCare Corp.	3,766,805
93,313	NeoGenomics, Inc. (a)	864,078
129,825	Pediatrix Medical Group, Inc. (a)	2,922,361
33,658	Privia Health Group, Inc. (a)	836,401
116,173	Surgery Partners, Inc. (a)	1,629,907
9,235	U.S. Physical Therapy, Inc.	657,717
		31,610,032
	Health Care REITs — 0.6%
522,779	Diversified Healthcare Trust	3,941,754
56,046	LTC Properties, Inc.	2,142,078
149,541	Medical Properties Trust, Inc. (b)	738,733
8,564	National Health Investors, Inc.	658,657
		7,481,222
	Health Care Technology — 0.1%
242,943	Certara, Inc. (a)	1,489,241
	Hotel & Resort REITs — 1.7%
301,586	Apple Hospitality REIT, Inc.	4,062,363
296,372	DiamondRock Hospitality Co.	3,022,994
65,750	Park Hotels & Resorts, Inc.	754,153
219,870	Pebblebrook Hotel Trust	3,089,174
467,821	RLJ Lodging Trust	3,854,845
231,159	Sunstone Hotel Investors, Inc.	2,269,981
187,254	Xenia Hotels & Resorts, Inc.	3,046,623
		20,100,133
	Hotels, Restaurants & Leisure — 1.3%
1,196	Biglari Holdings, Inc., Class A (a)	1,949,707
50,720	Cheesecake Factory (The), Inc.	3,188,767
35,396	Hilton Grand Vacations, Inc. (a)	1,662,550
7,245	Monarch Casino & Resort, Inc.	859,909
12,976	Red Rock Resorts, Inc., Class A	700,185
95,500	Rush Street Interactive, Inc. (a)	2,683,550
15,655	Shake Shack, Inc., Class A (a)	1,604,011
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
42,400	United Parks & Resorts, Inc. (a)	$1,494,600
199,248	Wendy’s (The) Co. (b)	1,386,766
		15,530,045
	Household Durables — 2.3%
2,862	Cavco Industries, Inc. (a)	1,451,034
60,498	Century Communities, Inc.	3,389,098
53,859	Green Brick Partners, Inc. (a)	3,632,251
67,079	KB Home	3,554,516
108,003	La-Z-Boy, Inc.	3,752,024
351,341	Leggett & Platt, Inc.	3,819,077
70,251	LGI Homes, Inc. (a)	3,440,191
28,348	M/I Homes, Inc. (a)	3,727,479
201,860	Newell Brands, Inc.	823,589
		27,589,259
	Household Products — 0.9%
107,071	Central Garden & Pet Co., Class A (a)	3,593,303
126,842	Energizer Holdings, Inc.	2,483,566
47,099	Spectrum Brands Holdings, Inc.	3,890,378
3,398	WD-40 Co.	713,444
		10,680,691
	Industrial REITs — 0.4%
120,832	Americold Realty Trust, Inc.	1,477,775
69,203	Innovative Industrial Properties, Inc.	3,754,263
		5,232,038
	Insurance — 2.7%
42,603	Assured Guaranty Ltd.	3,489,186
50,724	CNO Financial Group, Inc.	2,254,682
109,674	F&G Annuities & Life, Inc.	3,141,063
256,498	Genworth Financial, Inc. (a)	2,254,617
65,750	Hagerty, Inc., Class A (a)	668,020
116,368	Hamilton Insurance Group Ltd., Class B	3,813,379
32,445	Horace Mann Educators Corp.	1,474,301
90,872	Kemper Corp.	3,061,478
60,366	Oscar Health, Inc., Class A (a)	1,114,356
5,796	Palomar Holdings, Inc. (a)	697,722
38,230	Safety Insurance Group, Inc.	2,873,367
161,155	SiriusPoint Ltd. (a)	3,772,639
31,702	Skyward Specialty Insurance Group, Inc. (a)	1,440,856
45,094	Stewart Information Services Corp.	3,156,129
		33,211,795
	Interactive Media & Services — 1.1%
20,333	Cargurus, Inc. (a)	741,341
17,300	IAC, Inc. (a)	770,888

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services (Continued)
129,904	TripAdvisor, Inc. (a)	$1,445,832
140,311	Yelp, Inc. (a)	3,872,584
82,727	Ziff Davis, Inc. (a)	3,785,587
464,382	ZoomInfo Technologies, Inc. (a)	2,902,387
		13,518,619
	IT Services — 0.7%
276,153	DXC Technology Co. (a)	3,126,052
89,673	Everforth, Inc. (a)	1,892,100
119,452	Fastly, Inc., Class A (a)	3,016,760
		8,034,912
	Leisure Products — 0.5%
200,070	Callaway Golf Co. (a)	3,061,071
25,409	Polaris, Inc.	1,683,855
37,846	YETI Holdings, Inc. (a)	1,493,403
		6,238,329
	Life Sciences Tools & Services — 0.4%
130,806	10X Genomics, Inc., Class A (a)	2,884,272
99,767	Adaptive Biotechnologies Corp. (a)	1,406,715
32,768	Azenta, Inc. (a)	805,110
		5,096,097
	Machinery — 3.4%
142,610	Aebi Schmidt Holding AG	1,657,128
12,625	Alamo Group, Inc.	2,189,680
64,472	Astec Industries, Inc.	4,191,969
48,898	Blue Bird Corp. (a)	3,134,851
46,610	CECO Environmental Corp. (a)	3,455,665
18,986	Enerpac Tool Group Corp.	666,409
44,696	Gorman-Rupp (The) Co.	3,385,275
65,929	Greenbrier (The) Cos., Inc.	3,238,432
10,699	Helios Technologies, Inc.	731,812
249,656	Hillman Solutions Corp. (a)	2,037,193
2,369	Kadant, Inc.	694,425
57,646	Kennametal, Inc.	2,231,477
17,444	Lindsay Corp.	1,953,205
48,701	Proto Labs, Inc. (a)	3,156,312
8,154	Standex International Corp.	2,226,042
20,854	Tennant Co.	1,731,716
11,715	Terex Corp.	728,673
86,297	Trinity Industries, Inc.	2,814,145
26,559	Worthington Enterprises, Inc.	1,441,357
		41,665,766
	Media — 0.5%
219,236	DoubleVerify Holdings, Inc. (a)	2,415,981
Shares	Description	Value

	Media (Continued)
36,347	John Wiley & Sons, Inc., Class A	$1,487,683
330,231	Stagwell, Inc. (a)	2,070,548
		5,974,212
	Metals & Mining — 0.9%
3,369	Alpha Metallurgical Resources, Inc. (a)	628,150
28,803	Kaiser Aluminum Corp.	4,908,895
4,785	Materion Corp.	879,531
114,374	Worthington Steel, Inc.	4,395,393
		10,811,969
	Mortgage REITs — 1.1%
262,972	Apollo Commercial Real Estate Finance, Inc.	2,876,913
360,180	Arbor Realty Trust, Inc. (b)	2,845,422
208,107	ARMOUR Residential REIT, Inc.	3,650,197
72,310	Blackstone Mortgage Trust, Inc., Class A	1,373,167
58,427	Ellington Financial, Inc.	774,158
212,605	Ladder Capital Corp.	2,185,579
		13,705,436
	Multi-Utilities — 0.2%
69,183	Avista Corp.	2,843,421
	Office REITs — 1.3%
22,629	COPT Defense Properties	707,156
368,499	Douglas Emmett, Inc.	3,983,474
129,584	Easterly Government Properties, Inc.	3,033,562
667,548	Empire State Realty Trust, Inc., Class A	3,718,242
162,133	Highwoods Properties, Inc.	3,941,453
		15,383,887
	Oil, Gas & Consumable Fuels — 3.0%
121,711	BKV Corp. (a)	3,837,548
96,690	Calumet, Inc. (a)	3,163,697
257,129	Crescent Energy Co., Class A	3,458,385
20,574	CVR Energy, Inc. (a)	681,822
15,362	Delek U.S. Holdings, Inc.	715,716
101,500	Dorian LPG Ltd.	3,912,825
16,408	Gulfport Energy Corp. (a)	3,159,196
47,629	International Seaways, Inc.	3,950,826
28,604	Kinetik Holdings, Inc.	1,445,646
95,004	Northern Oil & Gas, Inc.	2,580,309
55,416	Par Pacific Holdings, Inc. (a)	3,639,169
29,079	PBF Energy, Inc., Class A	1,260,865
45,582	REX American Resources Corp. (a)	2,210,727
131,797	Talos Energy, Inc. (a)	2,098,208
		36,114,939

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.3%
82,179	Sylvamo Corp.	$3,511,509
	Passenger Airlines — 0.4%
25,698	Allegiant Travel Co. (a)	1,943,797
313,296	JetBlue Airways Corp. (a)	1,458,393
15,079	SkyWest, Inc. (a)	1,238,287
		4,640,477
	Personal Care Products — 0.5%
344,466	Coty, Inc., Class A (a)	847,386
235,819	Herbalife Ltd. (a)	3,914,595
15,244	Interparfums, Inc.	1,390,558
		6,152,539
	Pharmaceuticals — 2.9%
177,194	Amphastar Pharmaceuticals, Inc. (a)	3,891,180
49,811	Amylyx Pharmaceuticals, Inc. (a)	796,976
18,006	ANI Pharmaceuticals, Inc. (a)	1,430,577
195,590	AtaiBeckley, Inc. (a)	813,654
41,874	Collegium Pharmaceutical, Inc. (a)	1,412,410
123,927	Harmony Biosciences Holdings, Inc. (a)	3,873,958
19,636	Harrow, Inc. (a)	795,847
148,980	Innoviva, Inc. (a)	3,425,050
13,910	Ligand Pharmaceuticals, Inc. (a)	3,191,650
91,979	Liquidia Corp. (a)	3,606,497
322,790	Nuvation Bio, Inc. (a)	1,436,416
346,769	Organon & Co.	4,594,689
35,048	Prestige Consumer Healthcare, Inc. (a)	1,973,903
40,186	Supernus Pharmaceuticals, Inc. (a)	1,928,928
29,611	Tarsus Pharmaceuticals, Inc. (a)	1,883,556
		35,055,291
	Professional Services — 1.8%
129,282	CBIZ, Inc. (a)	3,943,101
4,274	CRA International, Inc.	673,027
58,879	First Advantage Corp. (a)	751,296
5,433	Huron Consulting Group, Inc. (a)	709,903
53,169	ICF International, Inc.	3,810,090
44,113	Korn Ferry	2,930,868
47,007	ManpowerGroup, Inc.	1,422,902
81,778	Robert Half, Inc.	2,176,113
210,450	TIC Solutions, Inc. (a)	1,923,513
38,012	TriNet Group, Inc.	1,740,189
18,088	Willdan Group, Inc. (a)	1,374,688
		21,455,690
Shares	Description	Value

	Real Estate Management & Development — 0.8%
112,949	Cushman & Wakefield Ltd. (a)	$1,585,804
142,031	Forestar Group, Inc. (a)	4,013,796
92,380	Newmark Group, Inc., Class A	1,489,166
44,221	St. Joe (The) Co.	2,855,350
		9,944,116
	Residential REITs — 0.2%
139,497	Independence Realty Trust, Inc.	2,275,196
	Retail REITs — 1.0%
2,931	Alexander’s, Inc.	738,495
72,262	CBL & Associates Properties, Inc.	3,253,235
80,757	Curbline Properties Corp.	2,228,893
43,547	Getty Realty Corp.	1,442,277
45,459	InvenTrust Properties Corp.	1,460,143
73,541	NETSTREIT Corp. (b)	1,512,738
20,375	Tanger, Inc.	755,505
34,652	Urban Edge Properties	759,572
		12,150,858
	Semiconductors & Semiconductor Equipment — 2.4%
52,928	ACM Research, Inc., Class A (a)	2,735,848
14,877	Axcelis Technologies, Inc. (a)	2,069,540
20,287	Diodes, Inc. (a)	2,173,752
119,765	MaxLinear, Inc. (a)	8,473,374
157,898	Navitas Semiconductor Corp. (a)	2,605,317
84,898	PDF Solutions, Inc. (a)	3,637,879
68,723	Photronics, Inc. (a)	3,400,414
790,716	T1 Energy, Inc. (a)	3,795,437
		28,891,561
	Software — 2.4%
120,111	A10 Networks, Inc.	3,204,561
144,453	Adeia, Inc.	4,600,828
81,364	Cleanspark, Inc. (a)	1,019,491
71,706	Clear Secure, Inc., Class A	3,828,383
23,056	Dolby Laboratories, Inc., Class A	1,478,812
183,058	Five9, Inc. (a)	3,148,598
52,213	LiveRamp Holdings, Inc. (a)	1,526,186
148,259	N-able, Inc. (a)	767,982
548,381	NCR Voyix Corp. (a)	3,778,345
93,338	RingCentral, Inc., Class A	3,754,054
54,028	Teradata Corp. (a)	1,423,638
		28,530,878
	Specialized REITs — 0.2%
78,592	Outfront Media, Inc.	2,424,563
	Specialty Retail — 2.2%
61,492	Academy Sports & Outdoors, Inc.	3,372,221

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
39,484	Advance Auto Parts, Inc.	$2,349,693
124,718	American Eagle Outfitters, Inc.	2,172,588
27,497	Buckle (The), Inc.	1,529,108
80,196	National Vision Holdings, Inc. (a)	1,862,151
76,255	RealReal (The), Inc. (a)	906,672
4,951	RH (a)	653,334
250,633	Sally Beauty Holdings, Inc. (a)	3,553,976
32,809	Signet Jewelers Ltd.	2,920,985
30,294	Sonic Automotive, Inc., Class A	2,385,652
153,851	Upbound Group, Inc.	3,040,096
32,863	Warby Parker, Inc., Class A (a)	726,930
1,621	Winmark Corp.	616,774
		26,090,180
	Technology Hardware, Storage & Peripherals — 0.1%
18,355	Diebold Nixdorf, Inc. (a)	1,409,848
	Textiles, Apparel & Luxury Goods — 1.6%
77,655	Carter’s, Inc.	2,804,899
38,001	Columbia Sportswear Co.	2,315,021
235,019	Figs, Inc., Class A (a)	3,515,884
100,253	G-III Apparel Group Ltd.	3,126,891
9,851	Kontoor Brands, Inc.	722,669
74,890	Levi Strauss & Co., Class A	1,668,549
29,855	PVH Corp.	2,729,941
20,415	Steven Madden Ltd.	766,788
84,853	Wolverine World Wide, Inc.	1,444,198
		19,094,840
	Tobacco — 0.3%
7,981	Turning Point Brands, Inc.	643,907
65,868	Universal Corp.	3,529,207
		4,173,114
	Trading Companies & Distributors — 1.9%
36,612	Boise Cascade Co.	2,902,233
422,679	Custom Truck One Source, Inc. (a)	4,163,388
26,387	Distribution Solutions Group, Inc. (a)	714,032
58,138	DNOW, Inc. (a)	784,282
24,844	DXP Enterprises, Inc. (a)	4,242,113
43,933	Global Industrial Co.	1,454,622
18,835	McGrath RentCorp	2,082,209
143,735	NPK International, Inc. (a)	2,350,067
16,309	Willis Lease Finance Corp.	3,166,393
16,956	Xometry, Inc., Class A (a)	869,334
		22,728,673
Shares	Description	Value

	Water Utilities — 0.3%
9,155	American States Water Co.	$689,280
45,811	California Water Service Group	1,935,057
23,602	H2O America (b)	1,326,196
		3,950,533
	Wireless Telecommunication Services — 0.2%
60,187	Array Digital Infrastructure, Inc.	2,990,692
	Total Common Stocks	1,212,371,207
	(Cost $1,029,604,769)
MONEY MARKET FUNDS — 0.3%
3,000,460	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (d)	3,000,460
	(Cost $3,000,460)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$18,765,967	Toronto-Dominion Bank (The), 3.64% (d), dated 04/30/26, due 05/01/26, with a maturity value of $18,767,864. Collateralized by U.S. Treasury Securities, interest rates of 3.50% to 4.88%, due 06/30/28 to 10/31/30. The value of the collateral including accrued interest is $19,141,290. (e)	18,765,967
	(Cost $18,765,967)

	Total Investments — 101.7%	1,234,137,634
	(Cost $1,051,371,196)
	Net Other Assets and Liabilities — (1.7)%	(20,552,105)
	Net Assets — 100.0%	$1,213,585,529

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $18,633,440 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $18,765,967.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of April 30, 2026.
(e)	This security serves as collateral for securities on loan.

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,212,371,207	$1,212,371,207	$—	$—
Money Market Funds	3,000,460	3,000,460	—	—
Repurchase Agreements	18,765,967	—	18,765,967	—
Total Investments	$1,234,137,634	$1,215,371,667	$18,765,967	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.9%
6,403	General Dynamics Corp.	$2,204,553
103,416	Textron, Inc.	9,923,799
		12,128,352
	Air Freight & Logistics — 1.7%
15,341	Expeditors International of Washington, Inc.	2,268,780
25,423	FedEx Corp.	10,253,350
92,042	United Parcel Service, Inc., Class B	10,014,170
		22,536,300
	Automobile Components — 0.3%
64,997	Aptiv PLC (a)	3,916,719
	Automobiles — 0.9%
151,929	General Motors Co.	11,681,821
	Banks — 8.4%
135,219	Bank of America Corp.	7,228,808
58,306	Citigroup, Inc.	7,462,002
109,920	Citizens Financial Group, Inc.	7,150,296
61,745	East West Bancorp, Inc.	7,808,890
4,804	First Citizens BancShares, Inc., Class A	9,530,271
421,210	Huntington Bancshares, Inc.	7,059,480
328,775	KeyCorp	7,269,215
43,804	M&T Bank Corp.	9,576,869
31,679	PNC Financial Services Group (The), Inc.	7,064,417
346,670	Regions Financial Corp.	9,897,428
196,976	Truist Financial Corp.	10,144,264
174,101	U.S. Bancorp	9,864,563
113,741	Wells Fargo & Co.	9,352,922
		109,409,425
	Beverages — 0.8%
343,905	Keurig Dr Pepper, Inc.	10,110,807
	Biotechnology — 1.2%
49,392	Biogen, Inc. (a)	9,348,918
8,532	Regeneron Pharmaceuticals, Inc.	6,032,636
		15,381,554
	Building Products — 0.2%
4,734	Lennox International, Inc.	2,532,169
	Capital Markets — 2.6%
38,046	Bank of New York Mellon (The) Corp.	5,112,241
7,304	LPL Financial Holdings, Inc.	2,440,486
15,176	Raymond James Financial, Inc.	2,402,664
71,547	State Street Corp.	10,935,243
125,570	T. Rowe Price Group, Inc.	12,918,642
		33,809,276
Shares	Description	Value

	Chemicals — 0.7%
84,722	PPG Industries, Inc.	$9,192,337
	Commercial Services & Supplies — 0.5%
135,945	Copart, Inc. (a)	4,501,139
24,851	Veralto Corp.	2,191,858
		6,692,997
	Construction Materials — 0.6%
62,905	CRH PLC	7,449,210
	Consumer Finance — 1.3%
24,740	Capital One Financial Corp.	4,732,762
166,403	Synchrony Financial	12,679,909
		17,412,671
	Consumer Staples Distribution & Retail — 1.9%
55,521	Dollar General Corp.	6,433,774
60,195	Dollar Tree, Inc. (a)	5,845,536
30,804	Sysco Corp.	2,301,367
74,711	Target Corp.	9,693,752
		24,274,429
	Containers & Packaging — 2.5%
227,799	Amcor PLC	8,665,474
111,520	Ball Corp.	6,811,642
31,061	Packaging Corp. of America	6,629,970
284,035	Smurfit Westrock PLC	10,904,104
		33,011,190
	Diversified REITs — 0.4%
66,412	WP Carey, Inc.	4,843,427
	Diversified Telecommunication Services — 2.3%
390,438	AT&T, Inc.	10,202,145
394,245	Comcast Corp., Class A	10,660,385
180,379	Verizon Communications, Inc.	8,663,603
		29,526,133
	Electric Utilities — 6.8%
62,895	Alliant Energy Corp.	4,618,380
50,289	American Electric Power Co., Inc.	6,895,125
50,343	Duke Energy Corp.	6,521,935
154,671	Edison International	10,748,088
19,556	Entergy Corp.	2,305,848
110,536	Evergy, Inc.	9,156,802
130,701	Eversource Energy	9,240,561
184,721	Exelon Corp.	8,495,319
43,374	FirstEnergy Corp.	2,061,132
644,211	PG&E Corp.	10,706,787
172,564	PPL Corp.	6,460,796

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
46,761	Southern (The) Co.	$4,521,789
82,980	Xcel Energy, Inc.	6,883,191
		88,615,753
	Electronic Equipment, Instruments & Components — 0.6%
37,295	CDW Corp.	5,106,059
3,632	Teledyne Technologies, Inc. (a)	2,345,727
		7,451,786
	Energy Equipment & Services — 1.3%
73,929	Baker Hughes Co.	5,150,634
115,758	Halliburton Co.	4,896,563
128,273	SLB Ltd.	7,296,168
		17,343,365
	Entertainment — 0.9%
117,440	Walt Disney (The) Co.	12,184,400
	Financial Services — 4.4%
18,896	Berkshire Hathaway, Inc., Class B (a)	8,949,145
36,512	Block, Inc. (a)	2,574,461
7,551	Corpay, Inc. (a)	2,314,155
140,523	Fidelity National Information Services, Inc.	6,538,535
202,846	Fiserv, Inc. (a)	12,708,302
168,183	Global Payments, Inc.	12,102,449
250,249	PayPal Holdings, Inc.	12,547,485
		57,734,532
	Food Products — 2.7%
62,091	Archer-Daniels-Midland Co.	4,628,263
35,482	Bunge Global S.A.	4,508,698
304,105	General Mills, Inc.	10,737,948
224,400	McCormick & Co., Inc.	11,408,496
70,445	Tyson Foods, Inc., Class A	4,513,411
		35,796,816
	Gas Utilities — 0.4%
24,433	Atmos Energy Corp.	4,641,781
	Ground Transportation — 0.8%
53,528	CSX Corp.	2,431,777
10,369	J.B. Hunt Transport Services, Inc.	2,608,115
18,603	Union Pacific Corp.	5,013,136
		10,053,028
	Health Care Equipment & Supplies — 2.4%
21,402	Abbott Laboratories	1,943,088
57,591	Becton Dickinson & Co.	8,583,363
63,124	Cooper (The) Cos., Inc. (a)	3,970,500
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
63,409	GE HealthCare Technologies, Inc.	$3,857,803
52,088	Medtronic PLC	4,217,565
100,144	Zimmer Biomet Holdings, Inc.	8,254,870
		30,827,189
	Health Care Providers & Services — 4.3%
42,432	Cigna Group (The)	12,329,891
62,843	CVS Health Corp.	5,234,194
38,663	Elevance Health, Inc.	14,553,526
52,223	Humana, Inc.	12,347,606
16,916	Labcorp Holdings, Inc.	4,344,029
23,030	Quest Diagnostics, Inc.	4,472,426
8,121	UnitedHealth Group, Inc.	3,008,668
		56,290,340
	Hotels, Restaurants & Leisure — 0.4%
23,023	Darden Restaurants, Inc.	4,617,493
	Household Durables — 3.3%
82,487	D.R. Horton, Inc.	12,691,450
130,342	Lennar Corp., Class A	11,769,882
1,001	NVR, Inc. (a)	6,322,186
96,239	PulteGroup, Inc.	11,775,804
		42,559,322
	Household Products — 0.9%
68,331	Kimberly-Clark Corp.	6,725,821
31,248	Procter & Gamble (The) Co.	4,596,268
		11,322,089
	Insurance — 8.6%
20,028	Aflac, Inc.	2,276,583
54,590	Allstate (The) Corp.	11,860,223
150,415	American International Group, Inc.	11,251,042
117,917	Arch Capital Group Ltd. (a)	11,138,440
69,214	Brown & Brown, Inc.	4,163,222
27,782	Chubb Ltd.	9,084,714
83,700	Hartford Insurance Group (The), Inc.	11,450,997
84,832	Loews Corp.	9,552,931
5,914	Markel Group, Inc. (a)	10,482,388
12,669	Marsh & McLennan Cos., Inc.	2,124,718
31,070	MetLife, Inc.	2,488,707
24,384	Principal Financial Group, Inc.	2,460,589
92,690	Prudential Financial, Inc.	9,093,816
31,043	Travelers (The) Cos., Inc.	9,472,461
68,095	W.R. Berkley Corp.	4,550,789
		111,451,620

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.2%
33,244	Accenture PLC, Class A	$5,941,035
184,495	Cognizant Technology Solutions Corp., Class A	9,759,786
		15,700,821
	Life Sciences Tools & Services — 0.5%
19,278	Agilent Technologies, Inc.	2,227,573
12,884	IQVIA Holdings, Inc. (a)	2,040,439
4,470	Thermo Fisher Scientific, Inc.	2,140,951
		6,408,963
	Machinery — 0.9%
10,541	Dover Corp.	2,386,588
19,024	PACCAR, Inc.	2,260,051
12,426	Snap-on, Inc.	4,764,128
18,387	Xylem, Inc.	2,172,608
		11,583,375
	Media — 1.6%
52,431	Charter Communications, Inc., Class A (a)	8,660,028
37,625	Fox Corp., Class A	2,388,811
363,218	News Corp., Class A	9,559,898
		20,608,737
	Metals & Mining — 2.0%
53,549	Nucor Corp.	12,064,054
21,690	Reliance, Inc.	7,862,625
25,074	Steel Dynamics, Inc.	5,733,421
		25,660,100
	Mortgage REITs — 0.9%
535,167	Annaly Capital Management, Inc.	12,255,324
	Multi-Utilities — 3.8%
59,971	Ameren Corp.	6,815,704
50,910	CenterPoint Energy, Inc.	2,222,222
58,177	CMS Energy Corp.	4,464,503
80,005	Consolidated Edison, Inc.	8,919,757
106,631	Dominion Energy, Inc.	6,877,700
45,083	DTE Energy Co.	6,838,640
96,729	NiSource, Inc.	4,670,076
55,755	Public Service Enterprise Group, Inc.	4,552,953
22,613	Sempra	2,150,949
18,980	WEC Energy Group, Inc.	2,238,501
		49,751,005
	Oil, Gas & Consumable Fuels — 9.3%
31,911	Cheniere Energy, Inc.	8,773,929
21,814	Chevron Corp.	4,216,864
85,748	ConocoPhillips	10,785,383
224,935	Devon Energy Corp.	11,554,911
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
45,781	Diamondback Energy, Inc.	$9,413,947
78,293	EOG Resources, Inc.	11,005,647
177,856	EQT Corp.	10,685,589
103,103	Expand Energy Corp.	10,531,972
38,854	Exxon Mobil Corp.	5,996,338
134,608	Kinder Morgan, Inc.	4,424,565
26,996	Marathon Petroleum Corp.	6,702,837
139,309	Occidental Petroleum Corp.	8,439,339
72,927	ONEOK, Inc.	6,742,830
49,703	Phillips 66	8,904,293
8,893	Valero Energy Corp.	2,246,194
		120,424,638
	Passenger Airlines — 2.1%
170,259	Delta Air Lines, Inc.	11,575,910
120,133	Southwest Airlines Co.	4,555,443
122,938	United Airlines Holdings, Inc. (a)	11,064,420
		27,195,773
	Pharmaceuticals — 1.0%
108,688	Bristol-Myers Squibb Co.	6,585,406
234,755	Pfizer, Inc.	6,267,958
		12,853,364
	Professional Services — 0.5%
97,557	SS&C Technologies Holdings, Inc.	6,760,700
	Real Estate Management & Development — 0.5%
21,661	Jones Lang LaSalle, Inc. (a)	6,891,014
	Residential REITs — 3.4%
55,433	AvalonBay Communities, Inc.	10,144,239
153,085	Equity Residential	10,008,697
364,387	Invitation Homes, Inc.	10,483,414
17,993	Mid-America Apartment Communities, Inc.	2,324,336
89,860	Sun Communities, Inc.	11,487,702
		44,448,388
	Semiconductors & Semiconductor Equipment — 0.2%
11,162	NXP Semiconductors N.V.	3,277,052
	Software — 0.5%
18,629	Roper Technologies, Inc.	6,609,756
	Specialized REITs — 1.5%
34,419	Extra Space Storage, Inc.	4,933,275
8,112	Public Storage	2,453,474
414,304	VICI Properties, Inc.	12,097,677
		19,484,426
	Specialty Retail — 1.0%
6,681	Home Depot (The), Inc.	2,196,713

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
9,300	Lowe’s Cos., Inc.	$2,220,747
99,634	Tractor Supply Co.	3,497,154
24,754	Williams-Sonoma, Inc.	4,485,672
		12,400,286
	Technology Hardware, Storage & Peripherals — 2.6%
276,856	Hewlett Packard Enterprise Co.	7,965,147
343,151	HP, Inc.	7,158,130
44,081	NetApp, Inc.	4,882,852
497,092	Super Micro Computer, Inc. (a)	13,620,321
		33,626,450
	Textiles, Apparel & Luxury Goods — 0.5%
65,860	Deckers Outdoor Corp. (a)	6,730,892
	Tobacco — 0.2%
33,298	Altria Group, Inc.	2,419,100
	Water Utilities — 0.2%
16,146	American Water Works Co., Inc.	2,073,469
	Wireless Telecommunication Services — 0.5%
31,386	T-Mobile US, Inc.	6,135,963
	Total Common Stocks	1,298,097,927
	(Cost $1,178,279,764)
MONEY MARKET FUNDS — 0.1%
1,469,763	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (b)	1,469,763
	(Cost $1,469,763)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$12	Daiwa Capital Markets America, Inc., 3.64% (b), dated 04/30/26, due 05/01/26, with a maturity value of $12. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $12. (c)	$12
	(Cost $12)

	Total Investments — 100.0%	1,299,567,702
	(Cost $1,179,749,539)
	Net Other Assets and Liabilities — 0.0%	273,466
	Net Assets — 100.0%	$1,299,841,168

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2026.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,298,097,927	$1,298,097,927	$—	$—
Money Market Funds	1,469,763	1,469,763	—	—
Repurchase Agreements	12	—	12	—
Total Investments	$1,299,567,702	$1,299,567,690	$12	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 9.8%
69,393	ATI, Inc. (a)	$10,787,836
40,573	Boeing (The) Co. (a)	9,292,434
49,361	BWX Technologies, Inc.	10,681,227
20,487	Carpenter Technology Corp.	8,772,534
14,820	Curtiss-Wright Corp.	10,673,364
41,199	FTAI Aviation Ltd.	10,286,154
6,926	General Electric Co.	2,008,055
7,168	HEICO Corp.	1,934,787
25,588	Howmet Aerospace, Inc.	6,218,908
26,570	Huntington Ingalls Industries, Inc.	9,679,185
27,877	Kratos Defense & Security Solutions, Inc. (a)	1,757,645
23,395	L3Harris Technologies, Inc.	7,499,267
11,836	Northrop Grumman Corp.	6,858,725
125,741	Rocket Lab Corp. (a)	10,374,890
41,861	RTX Corp.	7,370,466
28,201	Woodward, Inc.	10,236,681
		124,432,158
	Air Freight & Logistics — 0.7%
48,625	C.H. Robinson Worldwide, Inc.	8,840,511
	Automobiles — 0.5%
349,874	Ford Motor Co.	4,226,478
130,607	Rivian Automotive, Inc., Class A (a)	2,141,955
		6,368,433
	Banks — 0.3%
13,725	JPMorgan Chase & Co.	4,299,082
	Beverages — 0.7%
53,091	Coca-Cola (The) Co.	4,181,447
55,721	Monster Beverage Corp. (a)	4,294,418
		8,475,865
	Biotechnology — 3.5%
9,038	AbbVie, Inc.	1,909,910
5,940	Alnylam Pharmaceuticals, Inc. (a)	1,838,370
16,760	Amgen, Inc.	5,803,150
42,312	Gilead Sciences, Inc.	5,536,102
85,796	Incyte Corp. (a)	8,173,785
36,063	Insmed, Inc. (a)	4,916,469
29,486	Natera, Inc. (a)	6,078,834
13,618	United Therapeutics Corp. (a)	7,780,644
4,402	Vertex Pharmaceuticals, Inc. (a)	1,881,327
		43,918,591
	Broadline Retail — 1.1%
19,387	Amazon.com, Inc. (a)	5,138,718
88,718	eBay, Inc.	9,180,539
		14,319,257
Shares	Description	Value

	Building Products — 1.3%
61,666	Johnson Controls International PLC	$9,005,086
14,150	Trane Technologies PLC	6,969,441
		15,974,527
	Capital Markets — 4.7%
2,044	Blackrock, Inc.	2,178,086
28,730	Cboe Global Markets, Inc.	8,621,586
42,961	Charles Schwab (The) Corp.	3,936,946
6,655	CME Group, Inc.	1,915,442
6,970	Goldman Sachs Group (The), Inc.	6,438,677
120,398	Interactive Brokers Group, Inc., Class A	9,571,641
12,498	Intercontinental Exchange, Inc.	1,975,809
49,068	Morgan Stanley	9,351,870
3,647	MSCI, Inc.	2,156,872
47,562	Nasdaq, Inc.	4,371,424
42,251	Northern Trust Corp.	7,028,031
28,365	Robinhood Markets, Inc., Class A (a)	2,067,525
		59,613,909
	Chemicals — 0.2%
7,389	Ecolab, Inc.	1,925,573
	Commercial Services & Supplies — 0.6%
36,804	Rollins, Inc.	2,051,087
25,662	Waste Management, Inc.	5,967,698
		8,018,785
	Communications Equipment — 4.0%
32,884	Arista Networks, Inc. (a)	5,679,396
25,999	Ciena Corp. (a)	13,716,552
76,001	Cisco Systems, Inc.	6,954,092
20,382	F5, Inc. (a)	6,601,730
14,363	Lumentum Holdings, Inc. (a)	12,960,022
9,304	Motorola Solutions, Inc.	4,084,735
		49,996,527
	Construction & Engineering — 5.0%
249,108	API Group Corp. (a)	11,389,218
7,320	Comfort Systems USA, Inc.	13,470,630
13,671	EMCOR Group, Inc.	12,190,020
31,373	MasTec, Inc. (a)	12,362,531
18,385	Quanta Services, Inc.	13,380,051
		62,792,450
	Construction Materials — 0.5%
3,339	Martin Marietta Materials, Inc.	2,067,075
14,828	Vulcan Materials Co.	4,474,200
		6,541,275

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance — 0.3%
13,349	American Express Co.	$4,312,394
	Consumer Staples Distribution & Retail — 0.7%
64,975	Walmart, Inc.	8,572,152
	Diversified Telecommunication Services — 0.7%
121,804	AST SpaceMobile, Inc. (a) (b)	9,001,316
	Electric Utilities — 1.5%
14,459	Constellation Energy Corp.	4,525,667
63,490	NextEra Energy, Inc.	6,214,401
55,256	NRG Energy, Inc.	8,596,729
		19,336,797
	Electrical Equipment — 6.3%
18,835	AMETEK, Inc.	4,435,643
59,600	Bloom Energy Corp., Class A (a)	16,888,256
16,487	Eaton Corp. PLC	7,139,036
30,816	Emerson Electric Co.	4,327,799
11,564	GE Vernova, Inc.	12,529,131
12,016	Hubbell, Inc.	6,106,171
83,732	Nextpower, Inc., Class A (a)	9,974,993
11,250	Rockwell Automation, Inc.	4,600,237
40,282	Vertiv Holdings Co., Class A	13,232,234
		79,233,500
	Electronic Equipment, Instruments & Components — 4.2%
63,911	Amphenol Corp., Class A	9,412,173
33,899	Coherent Corp. (a)	10,837,849
74,236	Corning, Inc.	12,192,521
35,747	Keysight Technologies, Inc. (a)	12,508,233
38,633	TE Connectivity PLC	8,177,061
		53,127,837
	Entertainment — 0.9%
47,489	Liberty Media Corp.-Liberty Formula One, Class C (a)	4,081,680
20,443	Netflix, Inc. (a)	1,913,669
29,243	TKO Group Holdings, Inc.	5,441,830
		11,437,179
	Financial Services — 0.5%
36,238	Apollo Global Management, Inc.	4,664,555
74,147	Toast, Inc., Class A (a)	2,114,673
		6,779,228
	Ground Transportation — 1.2%
56,132	Uber Technologies, Inc. (a)	4,188,008
51,883	XPO, Inc. (a)	11,421,005
		15,609,013
Shares	Description	Value

	Health Care Equipment & Supplies — 0.9%
64,292	Dexcom, Inc. (a)	$3,828,589
24,546	Edwards Lifesciences Corp. (a)	2,049,591
3,498	IDEXX Laboratories, Inc. (a)	1,961,678
8,889	STERIS PLC	1,927,846
5,982	Stryker Corp.	1,885,108
		11,652,812
	Health Care Providers & Services — 1.9%
38,214	Cardinal Health, Inc.	7,370,716
21,329	HCA Healthcare, Inc.	9,266,384
42,791	Tenet Healthcare Corp. (a)	7,579,142
		24,216,242
	Health Care REITs — 1.0%
72,108	Ventas, Inc.	6,335,409
29,827	Welltower, Inc.	6,482,600
		12,818,009
	Hotels, Restaurants & Leisure — 3.5%
31,973	Airbnb, Inc., Class A (a)	4,487,730
156,010	Carnival Corp.	4,135,825
26,556	Hilton Worldwide Holdings, Inc.	8,606,003
149,872	Las Vegas Sands Corp.	8,184,510
24,690	Marriott International, Inc., Class A	8,930,126
6,325	McDonald’s Corp.	1,856,957
14,672	Royal Caribbean Cruises Ltd.	3,869,887
25,968	Yum! Brands, Inc.	4,145,791
		44,216,829
	Household Durables — 1.0%
25,417	Garmin Ltd.	6,383,225
79,775	Somnigroup International, Inc.	6,051,732
		12,434,957
	Independent Power and Renewable Electricity Producers — 0.7%
18,472	Talen Energy Corp. (a)	6,879,342
13,075	Vistra Corp.	2,063,758
		8,943,100
	Industrial Conglomerates — 0.2%
13,535	3M Co.	1,983,148
	Industrial REITs — 0.2%
14,871	Prologis, Inc.	2,111,979
	Insurance — 0.8%
37,477	Cincinnati Financial Corp.	6,131,237
20,367	Progressive (The) Corp.	4,099,470
		10,230,707

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services — 0.8%
20,507	Alphabet, Inc., Class A	$7,891,093
3,435	Meta Platforms, Inc., Class A	2,101,911
		9,993,004
	IT Services — 1.3%
28,579	Cloudflare, Inc., Class A (a)	5,857,838
76,119	CoreWeave, Inc., Class A (a)	8,494,880
8,030	MongoDB, Inc. (a)	2,014,165
		16,366,883
	Life Sciences Tools & Services — 1.2%
47,842	Illumina, Inc. (a)	6,063,495
12,281	Medpace Holdings, Inc. (a)	5,141,564
1,559	Mettler-Toledo International, Inc. (a)	1,990,235
7,843	West Pharmaceutical Services, Inc.	2,333,998
		15,529,292
	Machinery — 4.7%
14,247	Caterpillar, Inc.	12,681,397
15,009	Cummins, Inc.	10,071,189
30,950	ITT, Inc.	6,633,823
22,164	Nordson Corp.	6,393,206
6,587	Parker-Hannifin Corp.	5,990,349
14,868	RBC Bearings, Inc. (a)	8,907,270
32,312	Westinghouse Air Brake Technologies Corp.	8,720,686
		59,397,920
	Media — 0.8%
86,221	EchoStar Corp., Class A (a)	10,617,254
	Metals & Mining — 2.6%
137,378	Freeport-McMoRan, Inc.	7,937,701
541,807	Hecla Mining Co.	9,763,362
93,246	Newmont Corp.	10,358,698
23,171	Royal Gold, Inc.	5,407,648
		33,467,409
	Oil, Gas & Consumable Fuels — 0.9%
12,427	Texas Pacific Land Corp.	5,513,487
81,024	Williams (The) Cos., Inc.	6,182,942
		11,696,429
	Personal Care Products — 0.3%
56,256	Estee Lauder (The) Cos., Inc., Class A	4,315,398
	Pharmaceuticals — 1.5%
4,390	Eli Lilly & Co.	4,102,894
Shares	Description	Value

	Pharmaceuticals (Continued)
33,036	Johnson & Johnson	$7,593,325
67,130	Merck & Co., Inc.	7,329,253
		19,025,472
	Professional Services — 0.5%
25,961	Leidos Holdings, Inc.	3,873,900
28,409	TransUnion	2,017,039
		5,890,939
	Retail REITs — 0.3%
32,129	Realty Income Corp.	2,063,967
10,538	Simon Property Group, Inc.	2,146,696
		4,210,663
	Semiconductors & Semiconductor Equipment — 12.1%
39,694	Advanced Micro Devices, Inc. (a)	14,071,126
25,382	Analog Devices, Inc.	10,210,163
23,626	Applied Materials, Inc.	9,320,221
17,935	Astera Labs, Inc. (a)	3,492,662
13,045	Broadcom, Inc.	5,445,374
20,941	Credo Technology Group Holding Ltd. (a)	3,643,943
29,894	First Solar, Inc. (a)	6,035,300
4,005	KLA Corp.	7,010,152
37,794	Lam Research Corp.	9,745,561
45,453	MACOM Technology Solutions Holdings, Inc. (a)	12,800,019
81,525	Marvell Technology, Inc.	13,463,854
29,877	Micron Technology, Inc.	15,451,189
43,923	MKS, Inc.	12,463,151
7,386	Monolithic Power Systems, Inc.	11,924,032
33,813	NVIDIA Corp.	6,748,061
34,048	Teradyne, Inc.	11,694,467
		153,519,275
	Software — 1.2%
16,651	Datadog, Inc., Class A (a)	2,201,096
49,407	Fortinet, Inc. (a)	4,165,504
27,602	Palantir Technologies, Inc., Class A (a)	3,839,714
50,225	Zoom Communications, Inc. (a)	4,879,359
		15,085,673
	Specialized REITs — 0.7%
22,405	Digital Realty Trust, Inc.	4,502,061
4,119	Equinix, Inc.	4,460,177
		8,962,238
	Specialty Retail — 3.5%
581	AutoZone, Inc. (a)	2,152,041
31,022	Burlington Stores, Inc. (a)	9,927,350
18,757	Carvana Co. (a)	7,424,021
21,294	O’Reilly Automotive, Inc. (a)	2,116,624

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
46,595	Ross Stores, Inc.	$10,613,875
36,926	TJX (The) Cos., Inc.	5,788,150
11,281	Ulta Beauty, Inc. (a)	6,063,312
		44,085,373
	Technology Hardware, Storage & Peripherals — 5.8%
15,909	Apple, Inc.	4,316,907
61,499	Dell Technologies, Inc., Class C	12,850,216
68,387	Everpure, Inc., Class A (a)	4,886,251
15,888	Sandisk Corp. (a)	17,421,351
25,765	Seagate Technology Holdings PLC	17,356,335
37,317	Western Digital Corp.	16,214,983
		73,046,043
	Textiles, Apparel & Luxury Goods — 0.8%
71,532	Tapestry, Inc.	10,375,001
	Tobacco — 0.3%
24,420	Philip Morris International, Inc.	4,031,009
	Trading Companies & Distributors — 1.3%
87,016	Fastenal Co.	3,909,629
519,767	QXO, Inc. (a) (b)	10,431,724
2,698	United Rentals, Inc.	2,589,648
		16,931,001
	Total Common Stocks	1,268,080,418
	(Cost $1,026,235,241)
MONEY MARKET FUNDS — 0.1%
841,772	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	841,772
	(Cost $841,772)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$9,081,286	Citigroup, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $9,082,204. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 3.50%, due 06/30/28 to 02/15/29. The value of the collateral including accrued interest is $9,262,916. (d)	$9,081,286
423,491	Toronto-Dominion Bank (The), 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $423,534. Collateralized by U.S. Treasury Securities, interest rates of 3.50% to 4.88%, due 06/30/28 to 10/31/30. The value of the collateral including accrued interest is $431,961. (d)	423,491
	Total Repurchase Agreements	9,504,777
	(Cost $9,504,777)

	Total Investments — 100.8%	1,278,426,967
	(Cost $1,036,581,790)
	Net Other Assets and Liabilities — (0.8)%	(9,982,317)
	Net Assets — 100.0%	$1,268,444,650

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $9,409,901 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $9,504,777.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,268,080,418	$1,268,080,418	$—	$—
Money Market Funds	841,772	841,772	—	—
Repurchase Agreements	9,504,777	—	9,504,777	—
Total Investments	$1,278,426,967	$1,268,922,190	$9,504,777	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.5%
535	AAR Corp. (a)	$59,048
337	General Dynamics Corp.	116,029
5,455	Textron, Inc.	523,462
484	V2X, Inc. (a)	32,820
		731,359
	Air Freight & Logistics — 1.0%
807	Expeditors International of Washington, Inc.	119,347
1,341	FedEx Corp.	540,839
3,749	Hub Group, Inc., Class A	164,319
4,855	United Parcel Service, Inc., Class B	528,224
		1,352,729
	Automobile Components — 0.9%
3,419	Aptiv PLC (a)	206,029
1,079	BorgWarner, Inc.	61,470
13,480	Gentex Corp.	311,523
809	LCI Industries	96,449
1,946	Lear Corp.	247,395
527	Patrick Industries, Inc.	49,011
1,453	Phinia, Inc.	104,834
1,483	Visteon Corp.	165,666
		1,242,377
	Automobiles — 0.9%
8,014	General Motors Co.	616,196
8,354	Harley-Davidson, Inc.	199,577
3,687	Thor Industries, Inc.	291,420
5,450	Winnebago Industries, Inc.	177,725
		1,284,918
	Banks — 9.7%
976	1st Source Corp.	71,765
853	Amalgamated Financial Corp.	34,871
1,502	Ameris Bancorp	128,046
9,111	Associated Banc-Corp.	256,566
1,638	Atlantic Union Bankshares Corp.	61,671
5,656	Banc of California, Inc.	105,937
7,155	Bank of America Corp.	382,506
6,418	Bank OZK	309,091
1,496	BankUnited, Inc.	69,534
1,639	Banner Corp.	109,665
914	BOK Financial Corp.	122,284
3,150	Byline Bancorp, Inc.	101,273
1,994	Cathay General Bancorp	111,724
3,075	Citigroup, Inc.	393,538
5,816	Citizens Financial Group, Inc.	378,331
4,269	Columbia Banking System, Inc.	126,362
1,190	Commerce Bancshares, Inc.	61,916
Shares	Description	Value

	Banks (Continued)
565	Community Financial System, Inc.	$35,798
1,113	Community Trust Bancorp, Inc.	72,267
1,238	ConnectOne Bancorp, Inc.	36,174
427	Cullen/Frost Bankers, Inc.	61,885
1,433	Customers Bancorp, Inc. (a)	109,295
3,485	CVB Financial Corp.	70,989
3,267	East West Bancorp, Inc.	413,177
1,838	Enterprise Financial Services Corp.	106,273
3,163	First BanCorp	76,798
2,674	First Busey Corp.	70,059
253	First Citizens BancShares, Inc., Class A	501,906
3,843	First Commonwealth Financial Corp.	70,750
3,566	First Financial Bancorp	107,978
4,036	First Hawaiian, Inc.	110,102
5,145	First Horizon Corp.	128,419
2,977	First Interstate BancSystem, Inc., Class A	105,654
2,567	First Merchants Corp.	103,809
3,706	Firstsun Capital Bancorp (a)	131,044
10,506	FNB Corp.	187,532
4,889	Fulton Financial Corp.	105,554
793	German American Bancorp, Inc.	34,155
1,842	Hancock Whitney Corp.	124,353
1,886	Hilltop Holdings, Inc.	71,046
4,349	Home BancShares, Inc.	116,858
2,967	Hope Bancorp, Inc.	36,939
22,287	Huntington Bancshares, Inc.	373,530
441	Independent Bank Corp.	34,394
2,611	International Bancshares Corp.	187,313
17,396	KeyCorp	384,626
1,002	Live Oak Bancshares, Inc.	37,675
2,310	M&T Bank Corp.	505,035
846	National Bank Holdings Corp., Class A	36,124
1,587	NBT Bancorp, Inc.	69,336
2,612	Northwest Bancshares, Inc.	36,124
3,340	OFG Bancorp	153,506
5,299	Old National Bancorp	127,017
799	Origin Bancorp, Inc.	37,409
757	Pathward Financial, Inc.	65,738
3,025	Peoples Bancorp, Inc.	104,060
1,676	PNC Financial Services Group (The), Inc.	373,748
873	Popular, Inc.	131,238
2,615	Prosperity Bancshares, Inc.	182,135
6,386	Provident Financial Services, Inc.	144,834
791	QCR Holdings, Inc.	71,522

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
18,285	Regions Financial Corp.	$522,037
917	Renasant Corp.	36,579
1,915	Republic Bancorp, Inc., Class A	145,023
2,377	S&T Bancorp, Inc.	104,897
1,899	SouthState Bank Corp.	185,475
1,234	Texas Capital Bancshares, Inc. (a)	124,264
1,714	Tompkins Financial Corp.	144,439
1,421	TriCo Bancshares	71,434
10,390	Truist Financial Corp.	535,085
2,360	Trustmark Corp.	104,713
9,183	U.S. Bancorp	520,309
1,038	UMB Financial Corp.	130,964
2,827	United Bankshares, Inc.	123,851
5,578	United Community Banks, Inc.	185,915
14,305	Valley National Bancorp	194,119
3,167	WaFd, Inc.	112,112
5,999	Wells Fargo & Co.	493,298
1,959	WesBanco, Inc.	67,350
1,296	Westamerica BanCorp	71,047
3,326	Western Alliance Bancorp	271,202
843	Wintrust Financial Corp.	126,931
1,032	WSFS Financial Corp.	74,273
3,049	Zions Bancorp N.A.	193,368
		13,407,943
	Beverages — 0.5%
293	Boston Beer (The) Co., Inc., Class A (a)	69,453
4,429	Brown-Forman Corp., Class B	114,135
18,140	Keurig Dr Pepper, Inc.	533,316
985	National Beverage Corp. (a)	33,707
		750,611
	Biotechnology — 0.7%
1,656	Alkermes PLC (a)	55,824
2,605	Biogen, Inc. (a)	493,074
16,601	Novavax, Inc. (a)	131,563
451	Regeneron Pharmaceuticals, Inc.	318,884
		999,345
	Broadline Retail — 0.4%
205	Dillard’s, Inc., Class A	116,690
13,094	Kohl’s Corp.	185,542
16,281	Macy’s, Inc.	318,294
		620,526
	Building Products — 0.9%
2,134	Builders FirstSource, Inc. (a)	168,778
175	Carlisle Cos., Inc.	62,171
4,508	Fortune Brands Innovations, Inc.	182,754
5,050	Hayward Holdings, Inc. (a)	75,800
249	Lennox International, Inc.	133,188
Shares	Description	Value

	Building Products (Continued)
970	Masco Corp.	$69,665
16,261	Masterbrand, Inc. (a) (b)	146,024
341	Simpson Manufacturing Co., Inc.	65,039
2,232	Tecnoglass, Inc.	96,155
3,216	Trex Co., Inc. (a)	126,067
1,907	UFP Industries, Inc.	170,657
		1,296,298
	Capital Markets — 2.4%
2,013	Bank of New York Mellon (The) Corp.	270,487
23,771	Blue Owl Technology Finance Corp.	270,514
703	Donnelley Financial Solutions, Inc. (a)	35,361
810	FactSet Research Systems, Inc.	184,340
4,958	Franklin Resources, Inc.	148,591
13,342	Golub Capital BDC, Inc. (b)	182,786
4,257	Jefferies Financial Group, Inc.	205,273
384	LPL Financial Holdings, Inc.	128,306
798	Raymond James Financial, Inc.	126,339
3,774	State Street Corp.	576,818
6,623	T. Rowe Price Group, Inc.	681,374
3,598	Victory Capital Holdings, Inc., Class A	282,479
1,257	Virtus Investment Partners, Inc.	182,956
		3,275,624
	Chemicals — 1.4%
913	Avient Corp.	33,854
1,320	Cabot Corp.	101,587
1,353	CF Industries Holdings, Inc.	168,043
3,069	Eastman Chemical Co.	224,313
1,095	H.B. Fuller Co.	66,269
1,851	Innospec, Inc.	141,157
11,550	Mosaic (The) Co.	268,769
274	NewMarket Corp.	185,120
1,115	Olin Corp.	31,755
4,469	PPG Industries, Inc.	484,887
589	RPM International, Inc.	60,013
3,380	Stepan Co.	169,101
		1,934,868
	Commercial Services & Supplies — 1.0%
3,508	ABM Industries, Inc.	143,127
14,327	BrightView Holdings, Inc. (a)	170,491
7,193	Copart, Inc. (a)	238,160
7,146	CoreCivic, Inc. (a)	146,207
4,907	Deluxe Corp.	152,853
10,048	GEO Group (The), Inc. (a)	185,989
2,024	HNI Corp.	73,957

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
9,345	MillerKnoll, Inc.	$150,268
1,307	Veralto Corp.	115,277
		1,376,329
	Communications Equipment — 0.0%
2,125	NetScout Systems, Inc. (a)	71,612
	Construction & Engineering — 0.2%
2,650	Ameresco, Inc., Class A (a)	78,414
1,103	Arcosa, Inc.	139,496
		217,910
	Construction Materials — 0.4%
3,318	CRH PLC	392,918
927	Eagle Materials, Inc.	194,772
406	Knife River Corp. (a)	37,575
		625,265
	Consumer Finance — 1.8%
6,006	Ally Financial, Inc.	266,606
2,255	Bread Financial Holdings, Inc.	191,179
1,309	Capital One Financial Corp.	250,412
277	Credit Acceptance Corp. (a)	139,860
6,944	LendingClub Corp. (a)	118,534
771	Nelnet, Inc., Class A	109,251
4,405	OneMain Holdings, Inc.	258,882
5,887	PROG Holdings, Inc.	210,931
11,005	SLM Corp.	253,995
8,777	Synchrony Financial	668,808
		2,468,458
	Consumer Staples Distribution & Retail — 1.5%
10,309	Albertsons Cos., Inc., Class A	173,707
462	Andersons (The), Inc.	36,286
2,938	Dollar General Corp.	340,455
3,185	Dollar Tree, Inc. (a)	309,295
1,879	Ingles Markets, Inc., Class A	171,872
2,278	Sprouts Farmers Market, Inc. (a)	186,454
1,620	Sysco Corp.	121,030
3,941	Target Corp.	511,345
2,470	Weis Markets, Inc.	173,345
		2,023,789
	Containers & Packaging — 2.2%
12,015	Amcor PLC	457,051
929	AptarGroup, Inc.	114,899
339	Avery Dennison Corp.	55,572
5,901	Ball Corp.	360,433
1,168	Crown Holdings, Inc.	114,826
Shares	Description	Value

	Containers & Packaging (Continued)
29,631	Graphic Packaging Holding Co.	$282,383
2,015	Greif, Inc., Class A	131,459
9,461	O-I Glass, Inc. (a)	86,190
1,643	Packaging Corp. of America	350,698
6,073	Silgan Holdings, Inc.	246,260
14,982	Smurfit Westrock PLC	575,159
4,356	Sonoco Products Co.	217,626
		2,992,556
	Distributors — 0.3%
827	Gold.com, Inc.	37,372
10,028	LKQ Corp.	316,684
289	Pool Corp.	61,650
		415,706
	Diversified Consumer Services — 0.5%
44,829	ADT, Inc.	337,562
1,816	Perdoceo Education Corp.	61,635
1,629	Strategic Education, Inc.	127,714
1,533	Stride, Inc. (a)	148,946
		675,857
	Diversified REITs — 0.4%
9,175	American Assets Trust, Inc.	190,290
3,698	Broadstone Net Lease, Inc.	73,220
3,514	WP Carey, Inc.	256,276
		519,786
	Diversified Telecommunication Services — 1.3%
20,594	AT&T, Inc.	538,121
20,795	Comcast Corp., Class A	562,297
1,376	IDT Corp., Class B	69,006
14,406	Uniti Group, Inc. (a)	170,423
9,514	Verizon Communications, Inc.	456,958
		1,796,805
	Electric Utilities — 4.0%
3,328	Alliant Energy Corp.	244,375
2,661	American Electric Power Co., Inc.	364,850
2,664	Duke Energy Corp.	345,121
8,158	Edison International	566,899
1,029	Entergy Corp.	121,329
5,830	Evergy, Inc.	482,957
6,894	Eversource Energy	487,406
9,743	Exelon Corp.	448,081
2,281	FirstEnergy Corp.	108,393
6,700	Hawaiian Electric Industries, Inc. (a)	100,969
410	IDACORP, Inc.	60,573
874	MGE Energy, Inc.	70,112
2,442	OGE Energy Corp.	119,170

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
1,133	Otter Tail Corp.	$101,109
33,979	PG&E Corp.	564,731
1,744	Pinnacle West Capital Corp.	180,888
4,465	Portland General Electric Co.	231,867
9,131	PPL Corp.	341,865
2,474	Southern (The) Co.	239,236
4,391	Xcel Energy, Inc.	364,234
		5,544,165
	Electronic Equipment, Instruments & Components — 1.4%
1,225	Arrow Electronics, Inc. (a)	230,092
1,900	Avnet, Inc.	156,769
510	Belden, Inc.	57,365
1,973	CDW Corp.	270,123
2,450	Crane NXT Co.	109,466
694	CTS Corp.	39,627
898	ePlus, Inc.	76,052
2,017	Insight Enterprises, Inc. (a)	147,039
1,960	Itron, Inc. (a)	164,248
1,156	PC Connection, Inc.	73,684
1,041	TD SYNNEX Corp.	237,535
191	Teledyne Technologies, Inc. (a)	123,357
1,841	Vishay Intertechnology, Inc.	53,334
4,952	Vontier Corp.	177,678
		1,916,369
	Energy Equipment & Services — 1.7%
3,912	Baker Hughes Co.	272,549
3,602	Bristow Group, Inc.	176,966
700	Cactus, Inc., Class A	39,004
7,762	Expro Group Holdings N.V. (a)	141,346
6,125	Halliburton Co.	259,087
13,663	Helix Energy Solutions Group, Inc. (a)	141,412
920	Helmerich & Payne, Inc.	37,150
3,453	Liberty Energy, Inc.	116,677
6,226	NOV, Inc.	127,384
2,803	Oceaneering International, Inc. (a)	105,225
9,181	Patterson-UTI Energy, Inc.	112,192
14,044	RPC, Inc.	110,667
6,787	SLB Ltd.	386,044
1,617	Tidewater, Inc. (a)	144,447
1,238	Weatherford International PLC	136,613
		2,306,763
	Entertainment — 0.5%
6,194	Walt Disney (The) Co.	642,627
Shares	Description	Value

	Financial Services — 3.9%
997	Berkshire Hathaway, Inc., Class B (a)	$472,179
1,920	Block, Inc. (a)	135,379
397	Corpay, Inc. (a)	121,669
7,217	Enact Holdings, Inc.	308,382
5,040	Essent Group Ltd.	305,021
2,036	Euronet Worldwide, Inc. (a)	147,366
4,788	EVERTEC, Inc.	141,390
7,435	Fidelity National Information Services, Inc.	345,951
10,699	Fiserv, Inc. (a)	670,292
8,871	Global Payments, Inc.	638,357
2,317	Merchants Bancorp	107,833
11,220	MGIC Investment Corp.	297,106
4,503	NMI Holdings, Inc. (a)	174,311
13,200	PayPal Holdings, Inc.	661,848
8,904	Radian Group, Inc.	319,030
1,714	Voya Financial, Inc.	140,480
3,806	Walker & Dunlop, Inc.	191,632
15,479	Western Union (The) Co.	140,704
383	WEX, Inc. (a)	57,576
		5,376,506
	Food Products — 2.9%
3,285	Archer-Daniels-Midland Co.	244,864
1,877	Bunge Global S.A.	238,510
2,134	Cal-Maine Foods, Inc.	164,873
10,517	Campbell’s (The) Co. (b)	218,649
16,580	Flowers Foods, Inc.	150,215
3,356	Fresh Del Monte Produce, Inc.	140,583
16,040	General Mills, Inc.	566,373
2,585	Hormel Foods Corp.	55,500
2,614	Ingredion, Inc.	292,088
852	J & J Snack Foods Corp.	75,198
4,157	Lamb Weston Holdings, Inc.	181,037
847	Marzetti (The) Company	110,347
11,836	McCormick & Co., Inc.	601,742
2,383	Post Holdings, Inc. (a)	249,619
52	Seaboard Corp.	295,668
11,771	Simply Good Foods (The) Co. (a)	157,378
3,727	Tyson Foods, Inc., Class A	238,789
		3,981,433
	Gas Utilities — 1.2%
1,293	Atmos Energy Corp.	245,644
5,652	MDU Resources Group, Inc.	127,340
2,508	National Fuel Gas Co.	211,625
2,132	New Jersey Resources Corp.	120,053
1,868	Northwest Natural Holding Co.	99,004
2,039	ONE Gas, Inc.	181,920
2,711	Southwest Gas Holdings, Inc.	254,969

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
1,940	Spire, Inc.	$176,889
6,470	UGI Corp.	233,502
		1,650,946
	Ground Transportation — 1.2%
687	ArcBest Corp.	87,641
2,815	CSX Corp.	127,885
545	J.B. Hunt Transport Services, Inc.	137,084
1,017	Knight-Swift Transportation Holdings, Inc.	66,003
22,145	Lyft, Inc., Class A (a)	313,352
858	Ryder System, Inc.	217,735
3,772	Schneider National, Inc., Class B	117,272
3,933	U-Haul Holding Co.	187,565
984	Union Pacific Corp.	265,168
2,297	Werner Enterprises, Inc.	84,690
		1,604,395
	Health Care Equipment & Supplies — 1.5%
1,126	Abbott Laboratories	102,230
342	Align Technology, Inc. (a)	60,195
3,038	Becton Dickinson & Co.	452,784
2,812	CONMED Corp.	103,088
3,340	Cooper (The) Cos., Inc. (a)	210,086
3,355	GE HealthCare Technologies, Inc.	204,118
377	Integer Holdings Corp. (a)	33,368
2,756	Medtronic PLC	223,153
4,510	Solventum Corp. (a)	303,794
5,282	Zimmer Biomet Holdings, Inc.	435,395
		2,128,211
	Health Care Providers & Services — 3.0%
8,356	AdaptHealth Corp. (a)	109,547
721	Addus HomeCare Corp. (a)	69,858
19,732	Ardent Health, Inc. (a)	192,584
155	Chemed Corp.	65,872
2,238	Cigna Group (The)	650,318
1,545	Concentra Group Holdings Parent, Inc.	34,716
3,325	CVS Health Corp.	276,939
381	DaVita, Inc. (a)	59,108
2,039	Elevance Health, Inc.	767,520
794	Henry Schein, Inc. (a)	59,225
2,755	Humana, Inc.	651,392
895	Labcorp Holdings, Inc.	229,836
879	Molina Healthcare, Inc. (a)	171,071
2,175	Option Care Health, Inc. (a)	44,218
4,649	Pediatrix Medical Group, Inc. (a)	104,649
Shares	Description	Value

	Health Care Providers & Services (Continued)
1,219	Quest Diagnostics, Inc.	$236,730
2,781	Surgery Partners, Inc. (a)	39,018
427	UnitedHealth Group, Inc.	158,195
1,646	Universal Health Services, Inc., Class B	276,972
		4,197,768
	Health Care REITs — 0.1%
3,564	Healthpeak Properties, Inc.	57,630
1,818	LTC Properties, Inc.	69,484
7,159	Medical Properties Trust, Inc. (b)	35,365
		162,479
	Health Care Technology — 0.0%
11,853	Certara, Inc. (a)	72,659
	Hotel & Resort REITs — 0.8%
14,675	Apple Hospitality REIT, Inc.	197,672
14,421	DiamondRock Hospitality Co.	147,094
12,298	Host Hotels & Resorts, Inc.	259,857
7,873	Pebblebrook Hotel Trust	110,616
22,764	RLJ Lodging Trust	187,576
7,499	Sunstone Hotel Investors, Inc.	73,640
9,112	Xenia Hotels & Resorts, Inc.	148,252
		1,124,707
	Hotels, Restaurants & Leisure — 0.8%
3,584	Boyd Gaming Corp.	311,629
6,647	Caesars Entertainment, Inc. (a)	184,787
1,131	Choice Hotels International, Inc. (b)	112,059
1,218	Darden Restaurants, Inc.	244,282
3,044	United Parks & Resorts, Inc. (a) (b)	107,301
456	Vail Resorts, Inc. (b)	57,994
14,307	Wendy’s (The) Co. (b)	99,577
		1,117,629
	Household Durables — 3.7%
68	Cavco Industries, Inc. (a)	34,476
2,944	Century Communities, Inc.	164,923
1,575	Champion Homes, Inc. (a)	120,062
4,351	D.R. Horton, Inc.	669,445
2,621	Green Brick Partners, Inc. (a)	176,760
3,264	KB Home	172,959
5,256	La-Z-Boy, Inc.	182,594
17,096	Leggett & Platt, Inc.	185,834
6,875	Lennar Corp., Class A	620,813
3,418	LGI Homes, Inc. (a)	167,380
1,379	M/I Homes, Inc. (a)	181,325
4,763	Meritage Homes Corp.	320,740
2,991	Mohawk Industries, Inc. (a)	315,730

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
9,663	Newell Brands, Inc.	$39,425
53	NVR, Inc. (a)	334,741
5,076	PulteGroup, Inc.	621,099
5,057	Taylor Morrison Home Corp. (a)	307,162
2,158	Toll Brothers, Inc.	306,738
4,370	Whirlpool Corp. (b)	244,982
		5,167,188
	Household Products — 0.9%
4,168	Central Garden & Pet Co., Class A (a)	139,878
6,056	Energizer Holdings, Inc.	118,577
3,616	Kimberly-Clark Corp.	355,923
1,653	Procter & Gamble (The) Co.	243,140
8,294	Reynolds Consumer Products, Inc.	173,925
2,292	Spectrum Brands Holdings, Inc.	189,319
		1,220,762
	Industrial REITs — 0.4%
2,892	Americold Realty Trust, Inc.	35,369
3,367	Innovative Industrial Properties, Inc.	182,660
5,362	Lineage, Inc.	197,751
3,578	Rexford Industrial Realty, Inc.	128,414
		544,194
	Insurance — 7.7%
1,053	Aflac, Inc.	119,694
2,879	Allstate (The) Corp.	625,492
458	American Financial Group, Inc.	61,038
7,934	American International Group, Inc.	593,463
6,220	Arch Capital Group Ltd. (a)	587,541
538	Assurant, Inc.	127,113
2,073	Assured Guaranty Ltd.	169,779
2,324	Axis Capital Holdings Ltd.	233,353
3,662	Brown & Brown, Inc.	220,269
1,465	Chubb Ltd.	479,055
2,422	CNO Financial Group, Inc.	107,658
717	Everest Group Ltd.	255,797
3,927	F&G Annuities & Life, Inc.	112,469
1,263	Fidelity National Financial, Inc.	66,055
4,885	First American Financial Corp.	342,585
8,321	Genworth Financial, Inc. (a)	73,142
1,262	Globe Life, Inc.	194,727
5,662	Hamilton Insurance Group Ltd., Class B	185,544
1,359	Hanover Insurance Group (The), Inc.	255,071
4,415	Hartford Insurance Group (The), Inc.	604,016
Shares	Description	Value

	Insurance (Continued)
4,422	Kemper Corp.	$148,977
6,637	Lincoln National Corp.	250,945
4,475	Loews Corp.	503,930
312	Markel Group, Inc. (a)	553,011
666	Marsh & McLennan Cos., Inc.	111,695
2,673	Mercury General Corp.	260,110
1,634	MetLife, Inc.	130,883
4,403	Old Republic International Corp.	175,900
468	Primerica, Inc.	131,634
1,283	Principal Financial Group, Inc.	129,467
4,889	Prudential Financial, Inc.	479,660
574	Reinsurance Group of America, Inc.	121,378
991	RenaissanceRe Holdings Ltd.	304,207
2,053	RLI Corp.	106,284
1,860	Safety Insurance Group, Inc.	139,798
3,125	Selective Insurance Group, Inc.	262,344
7,842	SiriusPoint Ltd. (a)	183,581
2,194	Stewart Information Services Corp.	153,558
1,638	Travelers (The) Cos., Inc.	499,819
1,604	Unum Group	128,929
3,603	W.R. Berkley Corp.	240,788
134	White Mountains Insurance Group Ltd.	299,087
		10,729,846
	Interactive Media & Services — 0.4%
973	Cargurus, Inc. (a)	35,476
828	IAC, Inc. (a)	36,896
3,109	TripAdvisor, Inc. (a)	34,603
5,462	Yelp, Inc. (a)	150,751
4,025	Ziff Davis, Inc. (a)	184,184
22,597	ZoomInfo Technologies, Inc. (a)	141,231
		583,141
	IT Services — 1.0%
1,759	Accenture PLC, Class A	314,351
9,731	Cognizant Technology Solutions Corp., Class A	514,770
13,438	DXC Technology Co. (a)	152,118
1,297	EPAM Systems, Inc. (a)	147,573
4,363	Everforth, Inc. (a)	92,059
370	Gartner, Inc. (a)	54,941
13,389	Kyndryl Holdings, Inc. (a)	185,036
		1,460,848
	Leisure Products — 0.2%
16,216	Mattel, Inc. (a)	244,537
	Life Sciences Tools & Services — 0.5%
1,014	Agilent Technologies, Inc.	117,168
1,569	Azenta, Inc. (a)	38,550

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
1,057	Bio-Rad Laboratories, Inc., Class A (a)	$296,087
678	IQVIA Holdings, Inc. (a)	107,375
668	Revvity, Inc.	57,862
235	Thermo Fisher Scientific, Inc.	112,555
		729,597
	Machinery — 1.5%
3,414	Aebi Schmidt Holding AG	39,671
2,034	AGCO Corp.	246,154
410	Alamo Group, Inc.	71,110
500	Allison Transmission Holdings, Inc.	67,175
554	Dover Corp.	125,431
635	Franklin Electric Co., Inc.	63,620
3,208	Greenbrier (The) Cos., Inc.	157,577
11,951	Hillman Solutions Corp. (a)	97,520
1,870	Kennametal, Inc.	72,388
567	Lindsay Corp.	63,487
2,130	Mueller Water Products, Inc., Class A	59,406
1,193	Oshkosh Corp.	186,466
1,001	PACCAR, Inc.	118,919
658	Snap-on, Inc.	252,277
1,648	Stanley Black & Decker, Inc.	128,808
499	Tennant Co.	41,437
582	Timken (The) Co.	64,538
3,090	Trinity Industries, Inc.	100,765
636	Worthington Enterprises, Inc.	34,516
967	Xylem, Inc.	114,261
		2,105,526
	Marine Transportation — 0.3%
881	Kirby Corp. (a)	132,626
1,797	Matson, Inc.	313,450
		446,076
	Media — 1.1%
2,766	Charter Communications, Inc., Class A (a)	456,860
7,112	DoubleVerify Holdings, Inc. (a)	78,374
1,979	Fox Corp., Class A	125,647
19,158	News Corp., Class A	504,239
324	Nexstar Media Group, Inc.	67,437
12,761	Sirius XM Holdings, Inc.	343,781
		1,576,338
	Metals & Mining — 1.5%
2,648	Alcoa Corp.	168,916
4,795	Commercial Metals Co.	330,663
2,824	Nucor Corp.	636,219
Shares	Description	Value

	Metals & Mining (Continued)
1,148	Reliance, Inc.	$416,150
1,327	Steel Dynamics, Inc.	303,432
4,452	Worthington Steel, Inc.	171,090
		2,026,470
	Mortgage REITs — 1.2%
28,228	Annaly Capital Management, Inc.	646,421
9,416	Apollo Commercial Real Estate Finance, Inc.	103,011
17,526	Arbor Realty Trust, Inc. (b)	138,455
10,127	ARMOUR Residential REIT, Inc.	177,628
1,731	Blackstone Mortgage Trust, Inc., Class A	32,872
10,177	Ladder Capital Corp.	104,620
31,068	Rithm Capital Corp.	303,845
6,801	Starwood Property Trust, Inc.	124,866
		1,631,718
	Multi-Utilities — 2.1%
3,173	Ameren Corp.	360,611
3,366	Avista Corp.	138,342
2,531	Black Hills Corp.	190,559
2,678	CenterPoint Energy, Inc.	116,895
3,078	CMS Energy Corp.	236,206
4,220	Consolidated Edison, Inc.	470,488
5,642	Dominion Energy, Inc.	363,909
2,385	DTE Energy Co.	361,781
5,118	NiSource, Inc.	247,097
2,950	Public Service Enterprise Group, Inc.	240,897
1,189	Sempra	113,098
998	WEC Energy Group, Inc.	117,704
		2,957,587
	Office REITs — 1.3%
2,256	BXP, Inc.	131,886
10,440	Cousins Properties, Inc.	267,368
17,931	Douglas Emmett, Inc.	193,834
6,306	Easterly Government Properties, Inc.	147,623
32,483	Empire State Realty Trust, Inc., Class A	180,930
7,889	Highwoods Properties, Inc.	191,782
10,441	Kilroy Realty Corp.	347,268
11,332	Vornado Realty Trust	338,714
		1,799,405
	Oil, Gas & Consumable Fuels — 8.2%
5,519	Antero Resources Corp. (a)	216,676
6,940	APA Corp.	282,666
4,738	BKV Corp. (a)	149,389
4,255	California Resources Corp.	290,446

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,683	Cheniere Energy, Inc.	$462,741
1,154	Chevron Corp.	223,080
1,657	Chord Energy Corp.	241,259
7,640	CNX Resources Corp. (a)	297,272
11,111	Comstock Resources, Inc. (a)	193,554
4,523	ConocoPhillips	568,903
12,512	Crescent Energy Co., Class A	168,286
11,864	Devon Energy Corp.	609,454
2,415	Diamondback Energy, Inc.	496,597
4,939	Dorian LPG Ltd.	190,398
4,130	EOG Resources, Inc.	580,554
9,381	EQT Corp.	563,611
5,438	Expand Energy Corp.	555,492
2,056	Exxon Mobil Corp.	317,303
798	Gulfport Energy Corp. (a)	153,647
3,754	HF Sinclair Corp.	252,306
1,854	International Seaways, Inc.	153,789
7,122	Kinder Morgan, Inc.	234,100
7,419	Magnolia Oil & Gas Corp., Class A	224,351
1,428	Marathon Petroleum Corp.	354,558
4,662	Matador Resources Co.	295,757
5,678	Murphy Oil Corp.	237,113
3,402	Northern Oil & Gas, Inc.	92,398
7,348	Occidental Petroleum Corp.	445,142
3,859	ONEOK, Inc.	356,803
4,962	Ovintiv, Inc.	305,411
2,697	Par Pacific Holdings, Inc. (a)	177,112
696	PBF Energy, Inc., Class A	30,179
1,777	Peabody Energy Corp.	47,375
13,815	Permian Resources Corp., Class A	298,680
2,622	Phillips 66	469,731
5,215	Range Resources Corp.	226,853
1,483	REX American Resources Corp. (a)	71,926
9,446	SM Energy Co.	293,109
6,309	Talos Energy, Inc. (a)	100,439
468	Valero Energy Corp.	118,207
3,715	Venture Global, Inc., Class A	49,298
		11,395,965
	Paper & Forest Products — 0.1%
3,199	Sylvamo Corp.	136,693
	Passenger Airlines — 1.3%
6,406	Alaska Air Group, Inc. (a)	250,539
834	Allegiant Travel Co. (a)	63,084
8,980	Delta Air Lines, Inc.	610,550
7,499	JetBlue Airways Corp. (a)	34,908
Shares	Description	Value

	Passenger Airlines (Continued)
6,356	Southwest Airlines Co.	$241,019
6,484	United Airlines Holdings, Inc. (a)	583,560
		1,783,660
	Personal Care Products — 0.1%
16,490	Coty, Inc., Class A (a)	40,566
365	Interparfums, Inc.	33,295
		73,861
	Pharmaceuticals — 1.1%
8,622	Amphastar Pharmaceuticals, Inc. (a)	189,339
5,751	Bristol-Myers Squibb Co.	348,453
4,824	Harmony Biosciences Holdings, Inc. (a)	150,798
7,249	Innoviva, Inc. (a)	166,654
16,600	Organon & Co.	219,950
12,421	Pfizer, Inc.	331,641
1,140	Prestige Consumer Healthcare, Inc. (a)	64,205
		1,471,040
	Professional Services — 1.8%
1,501	Booz Allen Hamilton Holding Corp.	116,733
6,291	CBIZ, Inc. (a)	191,876
331	FTI Consulting, Inc. (a)	59,348
6,326	Genpact Ltd.	219,828
2,587	ICF International, Inc.	185,384
4,766	KBR, Inc.	178,677
2,147	Korn Ferry	142,647
1,125	ManpowerGroup, Inc.	34,054
4,595	Maximus, Inc.	301,524
1,081	Parsons Corp. (a)	54,493
1,445	Paycom Software, Inc.	183,168
2,660	Robert Half, Inc.	70,783
2,468	Science Applications International Corp.	238,828
5,162	SS&C Technologies Holdings, Inc.	357,727
5,037	TIC Solutions, Inc. (a)	46,038
2,729	TriNet Group, Inc.	124,934
		2,506,042
	Real Estate Management & Development — 0.5%
6,911	Forestar Group, Inc. (a)	195,305
2,777	Howard Hughes Holdings, Inc. (a)	172,924
1,146	Jones Lang LaSalle, Inc. (a)	364,577
		732,806

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Residential REITs — 1.9%
6,292	American Homes 4 Rent, Class A	$200,337
2,924	AvalonBay Communities, Inc.	535,092
8,075	Equity Residential	527,944
4,538	Independence Realty Trust, Inc.	74,015
19,220	Invitation Homes, Inc.	552,959
946	Mid-America Apartment Communities, Inc.	122,204
4,740	Sun Communities, Inc.	605,962
		2,618,513
	Retail REITs — 0.1%
1,042	Getty Realty Corp.	34,511
2,786	NNN REIT, Inc.	121,999
		156,510
	Semiconductors & Semiconductor Equipment — 0.7%
2,601	Amkor Technology, Inc.	181,420
356	Axcelis Technologies, Inc. (a)	49,523
486	Diodes, Inc. (a)	52,075
587	NXP Semiconductors N.V.	172,337
2,461	Photronics, Inc. (a)	121,770
4,400	Skyworks Solutions, Inc.	308,748
1,278	Universal Display Corp.	111,301
		997,174
	Software — 0.5%
552	Dolby Laboratories, Inc., Class A	35,405
8,908	Five9, Inc. (a)	153,218
1,250	LiveRamp Holdings, Inc. (a)	36,537
26,684	NCR Voyix Corp. (a)	183,853
986	Roper Technologies, Inc.	349,843
		758,856
	Specialized REITs — 1.4%
1,598	CubeSmart	64,687
5,895	EPR Properties	329,000
1,821	Extra Space Storage, Inc.	261,004
10,519	Millrose Properties, Inc.	322,618
427	Public Storage	129,146
11,427	Rayonier, Inc.	242,367
21,853	VICI Properties, Inc.	638,107
		1,986,929
	Specialty Retail — 3.1%
2,394	Academy Sports & Outdoors, Inc.	131,287
1,281	Advance Auto Parts, Inc.	76,232
1,507	Asbury Automotive Group, Inc. (a)	306,961
900	AutoNation, Inc. (a)	191,142
Shares	Description	Value

	Specialty Retail (Continued)
12,545	Bath & Body Works, Inc.	$243,875
2,736	Best Buy Co., Inc.	165,501
1,342	Buckle (The), Inc.	74,629
5,667	CarMax, Inc. (a)	222,770
295	Dick’s Sporting Goods, Inc.	66,941
1,153	Floor & Decor Holdings, Inc., Class A (a)	55,805
2,541	GameStop Corp., Class A (a)	63,398
9,737	Gap (The), Inc.	239,433
713	Group 1 Automotive, Inc.	254,448
351	Home Depot (The), Inc.	115,409
1,179	Lithia Motors, Inc.	342,051
489	Lowe’s Cos., Inc.	116,768
119	Murphy USA, Inc.	69,972
1,576	Penske Automotive Group, Inc.	270,316
237	RH (a)	31,275
12,196	Sally Beauty Holdings, Inc. (a)	172,939
1,597	Signet Jewelers Ltd.	142,181
985	Sonic Automotive, Inc., Class A	77,569
5,272	Tractor Supply Co.	185,047
7,486	Upbound Group, Inc.	147,923
3,719	Urban Outfitters, Inc. (a)	261,594
1,310	Williams-Sonoma, Inc.	237,385
		4,262,851
	Technology Hardware, Storage & Peripherals — 1.3%
439	Diebold Nixdorf, Inc. (a)	33,719
14,649	Hewlett Packard Enterprise Co.	421,452
18,156	HP, Inc.	378,734
2,332	NetApp, Inc.	258,316
26,219	Super Micro Computer, Inc. (a)	718,401
		1,810,622
	Textiles, Apparel & Luxury Goods — 0.8%
2,781	Carter’s, Inc.	100,449
1,233	Columbia Sportswear Co.	75,114
3,485	Deckers Outdoor Corp. (a)	356,167
4,878	G-III Apparel Group Ltd.	152,145
472	Kontoor Brands, Inc.	34,626
3,654	Levi Strauss & Co., Class A	81,411
1,425	PVH Corp.	130,302
3,446	VF Corp.	65,233
4,140	Wolverine World Wide, Inc.	70,463
		1,065,910
	Tobacco — 0.2%
1,751	Altria Group, Inc.	127,210
3,205	Universal Corp.	171,724
		298,934

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.4%
1,782	Boise Cascade Co.	$141,259
1,051	Global Industrial Co.	34,799
902	McGrath RentCorp	99,716
635	MSC Industrial Direct Co., Inc., Class A	64,941
2,657	Rush Enterprises, Inc., Class A	196,698
		537,413
	Water Utilities — 0.2%
849	American Water Works Co., Inc.	109,028
1,490	California Water Service Group	62,938
1,152	H2O America (b)	64,731
		236,697
	Wireless Telecommunication Services — 0.5%
2,929	Array Digital Infrastructure, Inc.	145,542
4,173	Telephone and Data Systems, Inc.	188,035
1,661	T-Mobile US, Inc.	324,726
		658,303
	Total Common Stocks	138,619,340
	(Cost $126,077,775)
MONEY MARKET FUNDS — 0.1%
191,566	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	191,566
	(Cost $191,566)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$1,141,544	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $1,141,659. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $1,164,375. (d)	1,141,544
	(Cost $1,141,544)

	Total Investments — 100.8%	139,952,450
	(Cost $127,410,885)
	Net Other Assets and Liabilities — (0.8)%	(1,174,716)
	Net Assets — 100.0%	$138,777,734

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,118,007 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,141,544.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$138,619,340	$138,619,340	$—	$—
Money Market Funds	191,566	191,566	—	—
Repurchase Agreements	1,141,544	—	1,141,544	—
Total Investments	$139,952,450	$138,810,906	$1,141,544	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 6.2%
1,031	AeroVironment, Inc. (a)	$201,066
8,151	Astronics Corp. (a)	581,981
13,134	ATI, Inc. (a)	2,041,812
7,679	Boeing (The) Co. (a)	1,758,721
9,343	BWX Technologies, Inc.	2,021,732
3,480	Cadre Holdings, Inc.	103,182
3,879	Carpenter Technology Corp.	1,660,988
2,805	Curtiss-Wright Corp.	2,020,161
4,459	Ducommun, Inc. (a)	632,866
7,797	FTAI Aviation Ltd.	1,946,677
1,311	General Electric Co.	380,098
1,358	HEICO Corp.	366,551
9,321	Hexcel Corp.	874,962
4,845	Howmet Aerospace, Inc.	1,177,529
5,029	Huntington Ingalls Industries, Inc.	1,832,014
17,269	Intuitive Machines, Inc. (a) (b)	437,769
9,418	Karman Holdings, Inc. (a)	640,236
5,284	Kratos Defense & Security Solutions, Inc. (a)	333,156
4,428	L3Harris Technologies, Inc.	1,419,395
5,178	Mercury Systems, Inc. (a)	408,596
3,222	Moog, Inc., Class A	970,821
2,238	Northrop Grumman Corp.	1,296,876
41,590	Red Cat Holdings, Inc. (a) (b)	487,435
23,801	Rocket Lab Corp. (a)	1,963,821
7,925	RTX Corp.	1,395,355
21,901	StandardAero, Inc. (a)	544,459
3,068	VSE Corp.	526,714
5,338	Woodward, Inc.	1,937,641
		29,962,614
	Air Freight & Logistics — 0.3%
9,202	C.H. Robinson Worldwide, Inc.	1,673,016
	Automobile Components — 0.4%
16,164	Dana, Inc.	589,178
1,024	Dorman Products, Inc. (a)	115,210
29,935	Garrett Motion, Inc.	766,636
9,839	XPEL, Inc. (a) (c)	468,533
		1,939,557
	Automobiles — 0.3%
66,222	Ford Motor Co.	799,962
22,850	Lucid Group, Inc. (a) (b)	145,554
24,749	Rivian Automotive, Inc., Class A (a)	405,884
		1,351,400
	Banks — 0.8%
8,861	Axos Financial, Inc. (a)	854,555
Shares	Description	Value

	Banks (Continued)
4,053	Bancorp (The), Inc. (a)	$242,491
2,373	Bank First Corp.	344,821
1,823	City Holding Co.	224,156
12,876	Dime Community Bancshares, Inc.	462,120
19,296	Eastern Bankshares, Inc.	390,358
2,597	JPMorgan Chase & Co.	813,458
14,762	Mechanics Bancorp, Class A	217,961
2,157	Nicolet Bankshares, Inc.	315,957
7,189	Seacoast Banking Corp. of Florida	226,238
		4,092,115
	Beverages — 0.7%
10,639	Celsius Holdings, Inc. (a)	357,151
10,048	Coca-Cola (The) Co.	791,381
4,916	Coca-Cola Consolidated, Inc.	1,008,124
10,549	Monster Beverage Corp. (a)	813,011
6,690	Vita Coco (The) Co., Inc. (a)	441,473
		3,411,140
	Biotechnology — 7.4%
1,714	AbbVie, Inc.	362,202
16,957	ACADIA Pharmaceuticals, Inc. (a)	380,685
9,472	Agios Pharmaceuticals, Inc. (a)	265,216
1,126	Alnylam Pharmaceuticals, Inc. (a)	348,486
3,173	Amgen, Inc.	1,098,651
12,833	AnaptysBio, Inc. (a)	843,513
13,520	Apellis Pharmaceuticals, Inc. (a)	553,644
14,839	Arcus Biosciences, Inc. (a)	378,394
13,604	Arcutis Biotherapeutics, Inc. (a)	315,885
72,709	Ardelyx, Inc. (a)	460,248
15,031	Arrowhead Pharmaceuticals, Inc. (a)	1,104,478
9,138	Beam Therapeutics, Inc. (a)	277,156
57,134	BioCryst Pharmaceuticals, Inc. (a)	523,347
6,683	BioMarin Pharmaceutical, Inc. (a)	360,281
10,157	Bridgebio Pharma, Inc. (a)	722,264
12,945	Catalyst Pharmaceuticals, Inc. (a)	364,143
6,865	Celldex Therapeutics, Inc. (a)	225,721
13,927	CG Oncology, Inc. (a)	929,488
41,165	Compass Therapeutics, Inc. (a)	72,862
11,444	Cytokinetics, Inc. (a)	732,073
5,190	Dianthus Therapeutics, Inc. (a)	455,682
13,188	Exelixis, Inc. (a)	586,338
8,007	Gilead Sciences, Inc.	1,047,636
8,752	Halozyme Therapeutics, Inc. (a)	557,152
13,071	Ideaya Biosciences, Inc. (a)	380,366

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
122,888	ImmunityBio, Inc. (a) (b)	$872,505
14,653	Immunome, Inc. (a)	336,140
16,240	Incyte Corp. (a)	1,547,185
6,473	Inhibrx Biosciences, Inc. (a)	836,376
6,824	Insmed, Inc. (a)	930,316
16,989	Intellia Therapeutics, Inc. (a)	229,012
10,044	Ionis Pharmaceuticals, Inc. (a)	750,889
2,920	Krystal Biotech, Inc. (a)	765,799
6,792	Kymera Therapeutics, Inc. (a)	550,627
1,441	Madrigal Pharmaceuticals, Inc. (a)	745,559
10,203	Mirum Pharmaceuticals, Inc. (a)	992,854
33,064	Monte Rosa Therapeutics, Inc. (a)	633,176
5,580	Natera, Inc. (a)	1,150,373
4,295	Neurocrine Biosciences, Inc. (a)	565,523
3,338	Newamsterdam Pharma Co. N.V. (a)	95,333
20,677	Nurix Therapeutics, Inc. (a)	345,306
1,757	Praxis Precision Medicines, Inc. (a)	560,184
112,542	Precigen, Inc. (a)	468,175
5,370	Protagonist Therapeutics, Inc. (a)	531,469
11,071	PTC Therapeutics, Inc. (a)	720,279
54,650	Relay Therapeutics, Inc. (a)	708,264
4,339	Rhythm Pharmaceuticals, Inc. (a)	353,021
20,421	Roivant Sciences Ltd. (a)	582,611
14,730	Sarepta Therapeutics, Inc. (a)	307,562
16,704	Stoke Therapeutics, Inc. (a)	546,555
23,307	Syndax Pharmaceuticals, Inc. (a)	499,469
25,999	Tango Therapeutics, Inc. (a)	562,098
48,717	Taysha Gene Therapies, Inc. (a)	311,302
17,027	TG Therapeutics, Inc. (a)	575,172
14,646	Travere Therapeutics, Inc. (a)	616,890
9,158	Twist Bioscience Corp. (a)	535,285
5,097	Ultragenyx Pharmaceutical, Inc. (a)	125,845
2,579	United Therapeutics Corp. (a)	1,473,512
3,315	Veracyte, Inc. (a)	109,130
3,319	Vericel Corp. (a)	115,269
832	Vertex Pharmaceuticals, Inc. (a)	355,580
11,133	Viridian Therapeutics, Inc. (a)	150,073
17,393	Zymeworks, Inc. (a)	479,003
		35,379,632
	Broadline Retail — 0.8%
3,669	Amazon.com, Inc. (a)	972,505
16,792	eBay, Inc.	1,737,636
Shares	Description	Value

	Broadline Retail (Continued)
11,319	Etsy, Inc. (a)	$728,265
2,051	Ollie’s Bargain Outlet Holdings, Inc. (a)	177,432
		3,615,838
	Building Products — 1.9%
5,724	A.O. Smith Corp.	353,972
6,837	AAON, Inc.	637,961
2,750	Advanced Drainage Systems, Inc.	410,438
2,595	Allegion PLC	356,761
2,289	Armstrong World Industries, Inc.	390,023
3,479	AZZ, Inc.	497,636
2,172	CSW Industrials, Inc.	632,486
2,994	Griffon Corp.	272,963
11,671	Johnson Controls International PLC	1,704,316
4,351	Modine Manufacturing Co. (a)	1,107,895
22,367	Resideo Technologies, Inc. (a)	925,323
2,680	Trane Technologies PLC	1,320,007
12,616	Zurn Elkay Water Solutions Corp.	655,527
		9,265,308
	Capital Markets — 4.1%
9,995	Acadian Asset Management, Inc.	673,163
3,406	Affiliated Managers Group, Inc.	1,003,646
5,985	Artisan Partners Asset Management, Inc., Class A	224,078
44,493	BGC Group, Inc., Class A	499,656
386	Blackrock, Inc.	411,322
5,439	Cboe Global Markets, Inc.	1,632,190
8,133	Charles Schwab (The) Corp.	745,308
1,260	CME Group, Inc.	362,653
1,709	Cohen & Steers, Inc.	120,126
2,527	Evercore, Inc., Class A	811,900
16,621	Federated Hermes, Inc.	965,514
1,318	Goldman Sachs Group (The), Inc.	1,217,529
1,313	Houlihan Lokey, Inc.	203,187
22,789	Interactive Brokers Group, Inc., Class A	1,811,725
2,366	Intercontinental Exchange, Inc.	374,041
31,051	Invesco Ltd.	813,847
1,143	MarketAxess Holdings, Inc.	179,668
6,617	Moelis & Co., Class A	430,899
9,288	Morgan Stanley	1,770,200
1,118	Morningstar, Inc.	188,618
691	MSCI, Inc.	408,664
9,004	Nasdaq, Inc.	827,558
7,997	Northern Trust Corp.	1,330,221
11,991	Perella Weinberg Partners	272,675
2,701	PJT Partners, Inc., Class A	412,551

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
5,369	Robinhood Markets, Inc., Class A (a)	$391,346
4,810	SEI Investments Co.	436,171
7,908	StepStone Group, Inc., Class A	418,333
3,207	Tradeweb Markets, Inc., Class A	363,193
29,913	WisdomTree, Inc.	508,521
		19,808,503
	Chemicals — 0.6%
3,338	Balchem Corp.	539,488
1,400	Ecolab, Inc.	364,840
2,088	Hawkins, Inc.	349,636
6,114	Ingevity Corp. (a)	465,826
13,124	Perimeter Solutions, Inc. (a)	397,657
5,272	Scotts Miracle-Gro (The) Co.	330,554
2,521	Sensient Technologies Corp.	286,486
		2,734,487
	Commercial Services & Supplies — 1.3%
3,945	Brady Corp., Class A	322,780
5,458	Brink’s (The) Co.	582,642
7,451	Cimpress PLC (a)	659,116
27,722	Enviri Corp. (a)	545,846
29,322	Healthcare Services Group, Inc. (a)	627,784
12,860	Interface, Inc.	358,537
2,301	MSA Safety, Inc.	382,863
14,927	OPENLANE, Inc. (a)	469,305
29,003	Pitney Bowes, Inc.	448,386
6,974	Rollins, Inc.	388,661
12,532	Tetra Tech, Inc.	405,034
4,858	Waste Management, Inc.	1,129,728
		6,320,682
	Communications Equipment — 3.2%
6,428	Applied Optoelectronics, Inc. (a)	1,056,506
6,223	Arista Networks, Inc. (a)	1,074,774
6,542	Calix, Inc. (a)	284,970
4,921	Ciena Corp. (a)	2,596,221
14,384	Cisco Systems, Inc.	1,316,136
9,027	Digi International, Inc. (a)	505,873
3,856	F5, Inc. (a)	1,248,958
2,717	Lumentum Holdings, Inc. (a)	2,451,604
1,763	Motorola Solutions, Inc.	774,010
83,433	Ondas, Inc. (a) (b)	837,667
20,579	Viasat, Inc. (a)	1,356,362
28,320	Viavi Solutions, Inc. (a)	1,483,968
48,970	Vistance Networks, Inc.	626,571
		15,613,620
Shares	Description	Value

	Construction & Engineering — 5.2%
2,224	AECOM	$187,038
47,150	API Group Corp. (a)	2,155,698
1,730	Argan, Inc.	1,159,066
18,621	Centuri Holdings, Inc. (a)	700,150
1,387	Comfort Systems USA, Inc.	2,552,427
8,482	Construction Partners, Inc., Class A (a)	1,048,884
2,784	Dycom Industries, Inc. (a)	1,152,854
2,588	EMCOR Group, Inc.	2,307,642
7,984	Everus Construction Group, Inc. (a)	1,177,081
7,864	Granite Construction, Inc.	1,077,919
1,979	IES Holdings, Inc. (a)	1,274,634
5,938	MasTec, Inc. (a)	2,339,869
1,927	MYR Group, Inc. (a)	780,069
6,589	Primoris Services Corp.	1,193,597
3,478	Quanta Services, Inc.	2,531,184
2,315	Sterling Infrastructure, Inc. (a)	1,193,660
12,210	Tutor Perini Corp.	1,134,553
1,888	Valmont Industries, Inc.	959,180
		24,925,505
	Construction Materials — 0.3%
633	Martin Marietta Materials, Inc.	391,871
2,452	United States Lime & Minerals, Inc.	264,007
2,807	Vulcan Materials Co.	846,984
		1,502,862
	Consumer Finance — 1.1%
2,527	American Express Co.	816,347
1,840	Dave, Inc. (a)	500,462
7,758	Encore Capital Group, Inc. (a)	642,130
6,937	Enova International, Inc. (a)	1,175,197
21,431	EZCORP, Inc., Class A (a)	702,508
5,014	FirstCash Holdings, Inc.	1,094,155
4,164	Upstart Holdings, Inc. (a) (b)	131,499
		5,062,298
	Consumer Staples Distribution & Retail — 0.6%
5,392	Chefs’ Warehouse (The), Inc. (a)	418,419
15,102	Maplebear, Inc. (a)	639,570
12,300	Walmart, Inc.	1,622,739
		2,680,728
	Containers & Packaging — 0.1%
12,117	TriMas Corp.	448,571
	Distributors — 0.1%
11,986	GigaCloud Technology, Inc., Class A (a)	533,257

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 0.9%
2,300	Bright Horizons Family Solutions, Inc. (a)	$186,553
2,779	Covista, Inc. (a)	320,196
14,264	Frontdoor, Inc. (a)	978,938
206	Graham Holdings Co., Class B	231,237
2,220	Grand Canyon Education, Inc. (a)	375,336
27,054	Laureate Education, Inc. (a)	814,190
18,976	OneSpaWorld Holdings Ltd.	467,948
6,856	Service Corp. International	555,542
12,063	Universal Technical Institute, Inc. (a)	452,724
		4,382,664
	Diversified REITs — 0.1%
6,216	Essential Properties Realty Trust, Inc.	195,369
23,267	Global Net Lease, Inc.	222,432
		417,801
	Diversified Telecommunication Services — 0.9%
23,055	AST SpaceMobile, Inc. (a)	1,703,764
11,352	Globalstar, Inc. (a)	934,270
15,685	Iridium Communications, Inc.	612,813
108,524	Lumen Technologies, Inc. (a)	959,352
		4,210,199
	Electric Utilities — 0.8%
2,738	Constellation Energy Corp.	856,994
12,019	NextEra Energy, Inc.	1,176,420
10,460	NRG Energy, Inc.	1,627,367
		3,660,781
	Electrical Equipment — 4.9%
1,347	Acuity, Inc.	390,320
9,467	American Superconductor Corp. (a)	506,863
3,565	AMETEK, Inc.	839,558
32,260	Amprius Technologies, Inc. (a)	679,396
60,242	Array Technologies, Inc. (a)	466,273
11,281	Bloom Energy Corp., Class A (a)	3,196,584
3,122	Eaton Corp. PLC	1,351,857
5,834	Emerson Electric Co.	819,327
5,424	EnerSys	1,156,722
31,652	Fluence Energy, Inc. (a)	385,521
2,190	GE Vernova, Inc.	2,372,778
2,274	Hubbell, Inc.	1,155,579
15,847	Nextpower, Inc., Class A (a)	1,887,853
96,356	Plug Power, Inc. (a) (b)	301,594
5,227	Powell Industries, Inc.	1,449,290
7,152	Power Solutions International, Inc. (a)	524,027
Shares	Description	Value

	Electrical Equipment (Continued)
2,130	Rockwell Automation, Inc.	$870,978
48,707	Shoals Technologies Group, Inc., Class A (a)	386,734
55,622	Sunrun, Inc. (a)	708,068
7,624	Vertiv Holdings Co., Class A	2,504,408
5,853	Vicor Corp. (a)	1,576,037
		23,529,767
	Electronic Equipment, Instruments & Components — 3.9%
2,920	Advanced Energy Industries, Inc.	1,121,017
12,097	Amphenol Corp., Class A	1,781,525
15,302	Arlo Technologies, Inc. (a)	214,993
1,239	Badger Meter, Inc.	149,808
2,748	Bel Fuse, Inc., Class B	758,009
15,392	Cognex Corp.	854,410
6,417	Coherent Corp. (a)	2,051,579
14,051	Corning, Inc.	2,307,736
6,765	Keysight Technologies, Inc. (a)	2,367,141
12,480	Knowles Corp. (a)	389,251
2,711	Napco Security Technologies, Inc.	126,739
9,540	nLight, Inc. (a)	666,369
2,842	OSI Systems, Inc. (a)	815,427
11,856	Ouster, Inc. (a)	319,638
7,272	Sanmina Corp. (a)	1,583,987
7,311	TE Connectivity PLC	1,547,446
9,674	TTM Technologies, Inc. (a)	1,530,620
		18,585,695
	Energy Equipment & Services — 0.7%
27,086	Archrock, Inc.	1,049,582
22,301	Innovex International, Inc. (a)	619,299
9,327	Kodiak Gas Services, Inc.	632,371
9,625	Solaris Energy Infrastructure, Inc.	710,710
51,073	TETRA Technologies, Inc. (a)	486,215
		3,498,177
	Entertainment — 1.3%
7,506	Atlanta Braves Holdings, Inc., Class C (a)	370,872
15,272	Cinemark Holdings, Inc.	450,829
8,987	Liberty Media Corp.-Liberty Formula One, Class C (a)	772,433
9,233	Madison Square Garden Entertainment Corp. (a)	617,872
2,931	Madison Square Garden Sports Corp. (a)	1,003,750
3,875	Netflix, Inc. (a)	362,739

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
5,979	Roku, Inc. (a)	$696,912
4,633	Sphere Entertainment Co. (a)	659,971
5,533	TKO Group Holdings, Inc.	1,029,636
7,390	Warner Music Group Corp., Class A	208,915
		6,173,929
	Financial Services — 0.9%
6,861	Apollo Global Management, Inc.	883,148
1,467	Federal Agricultural Mortgage Corp., Class C	254,965
27,534	Flywire Corp. (a)	371,984
10,270	HA Sustainable Infrastructure Capital, Inc.	430,826
1,194	Jack Henry & Associates, Inc.	183,578
8,575	Paymentus Holdings, Inc., Class A (a)	240,529
2,159	PennyMac Financial Services, Inc.	194,936
27,769	Remitly Global, Inc. (a)	607,863
6,874	Sezzle, Inc. (a)	547,170
2,442	Shift4 Payments, Inc., Class A (a) (b)	108,132
14,050	Toast, Inc., Class A (a)	400,706
		4,223,837
	Food Products — 0.1%
3,692	Freshpet, Inc. (a)	248,767
7,503	Tootsie Roll Industries, Inc.	316,777
7,566	Vital Farms, Inc. (a) (b)	103,276
		668,820
	Gas Utilities — 0.0%
1,724	Chesapeake Utilities Corp.	217,431
	Ground Transportation — 0.8%
2,985	Avis Budget Group, Inc. (a) (b)	539,300
47,239	Hertz Global Holdings, Inc. (a) (b)	300,440
10,628	Uber Technologies, Inc. (a)	792,955
9,821	XPO, Inc. (a)	2,161,897
		3,794,592
	Health Care Equipment & Supplies — 1.8%
9,819	Alphatec Holdings, Inc. (a)	95,833
2,917	Artivion, Inc. (a)	104,516
3,743	AtriCure, Inc. (a)	105,216
13,144	Axogen, Inc. (a)	567,821
12,172	Dexcom, Inc. (a)	724,843
4,651	Edwards Lifesciences Corp. (a)	388,359
4,696	Enovis Corp. (a)	110,074
5,646	Establishment Labs Holdings, Inc. (a)	387,485
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
5,254	Glaukos Corp. (a)	$754,842
8,751	Globus Medical, Inc., Class A (a)	789,165
3,866	Haemonetics Corp. (a)	232,308
662	IDEXX Laboratories, Inc. (a)	371,250
2,070	Inspire Medical Systems, Inc. (a)	116,210
4,525	iRadimed Corp.	377,566
1,601	iRhythm Holdings, Inc. (a)	206,785
5,359	Kestra Medical Technologies Ltd. (a) (b)	111,038
7,458	Lantheus Holdings, Inc. (a)	631,096
3,986	LeMaitre Vascular, Inc.	437,463
2,739	Merit Medical Systems, Inc. (a)	186,745
9,799	Novocure Ltd. (a)	149,043
4,271	PROCEPT BioRobotics Corp. (a)	102,675
1,684	STERIS PLC	365,226
1,134	Stryker Corp.	357,357
16,720	Tandem Diabetes Care, Inc. (a)	326,458
5,689	TransMedics Group, Inc. (a)	573,394
1,657	UFP Technologies, Inc. (a)	317,531
		8,890,299
	Health Care Providers & Services — 2.8%
42,792	Alignment Healthcare, Inc. (a)	964,532
33,814	Aveanna Healthcare Holdings, Inc. (a)	221,144
22,122	BrightSpring Health Services, Inc. (a)	1,061,192
39,760	Brookdale Senior Living, Inc. (a)	570,954
7,234	Cardinal Health, Inc.	1,395,294
8,869	Castle Biosciences, Inc. (a)	217,202
3,901	Encompass Health Corp.	390,100
4,679	Ensign Group (The), Inc.	873,522
8,165	Guardant Health, Inc. (a)	711,008
14,442	Guardian Pharmacy Services, Inc., Class A (a)	535,798
4,038	HCA Healthcare, Inc.	1,754,309
2,259	HealthEquity, Inc. (a)	185,306
9,090	Hims & Hers Health, Inc. (a) (b)	246,975
50,314	LifeStance Health Group, Inc. (a)	380,877
3,406	National HealthCare Corp.	590,226
14,399	NeoGenomics, Inc. (a)	133,335
29,343	PACS Group, Inc. (a)	984,458
15,582	Privia Health Group, Inc. (a)	387,213
6,294	Progyny, Inc. (a)	116,942
3,379	RadNet, Inc. (a)	191,082
8,100	Tenet Healthcare Corp. (a)	1,434,672
		13,346,141

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 1.1%
11,995	American Healthcare REIT, Inc.	$609,106
15,435	CareTrust REIT, Inc.	608,911
81,916	Diversified Healthcare Trust	617,647
2,694	National Health Investors, Inc.	207,195
4,308	Omega Healthcare Investors, Inc.	202,347
19,627	Sabra Health Care REIT, Inc.	405,494
4,513	Sila Realty Trust, Inc.	137,330
13,650	Ventas, Inc.	1,199,289
5,647	Welltower, Inc.	1,227,319
		5,214,638
	Hotel & Resort REITs — 0.1%
4,092	Ryman Hospitality Properties, Inc.	430,028
	Hotels, Restaurants & Leisure — 3.4%
6,051	Airbnb, Inc., Class A (a)	849,318
251	Biglari Holdings, Inc., Class A (a) (b)	409,178
3,964	Brinker International, Inc. (a)	603,479
29,530	Carnival Corp.	782,840
9,324	Cava Group, Inc. (a)	870,955
7,947	Cheesecake Factory (The), Inc.	499,628
4,203	Churchill Downs, Inc.	424,461
527	Domino’s Pizza, Inc.	178,874
3,725	Dutch Bros, Inc., Class A (a)	214,225
19,147	Global Business Travel Group I (a) (b)	112,201
5,026	Hilton Worldwide Holdings, Inc.	1,628,776
3,934	Hyatt Hotels Corp., Class A (b)	659,220
28,366	Las Vegas Sands Corp.	1,549,067
20,998	Life Time Group Holdings, Inc. (a)	562,956
4,675	Marriott International, Inc., Class A	1,690,901
1,198	McDonald’s Corp.	351,721
2,277	Monarch Casino & Resort, Inc.	270,257
10,093	Norwegian Cruise Line Holdings Ltd. (a)	183,491
3,296	Papa John’s International, Inc.	119,282
4,083	Red Rock Resorts, Inc., Class A	220,319
2,777	Royal Caribbean Cruises Ltd.	732,462
20,025	Rush Street Interactive, Inc. (a)	562,702
3,622	Shake Shack, Inc., Class A (a)	371,110
3,427	Texas Roadhouse, Inc.	551,713
13,622	Travel + Leisure Co.	880,799
3,718	Wynn Resorts Ltd.	398,235
4,915	Yum! Brands, Inc.	784,680
		16,462,850
	Household Durables — 0.8%
4,811	Garmin Ltd.	1,208,234
Shares	Description	Value

	Household Durables (Continued)
2,845	Installed Building Products, Inc.	$820,925
15,101	Somnigroup International, Inc.	1,145,562
1,074	TopBuild Corp. (a)	475,460
		3,650,181
	Household Products — 0.1%
1,822	Clorox (The) Co.	175,714
1,067	WD-40 Co.	224,027
		399,741
	Independent Power and Renewable Electricity Producers — 0.5%
6,739	Ormat Technologies, Inc.	774,311
3,498	Talen Energy Corp. (a)	1,302,725
2,478	Vistra Corp.	391,128
		2,468,164
	Industrial Conglomerates — 0.1%
2,563	3M Co.	375,531
	Industrial REITs — 0.4%
2,040	EastGroup Properties, Inc.	410,448
6,525	First Industrial Realty Trust, Inc.	404,615
2,310	LXP Industrial Trust	117,625
2,817	Prologis, Inc.	400,071
5,234	STAG Industrial, Inc.	201,928
9,211	Terreno Realty Corp.	600,557
		2,135,244
	Insurance — 0.9%
4,868	Baldwin Insurance Group (The), Inc. (a)	110,601
7,092	Cincinnati Financial Corp.	1,160,251
20,681	Hagerty, Inc., Class A (a)	210,119
692	HCI Group, Inc.	106,270
7,509	Horace Mann Educators Corp.	341,209
552	Kinsale Capital Group, Inc.	178,633
12,034	Lemonade, Inc. (a)	681,606
9,312	Oscar Health, Inc., Class A (a)	171,899
2,683	Palomar Holdings, Inc. (a)	322,980
3,853	Progressive (The) Corp.	775,532
7,338	Skyward Specialty Insurance Group, Inc. (a)	333,512
4,170	Trupanion, Inc. (a)	100,038
		4,492,650
	Interactive Media & Services — 0.5%
3,882	Alphabet, Inc., Class A	1,493,794
8,838	Grindr, Inc. (a)	118,164
12,279	Match Group, Inc.	459,480
650	Meta Platforms, Inc., Class A	397,741
		2,469,179

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.1%
15,885	Applied Digital Corp. (a)	$544,061
5,409	Cloudflare, Inc., Class A (a)	1,108,683
14,409	CoreWeave, Inc., Class A (a)	1,608,044
10,986	DigitalOcean Holdings, Inc. (a)	1,059,380
18,735	Fastly, Inc., Class A (a)	473,153
1,521	MongoDB, Inc. (a)	381,513
2,396	Okta, Inc. (a)	176,465
		5,351,299
	Leisure Products — 0.7%
8,065	Acushnet Holdings Corp.	780,853
39,188	Callaway Golf Co. (a)	599,576
10,068	Hasbro, Inc.	964,917
24,902	Peloton Interactive, Inc., Class A (a)	135,716
5,881	Polaris, Inc.	389,734
8,758	YETI Holdings, Inc. (a)	345,591
		3,216,387
	Life Sciences Tools & Services — 1.0%
20,516	10X Genomics, Inc., Class A (a)	452,378
23,092	Adaptive Biotechnologies Corp. (a)	325,597
3,280	Charles River Laboratories International, Inc. (a)	547,662
9,057	Illumina, Inc. (a)	1,147,884
2,324	Medpace Holdings, Inc. (a)	972,966
293	Mettler-Toledo International, Inc. (a)	374,047
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f)	0
13,162	Sotera Health Co. (a)	204,801
4,172	Tempus AI, Inc., Class A (a)	231,462
1,484	West Pharmaceutical Services, Inc.	441,623
		4,698,420
	Machinery — 4.8%
10,102	Astec Industries, Inc.	656,832
13,282	Atmus Filtration Technologies, Inc.	842,079
9,577	Blue Bird Corp. (a)	613,982
2,697	Caterpillar, Inc.	2,400,627
9,129	CECO Environmental Corp. (a)	676,824
1,102	Crane Co.	195,859
2,842	Cummins, Inc.	1,907,010
6,664	Donaldson Co., Inc.	587,565
5,973	Enerpac Tool Group Corp.	209,652
3,350	ESCO Technologies, Inc.	1,085,233
6,972	Federal Signal Corp.	858,462
Shares	Description	Value

	Machinery (Continued)
12,820	Flowserve Corp.	$944,065
7,004	Gorman-Rupp (The) Co.	530,483
5,856	ITT, Inc.	1,255,175
4,424	JBT Marel Corp.	522,474
2,271	Lincoln Electric Holdings, Inc.	601,815
6,805	Mueller Industries, Inc.	921,601
4,196	Nordson Corp.	1,210,336
1,247	Parker-Hannifin Corp.	1,134,047
7,636	Proto Labs, Inc. (a)	494,889
2,814	RBC Bearings, Inc. (a)	1,685,839
2,830	SPX Technologies, Inc. (a)	619,515
1,708	Standex International Corp.	466,284
7,093	Symbotic, Inc. (a)	419,196
1,948	Watts Water Technologies, Inc., Class A	584,712
6,115	Westinghouse Air Brake Technologies Corp.	1,650,377
		23,074,933
	Media — 0.8%
16,319	EchoStar Corp., Class A (a)	2,009,522
8,413	John Wiley & Sons, Inc., Class A	344,344
11,255	New York Times (The) Co., Class A	889,483
69,242	Stagwell, Inc. (a)	434,147
		3,677,496
	Metals & Mining — 2.0%
16,058	Century Aluminum Co. (a)	954,488
40,183	Coeur Mining, Inc. (a)	722,089
26,005	Freeport-McMoRan, Inc.	1,502,569
102,553	Hecla Mining Co.	1,848,005
9,037	Ivanhoe Electric, Inc. (a)	115,945
4,515	Kaiser Aluminum Corp.	769,491
7,815	MP Materials Corp. (a)	516,103
17,650	Newmont Corp.	1,960,738
4,385	Royal Gold, Inc.	1,023,371
		9,412,799
	Mortgage REITs — 0.1%
18,815	AGNC Investment Corp.	207,341
8,372	Dynex Capital, Inc.	114,027
18,376	Ellington Financial, Inc.	243,482
15,195	Orchid Island Capital, Inc.	106,821
		671,671
	Office REITs — 0.0%
2,894	SL Green Realty Corp.	122,735
	Oil, Gas & Consumable Fuels — 1.0%
24,810	Antero Midstream Corp.	542,347
15,166	Calumet, Inc. (a)	496,232
5,600	DT Midstream, Inc.	828,744

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
6,622	Kinetik Holdings, Inc.	$334,676
2,353	Texas Pacific Land Corp.	1,043,955
8,034	Viper Energy, Inc., Class A	396,719
15,336	Williams (The) Cos., Inc.	1,170,290
		4,812,963
	Passenger Airlines — 0.1%
3,492	SkyWest, Inc. (a)	286,763
	Personal Care Products — 0.4%
6,640	BellRing Brands, Inc. (a)	118,192
3,115	elf Beauty, Inc. (a)	199,266
10,651	Estee Lauder (The) Cos., Inc., Class A	817,038
36,951	Herbalife Ltd. (a)	613,387
		1,747,883
	Pharmaceuticals — 2.2%
60,679	Amneal Pharmaceuticals, Inc. (a)	780,939
15,666	Amylyx Pharmaceuticals, Inc. (a)	250,656
5,664	ANI Pharmaceuticals, Inc. (a)	450,005
90,536	AtaiBeckley, Inc. (a)	376,630
4,463	Axsome Therapeutics, Inc. (a)	927,188
9,689	Collegium Pharmaceutical, Inc. (a)	326,810
4,683	Corcept Therapeutics, Inc. (a)	217,853
5,196	Crinetics Pharmaceuticals, Inc. (a)	201,501
31,519	Elanco Animal Health, Inc. (a)	705,080
829	Eli Lilly & Co.	774,783
6,175	Harrow, Inc. (a) (b)	250,273
6,254	Johnson & Johnson	1,437,482
2,180	Ligand Pharmaceuticals, Inc. (a)	500,201
14,413	Liquidia Corp. (a)	565,134
3,578	Maze Therapeutics, Inc. (a)	95,103
12,705	Merck & Co., Inc.	1,387,132
74,705	Nuvation Bio, Inc. (a)	332,437
6,201	Supernus Pharmaceuticals, Inc. (a)	297,648
6,209	Tarsus Pharmaceuticals, Inc. (a)	394,954
37,545	Xeris Biopharma Holdings, Inc. (a)	229,963
		10,501,772
	Professional Services — 1.3%
36,139	Amentum Holdings, Inc. (a)	947,926
1,388	CACI International, Inc., Class A (a)	721,122
1,346	CRA International, Inc.	211,955
6,199	ExlService Holdings, Inc. (a)	197,624
1,636	Exponent, Inc.	109,432
Shares	Description	Value

	Professional Services (Continued)
27,254	First Advantage Corp. (a)	$347,761
1,709	Huron Consulting Group, Inc. (a)	223,306
2,765	Innodata, Inc. (a) (b)	116,766
4,914	Leidos Holdings, Inc.	733,267
33,721	Planet Labs PBC (a)	1,246,665
5,385	TransUnion	382,335
8,800	UL Solutions, Inc., Class A	796,312
4,188	Willdan Group, Inc. (a)	318,288
		6,352,759
	Real Estate Management & Development — 0.3%
51,636	Compass, Inc., Class A (a)	390,884
21,381	Newmark Group, Inc., Class A	344,662
80,657	Opendoor Technologies, Inc. (a)	433,935
6,934	St. Joe (The) Co.	447,728
		1,617,209
	Residential REITs — 0.1%
3,024	Equity LifeStyle Properties, Inc.	191,389
7,403	UMH Properties, Inc.	115,117
		306,506
	Retail REITs — 1.3%
5,586	Acadia Realty Trust	120,769
2,502	Agree Realty Corp.	192,929
922	Alexander’s, Inc.	232,307
13,108	Brixmor Property Group, Inc.	394,420
11,334	CBL & Associates Properties, Inc.	510,257
16,871	Curbline Properties Corp.	465,640
3,551	Federal Realty Investment Trust	393,806
7,148	InvenTrust Properties Corp.	229,594
16,798	Kimco Realty Corp.	397,105
15,376	Kite Realty Group Trust	402,236
19,972	Macerich (The) Co.	433,991
11,564	NETSTREIT Corp. (b)	237,871
10,088	Phillips Edison & Co., Inc.	405,184
6,090	Realty Income Corp.	391,222
4,987	Regency Centers Corp.	388,238
1,997	Simon Property Group, Inc.	406,809
6,410	Tanger, Inc.	237,683
10,900	Urban Edge Properties	238,928
		6,078,989
	Semiconductors & Semiconductor Equipment — 8.3%
8,145	ACM Research, Inc., Class A (a)	421,015
7,513	Advanced Micro Devices, Inc. (a)	2,663,283
17,941	Allegro MicroSystems, Inc. (a)	870,139
2,074	Ambarella, Inc. (a)	142,691
4,804	Analog Devices, Inc.	1,932,457

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
4,473	Applied Materials, Inc.	$1,764,554
3,396	Astera Labs, Inc. (a)	661,337
2,470	Broadcom, Inc.	1,031,052
5,216	Cirrus Logic, Inc. (a)	850,625
3,966	Credo Technology Group Holding Ltd. (a)	690,124
5,659	First Solar, Inc. (a)	1,142,496
7,774	FormFactor, Inc. (a)	1,056,720
758	KLA Corp.	1,326,765
7,152	Lam Research Corp.	1,844,215
8,602	MACOM Technology Solutions Holdings, Inc. (a)	2,422,409
15,432	Marvell Technology, Inc.	2,548,595
25,022	MaxLinear, Inc. (a)	1,770,307
5,656	Micron Technology, Inc.	2,925,057
8,314	MKS, Inc.	2,359,097
1,398	Monolithic Power Systems, Inc.	2,256,945
36,510	Navitas Semiconductor Corp. (a)	602,415
6,402	NVIDIA Corp.	1,277,647
3,677	Onto Innovation, Inc. (a)	1,084,936
13,302	PDF Solutions, Inc. (a)	569,991
6,576	Rambus, Inc. (a)	756,963
7,357	Semtech Corp. (a)	772,853
2,183	SiTime Corp. (a)	1,227,173
123,899	T1 Energy, Inc. (a)	594,715
6,443	Teradyne, Inc.	2,212,977
		39,779,553
	Software — 2.6%
18,822	A10 Networks, Inc.	502,171
4,601	ACI Worldwide, Inc. (a)	198,855
22,635	Adeia, Inc.	720,925
2,474	Alarm.com Holdings, Inc. (a)	109,870
4,431	Appian Corp., Class A (a)	92,120
4,520	Box, Inc., Class A (a)	109,384
4,525	Braze, Inc., Class A (a)	99,686
43,953	Cipher Digital, Inc. (a)	779,726
25,590	Cleanspark, Inc. (a)	320,643
11,236	Clear Secure, Inc., Class A	599,890
12,617	Core Scientific, Inc. (a)	252,340
3,154	Datadog, Inc., Class A (a)	416,927
16,615	Dropbox, Inc., Class A (a)	403,578
13,078	D-Wave Quantum, Inc. (a)	265,222
5,106	Dynatrace, Inc. (a)	184,888
9,354	Fortinet, Inc. (a)	788,636
13,302	Freshworks, Inc., Class A (a)	108,544
625	InterDigital, Inc.	185,350
13,090	MARA Holdings, Inc. (a) (b)	156,949
6,667	NextNav, Inc. (a)	123,540
Shares	Description	Value

	Software (Continued)
5,226	Palantir Technologies, Inc., Class A (a)	$726,989
4,434	Pegasystems, Inc.	162,063
4,164	Progress Software Corp. (a)	115,967
14,626	RingCentral, Inc., Class A	588,258
45,768	Riot Platforms, Inc. (a)	789,040
5,955	Samsara, Inc., Class A (a)	171,147
14,652	SentinelOne, Inc., Class A (a)	207,472
8,495	Teradata Corp. (a)	223,843
65,320	Terawulf, Inc. (a)	1,419,404
17,003	UiPath, Inc., Class A (a)	175,131
1,791	Workiva, Inc. (a)	95,783
23,710	Zeta Global Holdings Corp., Class A (a)	436,738
9,506	Zoom Communications, Inc. (a)	923,508
		12,454,587
	Specialized REITs — 0.6%
4,242	Digital Realty Trust, Inc.	852,388
778	Equinix, Inc.	842,442
4,518	Four Corners Property Trust, Inc.	115,525
2,979	Lamar Advertising Co., Class A	410,625
16,434	Outfront Media, Inc.	506,989
		2,727,969
	Specialty Retail — 2.9%
8,253	Abercrombie & Fitch Co., Class A (a)	704,393
19,190	American Eagle Outfitters, Inc.	334,290
110	AutoZone, Inc. (a)	407,443
3,866	Boot Barn Holdings, Inc. (a)	662,826
5,873	Burlington Stores, Inc. (a)	1,879,419
3,552	Carvana Co. (a)	1,405,882
4,124	Five Below, Inc. (a)	971,862
16,814	National Vision Holdings, Inc. (a)	390,421
4,032	O’Reilly Automotive, Inc. (a)	400,781
23,983	RealReal (The), Inc. (a)	285,158
8,818	Ross Stores, Inc.	2,008,652
6,987	TJX (The) Cos., Inc.	1,095,212
2,137	Ulta Beauty, Inc. (a)	1,148,595
16,796	Valvoline, Inc. (a)	558,131
16,264	Victoria’s Secret & Co. (a)	842,963
10,334	Warby Parker, Inc., Class A (a)	228,588
7,521	Wayfair, Inc., Class A (a)	480,817
251	Winmark Corp.	95,503
		13,900,936
	Technology Hardware, Storage & Peripherals — 2.9%
3,012	Apple, Inc.	817,306
11,642	Dell Technologies, Inc., Class C	2,432,596
12,948	Everpure, Inc., Class A (a)	925,135
3,008	Sandisk Corp. (a)	3,298,302

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
4,876	Seagate Technology Holdings PLC	$3,284,669
7,064	Western Digital Corp.	3,069,449
		13,827,457
	Textiles, Apparel & Luxury Goods — 0.7%
36,826	Figs, Inc., Class A (a)	550,917
2,193	Ralph Lauren Corp.	786,497
13,541	Tapestry, Inc.	1,963,987
		3,301,401
	Tobacco — 0.2%
4,624	Philip Morris International, Inc.	763,283
2,507	Turning Point Brands, Inc.	202,265
		965,548
	Trading Companies & Distributors — 1.4%
82,788	Custom Truck One Source, Inc. (a)	815,462
3,892	DXP Enterprises, Inc. (a)	664,559
16,470	Fastenal Co.	739,997
3,314	GATX Corp.	649,279
1,896	Herc Holdings, Inc.	240,640
30,059	NPK International, Inc. (a)	491,465
98,382	QXO, Inc. (a) (b)	1,974,527
509	United Rentals, Inc.	488,558
3,194	Willis Lease Finance Corp.	620,115
5,333	Xometry, Inc., Class A (a)	273,423
		6,958,025
	Water Utilities — 0.0%
2,879	American States Water Co.	216,760
	Total Common Stocks	480,082,292
	(Cost $382,725,101)
MONEY MARKET FUNDS — 0.1%
527,106	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (g)	527,106
	(Cost $527,106)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.3%
$6,369,983	Daiwa Capital Markets America, Inc., 3.64% (g), dated 04/30/26, due 05/01/26, with a maturity value of $6,370,627. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $6,497,385. (h)	$6,369,983
	(Cost $6,369,983)

	Total Investments — 101.4%	486,979,381
	(Cost $389,622,190)
	Net Other Assets and Liabilities — (1.4)%	(6,780,980)
	Net Assets — 100.0%	$480,198,401

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $6,432,628 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,369,983. On
April 30, 2026, the last business day of the period, there was sufficient collateral based on the end of day market value
from the prior business day; however, as a result of market
movement from April 29 to April 30, the value of the related securities loaned was above the collateral value received.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(e)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At April 30, 2026, securities noted as such are valued at $0 or 0.0% of net
assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of April 30, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$4,698,420	$4,698,420	$—	$— **
Other Industry Categories*	475,383,872	475,383,872	—	—
Money Market Funds	527,106	527,106	—	—
Repurchase Agreements	6,369,983	—	6,369,983	—
Total Investments	$486,979,381	$480,609,398	$6,369,983	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of April 30, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.1%
2,773	AAR Corp. (a)	$306,056
	Automobile Components — 1.6%
5,593	BorgWarner, Inc.	318,633
69,748	Gentex Corp.	1,611,877
10,069	Lear Corp.	1,280,072
2,732	Patrick Industries, Inc.	254,076
		3,464,658
	Automobiles — 0.7%
19,076	Thor Industries, Inc.	1,507,767
	Banks — 9.2%
7,783	Ameris Bancorp	663,501
47,146	Associated Banc-Corp.	1,327,631
8,492	Atlantic Union Bankshares Corp.	319,724
33,210	Bank OZK	1,599,394
4,740	BOK Financial Corp.	634,165
22,129	Columbia Banking System, Inc.	655,018
6,169	Commerce Bancshares, Inc.	320,973
2,214	Cullen/Frost Bankers, Inc.	320,875
26,669	First Horizon Corp.	665,658
54,455	FNB Corp.	972,022
9,545	Hancock Whitney Corp.	644,383
22,540	Home BancShares, Inc.	605,650
13,531	International Bancshares Corp.	970,714
27,466	Old National Bancorp	658,360
4,524	Popular, Inc.	680,093
13,553	Prosperity Bancshares, Inc.	943,966
9,841	SouthState Bank Corp.	961,170
6,398	Texas Capital Bancshares, Inc. (a)	644,279
5,382	UMB Financial Corp.	679,047
14,655	United Bankshares, Inc.	642,036
29,037	United Community Banks, Inc.	967,803
74,462	Valley National Bancorp	1,010,449
17,208	Western Alliance Bancorp	1,403,140
4,369	Wintrust Financial Corp.	657,840
15,869	Zions Bancorp N.A.	1,006,412
		19,954,303
	Beverages — 0.3%
22,957	Brown-Forman Corp., Class B	591,602
	Biotechnology — 0.1%
8,583	Alkermes PLC (a)	289,333
	Broadline Retail — 1.0%
1,061	Dillard’s, Inc., Class A	603,942
84,245	Macy’s, Inc.	1,646,990
		2,250,932
	Building Products — 2.0%
11,059	Builders FirstSource, Inc. (a)	874,656
910	Carlisle Cos., Inc.	323,287
Shares	Description	Value

	Building Products (Continued)
23,364	Fortune Brands Innovations, Inc.	$947,177
5,027	Masco Corp.	361,039
1,768	Simpson Manufacturing Co., Inc.	337,211
16,666	Trex Co., Inc. (a)	653,307
9,884	UFP Industries, Inc.	884,519
		4,381,196
	Capital Markets — 2.6%
123,001	Blue Owl Technology Finance Corp.	1,399,751
4,196	FactSet Research Systems, Inc.	954,926
25,698	Franklin Resources, Inc.	770,169
22,062	Jefferies Financial Group, Inc.	1,063,829
18,619	Victory Capital Holdings, Inc., Class A	1,461,778
		5,650,453
	Chemicals — 2.2%
7,012	CF Industries Holdings, Inc.	870,890
15,975	Eastman Chemical Co.	1,167,613
59,764	Mosaic (The) Co.	1,390,708
1,420	NewMarket Corp.	959,381
3,053	RPM International, Inc.	311,070
		4,699,662
	Construction & Engineering — 0.3%
5,719	Arcosa, Inc.	723,282
	Construction Materials — 0.5%
4,806	Eagle Materials, Inc.	1,009,789
	Consumer Finance — 2.2%
31,078	Ally Financial, Inc.	1,379,552
1,433	Credit Acceptance Corp. (a) (b)	723,536
22,793	OneMain Holdings, Inc.	1,339,545
56,945	SLM Corp.	1,314,291
		4,756,924
	Consumer Staples Distribution & Retail — 0.9%
53,432	Albertsons Cos., Inc., Class A	900,329
11,805	Sprouts Farmers Market, Inc. (a)	966,239
		1,866,568
	Containers & Packaging — 2.5%
4,817	AptarGroup, Inc.	595,767
1,757	Avery Dennison Corp.	288,025
6,055	Crown Holdings, Inc.	595,267
153,319	Graphic Packaging Holding Co.	1,461,130
31,422	Silgan Holdings, Inc.	1,274,162
22,540	Sonoco Products Co.	1,126,098
		5,340,449

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.9%
51,889	LKQ Corp.	$1,638,655
1,500	Pool Corp.	319,980
		1,958,635
	Diversified Consumer Services — 0.8%
231,961	ADT, Inc.	1,746,666
	Electric Utilities — 1.4%
2,123	IDACORP, Inc.	313,652
12,656	OGE Energy Corp.	617,613
9,037	Pinnacle West Capital Corp.	937,317
23,104	Portland General Electric Co.	1,199,791
		3,068,373
	Electronic Equipment, Instruments & Components — 2.5%
6,376	Arrow Electronics, Inc. (a)	1,197,604
9,850	Avnet, Inc.	812,723
2,643	Belden, Inc.	297,285
10,158	Itron, Inc. (a)	851,240
5,420	TD SYNNEX Corp.	1,236,736
25,669	Vontier Corp.	921,004
		5,316,592
	Energy Equipment & Services — 0.6%
32,270	NOV, Inc.	660,244
6,418	Weatherford International PLC	708,227
		1,368,471
	Financial Services — 3.4%
37,344	Enact Holdings, Inc.	1,595,709
26,078	Essent Group Ltd.	1,578,241
58,057	MGIC Investment Corp.	1,537,349
46,070	Radian Group, Inc.	1,650,688
8,885	Voya Financial, Inc.	728,215
1,983	WEX, Inc. (a)	298,104
		7,388,306
	Food Products — 3.4%
54,746	Campbell’s (The) Co. (b)	1,138,169
13,399	Hormel Foods Corp.	287,676
13,527	Ingredion, Inc.	1,511,507
21,545	Lamb Weston Holdings, Inc.	938,285
4,388	Marzetti (The) Company	571,669
12,333	Post Holdings, Inc. (a)	1,291,882
270	Seaboard Corp.	1,535,201
		7,274,389
	Gas Utilities — 3.1%
29,295	MDU Resources Group, Inc.	660,016
12,976	National Fuel Gas Co.	1,094,915
11,052	New Jersey Resources Corp.	622,338
10,571	ONE Gas, Inc.	943,145
Shares	Description	Value

	Gas Utilities (Continued)
14,030	Southwest Gas Holdings, Inc.	$1,319,521
10,056	Spire, Inc.	916,906
33,476	UGI Corp.	1,208,149
		6,764,990
	Ground Transportation — 1.9%
5,271	Knight-Swift Transportation Holdings, Inc.	342,088
114,585	Lyft, Inc., Class A (a)	1,621,378
4,467	Ryder System, Inc.	1,133,591
20,383	U-Haul Holding Co.	972,065
		4,069,122
	Health Care Equipment & Supplies — 0.9%
1,770	Align Technology, Inc. (a)	311,538
23,338	Solventum Corp. (a)	1,572,047
		1,883,585
	Health Care Providers & Services — 1.6%
803	Chemed Corp.	341,259
1,975	DaVita, Inc. (a)	306,402
4,118	Henry Schein, Inc. (a)	307,162
4,554	Molina Healthcare, Inc. (a)	886,299
11,274	Option Care Health, Inc. (a)	229,200
8,515	Universal Health Services, Inc., Class B	1,432,819
		3,503,141
	Health Care REITs — 0.1%
18,472	Healthpeak Properties, Inc.	298,692
	Hotel & Resort REITs — 0.6%
63,632	Host Hotels & Resorts, Inc.	1,344,544
	Hotels, Restaurants & Leisure — 1.6%
18,544	Boyd Gaming Corp.	1,612,401
34,449	Caesars Entertainment, Inc. (a)	957,682
5,865	Choice Hotels International, Inc. (b)	581,104
2,365	Vail Resorts, Inc. (b)	300,781
		3,451,968
	Household Durables — 3.9%
8,162	Champion Homes, Inc. (a)	622,189
24,644	Meritage Homes Corp.	1,659,527
15,478	Mohawk Industries, Inc. (a)	1,633,858
26,167	Taylor Morrison Home Corp. (a)	1,589,384
11,167	Toll Brothers, Inc.	1,587,277
22,611	Whirlpool Corp. (b)	1,267,573
		8,359,808
	Household Products — 0.4%
42,988	Reynolds Consumer Products, Inc.	901,458

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial REITs — 0.8%
27,793	Lineage, Inc.	$1,025,006
18,545	Rexford Industrial Realty, Inc.	665,580
		1,690,586
	Insurance — 8.6%
2,376	American Financial Group, Inc.	316,649
2,787	Assurant, Inc.	658,484
12,022	Axis Capital Holdings Ltd.	1,207,129
3,730	Everest Group Ltd.	1,330,715
6,544	Fidelity National Financial, Inc.	342,251
25,278	First American Financial Corp.	1,772,746
6,570	Globe Life, Inc.	1,013,751
7,033	Hanover Insurance Group (The), Inc.	1,320,024
34,343	Lincoln National Corp.	1,298,509
13,831	Mercury General Corp.	1,345,895
22,819	Old Republic International Corp.	911,619
2,423	Primerica, Inc.	681,517
2,973	Reinsurance Group of America, Inc.	628,671
5,127	RenaissanceRe Holdings Ltd.	1,573,835
10,641	RLI Corp.	550,885
16,172	Selective Insurance Group, Inc.	1,357,639
8,312	Unum Group	668,119
694	White Mountains Insurance Group Ltd.	1,549,001
		18,527,439
	IT Services — 0.9%
6,725	EPAM Systems, Inc. (a)	765,170
1,917	Gartner, Inc. (a)	284,655
69,397	Kyndryl Holdings, Inc. (a)	959,067
		2,008,892
	Leisure Products — 0.6%
83,908	Mattel, Inc. (a)	1,265,333
	Life Sciences Tools & Services — 0.8%
5,467	Bio-Rad Laboratories, Inc., Class A (a)	1,531,416
3,464	Revvity, Inc.	300,052
		1,831,468
	Machinery — 2.0%
10,522	AGCO Corp.	1,273,372
2,593	Allison Transmission Holdings, Inc.	348,369
3,293	Franklin Electric Co., Inc.	329,926
11,040	Mueller Water Products, Inc., Class A	307,906
6,211	Oshkosh Corp.	970,779
Shares	Description	Value

	Machinery (Continued)
8,542	Stanley Black & Decker, Inc.	$667,643
3,018	Timken (The) Co.	334,666
		4,232,661
	Marine Transportation — 1.1%
4,568	Kirby Corp. (a)	687,667
9,296	Matson, Inc.	1,621,501
		2,309,168
	Media — 1.0%
1,678	Nexstar Media Group, Inc.	349,259
66,031	Sirius XM Holdings, Inc.	1,778,875
		2,128,134
	Metals & Mining — 1.2%
13,785	Alcoa Corp.	879,345
24,809	Commercial Metals Co.	1,710,829
		2,590,174
	Mortgage REITs — 1.0%
160,758	Rithm Capital Corp.	1,572,213
35,249	Starwood Property Trust, Inc.	647,172
		2,219,385
	Multi-Utilities — 0.5%
13,174	Black Hills Corp.	991,870
	Office REITs — 2.6%
11,695	BXP, Inc.	683,690
54,018	Cousins Properties, Inc.	1,383,401
54,023	Kilroy Realty Corp.	1,796,805
58,637	Vornado Realty Trust	1,752,660
		5,616,556
	Oil, Gas & Consumable Fuels — 9.0%
28,727	Antero Resources Corp. (a)	1,127,822
35,909	APA Corp.	1,462,574
22,017	California Resources Corp.	1,502,880
8,575	Chord Energy Corp.	1,248,520
39,533	CNX Resources Corp. (a)	1,538,229
57,836	Comstock Resources, Inc. (a)	1,007,503
19,541	HF Sinclair Corp.	1,313,351
38,619	Magnolia Oil & Gas Corp., Class A	1,167,839
24,121	Matador Resources Co.	1,530,236
29,556	Murphy Oil Corp.	1,234,259
25,674	Ovintiv, Inc.	1,580,235
9,211	Peabody Energy Corp.	245,565
71,481	Permian Resources Corp., Class A	1,545,419
26,985	Range Resources Corp.	1,173,848
48,877	SM Energy Co.	1,516,653
19,257	Venture Global, Inc., Class A	255,540
		19,450,473

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines — 0.6%
33,148	Alaska Air Group, Inc. (a)	$1,296,418
	Professional Services — 3.2%
7,779	Booz Allen Hamilton Holding Corp.	604,973
1,717	FTI Consulting, Inc. (a)	307,858
32,730	Genpact Ltd.	1,137,368
24,701	KBR, Inc.	926,040
23,775	Maximus, Inc.	1,560,116
5,603	Parsons Corp. (a)	282,447
7,491	Paycom Software, Inc.	949,559
12,844	Science Applications International Corp.	1,242,914
		7,011,275
	Real Estate Management & Development — 0.4%
14,393	Howard Hughes Holdings, Inc. (a)	896,252
	Residential REITs — 0.5%
32,750	American Homes 4 Rent, Class A	1,042,760
	Retail REITs — 0.3%
14,442	NNN REIT, Inc.	632,415
	Semiconductors & Semiconductor Equipment — 1.4%
13,480	Amkor Technology, Inc.	940,230
22,767	Skyworks Solutions, Inc.	1,597,560
6,622	Universal Display Corp.	576,710
		3,114,500
	Specialized REITs — 2.3%
8,281	CubeSmart	335,215
30,504	EPR Properties	1,702,428
54,428	Millrose Properties, Inc.	1,669,307
59,126	Rayonier, Inc.	1,254,062
		4,961,012
	Specialty Retail — 6.6%
7,799	Asbury Automotive Group, Inc. (a)	1,588,578
4,663	AutoNation, Inc. (a)	990,328
65,302	Bath & Body Works, Inc.	1,269,471
14,182	Best Buy Co., Inc.	857,869
29,322	CarMax, Inc. (a)	1,152,648
1,531	Dick’s Sporting Goods, Inc.	347,415
5,974	Floor & Decor Holdings, Inc., Class A (a)	289,142
13,172	GameStop Corp., Class A (a)	328,641
50,380	Gap (The), Inc.	1,238,844
3,687	Group 1 Automotive, Inc.	1,315,780
6,103	Lithia Motors, Inc.	1,770,602
Shares	Description	Value

	Specialty Retail (Continued)
614	Murphy USA, Inc.	$361,032
8,154	Penske Automotive Group, Inc.	1,398,574
19,245	Urban Outfitters, Inc. (a)	1,353,693
		14,262,617
	Textiles, Apparel & Luxury Goods — 0.2%
17,863	VF Corp.	338,147
	Trading Companies & Distributors — 0.6%
3,289	MSC Industrial Direct Co., Inc., Class A	336,366
13,831	Rush Enterprises, Inc., Class A	1,023,909
		1,360,275
	Wireless Telecommunication Services — 0.4%
21,720	Telephone and Data Systems, Inc.	978,703
	Total Common Stocks	216,248,227
	(Cost $198,412,340)
MONEY MARKET FUNDS — 0.1%
310,261	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	310,261
	(Cost $310,261)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.4%
$2,919,480	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $2,919,775. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $2,977,870. (d)	2,919,480
	(Cost $2,919,480)

	Total Investments — 101.4%	219,477,968
	(Cost $201,642,081)
	Net Other Assets and Liabilities — (1.4)%	(2,962,720)
	Net Assets — 100.0%	$216,515,248

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,859,720 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,919,480.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$216,248,227	$216,248,227	$—	$—
Money Market Funds	310,261	310,261	—	—
Repurchase Agreements	2,919,480	—	2,919,480	—
Total Investments	$219,477,968	$216,558,488	$2,919,480	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 2.9%
3,746	AeroVironment, Inc. (a)	$730,545
33,890	Hexcel Corp.	3,181,254
34,262	Karman Holdings, Inc. (a)	2,329,131
18,808	Mercury Systems, Inc. (a)	1,484,139
11,715	Moog, Inc., Class A	3,529,847
79,637	StandardAero, Inc. (a)	1,979,776
11,155	VSE Corp.	1,915,090
		15,149,782
	Banks — 0.9%
32,233	Axos Financial, Inc. (a)	3,108,551
70,109	Eastern Bankshares, Inc.	1,418,305
		4,526,856
	Beverages — 1.0%
38,651	Celsius Holdings, Inc. (a)	1,297,514
17,880	Coca-Cola Consolidated, Inc.	3,666,652
		4,964,166
	Biotechnology — 9.8%
61,606	ACADIA Pharmaceuticals, Inc. (a)	1,383,055
54,678	Arrowhead Pharmaceuticals, Inc. (a)	4,017,739
24,275	BioMarin Pharmaceutical, Inc. (a)	1,308,665
36,933	Bridgebio Pharma, Inc. (a)	2,626,306
50,655	CG Oncology, Inc. (a)	3,380,715
41,612	Cytokinetics, Inc. (a)	2,661,920
47,960	Exelixis, Inc. (a)	2,132,302
31,828	Halozyme Therapeutics, Inc. (a)	2,026,170
446,981	ImmunityBio, Inc. (a) (b)	3,173,565
36,525	Ionis Pharmaceuticals, Inc. (a)	2,730,609
10,617	Krystal Biotech, Inc. (a)	2,784,414
24,697	Kymera Therapeutics, Inc. (a)	2,002,186
5,239	Madrigal Pharmaceuticals, Inc. (a)	2,710,606
37,112	Mirum Pharmaceuticals, Inc. (a)	3,611,369
15,614	Neurocrine Biosciences, Inc. (a)	2,055,895
6,384	Praxis Precision Medicines, Inc. (a)	2,035,411
19,517	Protagonist Therapeutics, Inc. (a)	1,931,598
40,257	PTC Therapeutics, Inc. (a)	2,619,120
15,768	Rhythm Pharmaceuticals, Inc. (a)	1,282,884
74,260	Roivant Sciences Ltd. (a)	2,118,638
61,921	TG Therapeutics, Inc. (a)	2,091,691
		50,684,858
	Broadline Retail — 0.6%
41,156	Etsy, Inc. (a)	2,647,977
7,450	Ollie’s Bargain Outlet Holdings, Inc. (a)	644,500
		3,292,477
Shares	Description	Value

	Building Products — 3.8%
20,797	A.O. Smith Corp.	$1,286,086
24,858	AAON, Inc.	2,319,500
10,000	Advanced Drainage Systems, Inc.	1,492,500
9,438	Allegion PLC	1,297,536
8,321	Armstrong World Industries, Inc.	1,417,815
7,894	CSW Industrials, Inc.	2,298,733
15,819	Modine Manufacturing Co. (a)	4,027,992
81,361	Resideo Technologies, Inc. (a)	3,365,905
45,875	Zurn Elkay Water Solutions Corp.	2,383,665
		19,889,732
	Capital Markets — 4.4%
12,391	Affiliated Managers Group, Inc.	3,651,256
9,188	Evercore, Inc., Class A	2,952,013
60,454	Federated Hermes, Inc.	3,511,773
4,774	Houlihan Lokey, Inc.	738,776
112,914	Invesco Ltd.	2,959,476
4,157	MarketAxess Holdings, Inc.	653,439
24,058	Moelis & Co., Class A	1,566,657
4,057	Morningstar, Inc.	684,456
9,815	PJT Partners, Inc., Class A	1,499,143
17,476	SEI Investments Co.	1,584,724
28,737	StepStone Group, Inc., Class A	1,520,187
11,655	Tradeweb Markets, Inc., Class A	1,319,929
		22,641,829
	Chemicals — 0.4%
12,137	Balchem Corp.	1,961,582
	Commercial Services & Supplies — 1.0%
19,849	Brink’s (The) Co.	2,118,881
8,364	MSA Safety, Inc.	1,391,686
45,529	Tetra Tech, Inc.	1,471,497
		4,982,064
	Communications Equipment — 2.6%
303,393	Ondas, Inc. (a) (b)	3,046,066
74,855	Viasat, Inc. (a)	4,933,693
103,015	Viavi Solutions, Inc. (a)	5,397,986
		13,377,745
	Construction & Engineering — 8.1%
8,084	AECOM	679,864
6,295	Argan, Inc.	4,217,524
30,852	Construction Partners, Inc., Class A (a)	3,815,158
10,119	Dycom Industries, Inc. (a)	4,190,278
29,039	Everus Construction Group, Inc. (a)	4,281,220
28,598	Granite Construction, Inc.	3,919,928
7,195	IES Holdings, Inc. (a)	4,634,156

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
23,968	Primoris Services Corp.	$4,341,803
8,418	Sterling Infrastructure, Inc. (a)	4,340,489
44,414	Tutor Perini Corp.	4,126,949
6,864	Valmont Industries, Inc.	3,487,187
		42,034,556
	Consumer Finance — 1.6%
25,240	Enova International, Inc. (a)	4,275,908
18,236	FirstCash Holdings, Inc.	3,979,460
		8,255,368
	Consumer Staples Distribution & Retail — 0.5%
54,912	Maplebear, Inc. (a)	2,325,523
	Diversified Consumer Services — 2.0%
8,349	Bright Horizons Family Solutions, Inc. (a)	677,187
51,885	Frontdoor, Inc. (a)	3,560,868
8,066	Grand Canyon Education, Inc. (a)	1,363,719
98,403	Laureate Education, Inc. (a)	2,961,438
24,931	Service Corp. International	2,020,159
		10,583,371
	Diversified REITs — 0.1%
22,585	Essential Properties Realty Trust, Inc.	709,847
	Diversified Telecommunication Services — 1.3%
41,293	Globalstar, Inc. (a)	3,398,414
394,630	Lumen Technologies, Inc. (a)	3,488,529
		6,886,943
	Electrical Equipment — 3.7%
4,892	Acuity, Inc.	1,417,555
19,735	EnerSys	4,208,686
19,008	Powell Industries, Inc.	5,270,348
202,262	Sunrun, Inc. (a)	2,574,795
21,294	Vicor Corp. (a)	5,733,836
		19,205,220
	Electronic Equipment, Instruments & Components — 4.3%
10,624	Advanced Energy Industries, Inc.	4,078,660
4,500	Badger Meter, Inc.	544,095
55,984	Cognex Corp.	3,107,672
10,330	OSI Systems, Inc. (a)	2,963,883
26,445	Sanmina Corp. (a)	5,760,250
35,191	TTM Technologies, Inc. (a)	5,567,920
		22,022,480
Shares	Description	Value

	Energy Equipment & Services — 0.7%
98,516	Archrock, Inc.	$3,817,495
	Entertainment — 1.3%
10,666	Madison Square Garden Sports Corp. (a)	3,652,678
21,740	Roku, Inc. (a)	2,534,014
26,846	Warner Music Group Corp., Class A	758,937
		6,945,629
	Financial Services — 0.6%
37,316	HA Sustainable Infrastructure Capital, Inc.	1,565,406
4,339	Jack Henry & Associates, Inc.	667,121
7,846	PennyMac Financial Services, Inc.	708,416
		2,940,943
	Health Care Equipment & Supplies — 2.2%
19,108	Glaukos Corp. (a)	2,745,246
31,832	Globus Medical, Inc., Class A (a)	2,870,610
5,810	iRhythm Holdings, Inc. (a)	750,420
27,120	Lantheus Holdings, Inc. (a)	2,294,894
9,947	Merit Medical Systems, Inc. (a)	678,186
20,692	TransMedics Group, Inc. (a)	2,085,547
		11,424,903
	Health Care Providers & Services — 3.9%
155,657	Alignment Healthcare, Inc. (a)	3,508,509
80,459	BrightSpring Health Services, Inc. (a)	3,859,618
14,177	Encompass Health Corp.	1,417,700
17,014	Ensign Group (The), Inc.	3,176,344
29,692	Guardant Health, Inc. (a)	2,585,579
8,204	HealthEquity, Inc. (a)	672,974
33,028	Hims & Hers Health, Inc. (a) (b)	897,371
106,736	PACS Group, Inc. (a)	3,580,993
12,268	RadNet, Inc. (a)	693,755
		20,392,843
	Health Care REITs — 1.3%
43,618	American Healthcare REIT, Inc.	2,214,922
56,126	CareTrust REIT, Inc.	2,214,171
15,647	Omega Healthcare Investors, Inc.	734,940
71,313	Sabra Health Care REIT, Inc.	1,473,326
		6,637,359
	Hotel & Resort REITs — 0.3%
14,863	Ryman Hospitality Properties, Inc.	1,561,953

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 3.9%
14,408	Brinker International, Inc. (a)	$2,193,474
33,902	Cava Group, Inc. (a)	3,166,786
15,266	Churchill Downs, Inc.	1,541,713
1,911	Domino’s Pizza, Inc.	648,632
13,535	Dutch Bros, Inc., Class A (a)	778,398
14,305	Hyatt Hotels Corp., Class A	2,397,089
76,356	Life Time Group Holdings, Inc. (a)	2,047,104
36,667	Norwegian Cruise Line Holdings Ltd. (a)	666,606
12,456	Texas Roadhouse, Inc.	2,005,292
49,550	Travel + Leisure Co.	3,203,903
13,504	Wynn Resorts Ltd.	1,446,413
		20,095,410
	Household Durables — 0.9%
10,344	Installed Building Products, Inc.	2,984,761
3,903	TopBuild Corp. (a)	1,727,858
		4,712,619
	Household Products — 0.1%
6,617	Clorox (The) Co.	638,144
	Independent Power and Renewable Electricity Producers — 0.5%
24,506	Ormat Technologies, Inc.	2,815,739
	Industrial REITs — 1.1%
7,409	EastGroup Properties, Inc.	1,490,691
23,705	First Industrial Realty Trust, Inc.	1,469,947
19,014	STAG Industrial, Inc.	733,560
33,491	Terreno Realty Corp.	2,183,613
		5,877,811
	Insurance — 0.6%
2,007	Kinsale Capital Group, Inc.	649,485
43,757	Lemonade, Inc. (a)	2,478,397
		3,127,882
	Interactive Media & Services — 0.3%
44,654	Match Group, Inc.	1,670,953
	IT Services — 1.3%
57,765	Applied Digital Corp. (a)	1,978,451
39,967	DigitalOcean Holdings, Inc. (a)	3,854,018
8,711	Okta, Inc. (a)	641,565
		6,474,034
	Leisure Products — 1.2%
29,339	Acushnet Holdings Corp.	2,840,602
36,627	Hasbro, Inc.	3,510,332
		6,350,934
Shares	Description	Value

	Life Sciences Tools & Services — 0.7%
11,925	Charles River Laboratories International, Inc. (a)	$1,991,117
47,815	Sotera Health Co. (a)	744,002
15,163	Tempus AI, Inc., Class A (a)	841,243
		3,576,362
	Machinery — 5.7%
48,312	Atmus Filtration Technologies, Inc.	3,062,981
4,010	Crane Co.	712,697
24,238	Donaldson Co., Inc.	2,137,064
12,185	ESCO Technologies, Inc.	3,947,331
25,363	Federal Signal Corp.	3,122,946
46,638	Flowserve Corp.	3,434,422
16,087	JBT Marel Corp.	1,899,875
8,258	Lincoln Electric Holdings, Inc.	2,188,370
24,754	Mueller Industries, Inc.	3,352,434
10,288	SPX Technologies, Inc. (a)	2,252,146
25,777	Symbotic, Inc. (a)	1,523,421
7,086	Watts Water Technologies, Inc., Class A	2,126,934
		29,760,621
	Media — 0.6%
40,945	New York Times (The) Co., Class A	3,235,883
	Metals & Mining — 1.5%
58,414	Century Aluminum Co. (a)	3,472,128
146,120	Coeur Mining, Inc. (a)	2,625,776
28,416	MP Materials Corp. (a)	1,876,593
		7,974,497
	Mortgage REITs — 0.2%
68,362	AGNC Investment Corp.	753,349
	Oil, Gas & Consumable Fuels — 1.2%
90,220	Antero Midstream Corp.	1,972,209
20,366	DT Midstream, Inc.	3,013,965
29,184	Viper Energy, Inc., Class A	1,441,106
		6,427,280
	Personal Care Products — 0.1%
11,313	elf Beauty, Inc. (a)	723,693
	Pharmaceuticals — 2.0%
220,650	Amneal Pharmaceuticals, Inc. (a)	2,839,766
16,227	Axsome Therapeutics, Inc. (a)	3,371,159
17,010	Corcept Therapeutics, Inc. (a)	791,305
18,879	Crinetics Pharmaceuticals, Inc. (a)	732,128
114,612	Elanco Animal Health, Inc. (a)	2,563,870
		10,298,228

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 2.8%
131,455	Amentum Holdings, Inc. (a)	$3,448,065
5,043	CACI International, Inc., Class A (a)	2,620,040
22,518	ExlService Holdings, Inc. (a)	717,874
122,660	Planet Labs PBC (a)	4,534,740
31,999	UL Solutions, Inc., Class A	2,895,589
		14,216,308
	Real Estate Management & Development — 0.6%
187,598	Compass, Inc., Class A (a)	1,420,117
293,021	Opendoor Technologies, Inc. (a)	1,576,453
		2,996,570
	Residential REITs — 0.1%
10,984	Equity LifeStyle Properties, Inc.	695,177
	Retail REITs — 2.1%
9,097	Agree Realty Corp.	701,470
47,616	Brixmor Property Group, Inc.	1,432,765
12,912	Federal Realty Investment Trust	1,431,941
61,029	Kimco Realty Corp.	1,442,726
55,859	Kite Realty Group Trust	1,461,271
72,558	Macerich (The) Co.	1,576,685
36,647	Phillips Edison & Co., Inc.	1,471,927
18,125	Regency Centers Corp.	1,411,031
		10,929,816
	Semiconductors & Semiconductor Equipment — 4.7%
65,240	Allegro MicroSystems, Inc. (a)	3,164,140
18,965	Cirrus Logic, Inc. (a)	3,092,812
28,277	FormFactor, Inc. (a)	3,843,693
13,374	Onto Innovation, Inc. (a)	3,946,132
23,911	Rambus, Inc. (a)	2,752,395
26,753	Semtech Corp. (a)	2,810,403
7,942	SiTime Corp. (a)	4,464,595
		24,074,170
	Software — 4.0%
16,720	ACI Worldwide, Inc. (a)	722,638
159,830	Cipher Digital, Inc. (a)	2,835,384
45,834	Core Scientific, Inc. (a)	916,680
60,358	Dropbox, Inc., Class A (a)	1,466,096
47,517	D-Wave Quantum, Inc. (a)	963,645
18,542	Dynatrace, Inc. (a)	671,406
2,271	InterDigital, Inc.	673,488
16,111	Pegasystems, Inc.	588,857
166,425	Riot Platforms, Inc. (a)	2,869,167
21,637	Samsara, Inc., Class A (a)	621,847
53,235	SentinelOne, Inc., Class A (a)	753,807
237,585	Terawulf, Inc. (a)	5,162,722
Shares	Description	Value

	Software (Continued)
61,772	UiPath, Inc., Class A (a)	$636,252
86,140	Zeta Global Holdings Corp., Class A (a)	1,586,699
		20,468,688
	Specialized REITs — 0.3%
10,827	Lamar Advertising Co., Class A	1,492,394
	Specialty Retail — 3.0%
30,018	Abercrombie & Fitch Co., Class A (a)	2,562,036
14,055	Boot Barn Holdings, Inc. (a)	2,409,730
15,005	Five Below, Inc. (a)	3,536,078
61,075	Valvoline, Inc. (a)	2,029,522
59,161	Victoria’s Secret & Co. (a)	3,066,315
27,350	Wayfair, Inc., Class A (a)	1,748,486
		15,352,167
	Textiles, Apparel & Luxury Goods — 0.6%
7,974	Ralph Lauren Corp.	2,859,795
	Trading Companies & Distributors — 0.6%
12,047	GATX Corp.	2,360,248
6,888	Herc Holdings, Inc.	874,225
		3,234,473
	Total Common Stocks	518,048,521
	(Cost $451,498,223)
MONEY MARKET FUNDS — 0.1%
375,448	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	375,448
	(Cost $375,448)

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$3,953,601	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $3,954,001. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $4,032,674. (d)	$3,953,601
	(Cost $3,953,601)

	Total Investments — 100.8%	522,377,570
	(Cost $455,827,272)
	Net Other Assets and Liabilities — (0.8)%	(4,174,762)
	Net Assets — 100.0%	$518,202,808

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $3,978,773 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,953,601. On
April 30, 2026, the last business day of the period, there was sufficient collateral based on the end of day market value
from the prior business day; however, as a result of market
movement from April 29 to April 30, the value of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$518,048,521	$518,048,521	$—	$—
Money Market Funds	375,448	375,448	—	—
Repurchase Agreements	3,953,601	—	3,953,601	—
Total Investments	$522,377,570	$518,423,969	$3,953,601	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.1%
3,112	V2X, Inc. (a)	$211,025
	Air Freight & Logistics — 0.6%
24,255	Hub Group, Inc., Class A	1,063,097
	Automobile Components — 1.3%
5,195	LCI Industries	619,348
9,399	Phinia, Inc.	678,138
9,593	Visteon Corp.	1,071,634
		2,369,120
	Automobiles — 1.3%
54,043	Harley-Davidson, Inc.	1,291,087
35,259	Winnebago Industries, Inc.	1,149,796
		2,440,883
	Banks — 13.3%
6,275	1st Source Corp.	461,401
5,483	Amalgamated Financial Corp.	224,145
36,589	Banc of California, Inc.	685,312
9,618	BankUnited, Inc.	447,045
10,536	Banner Corp.	704,964
20,247	Byline Bancorp, Inc.	650,941
12,903	Cathay General Bancorp	722,955
3,633	Community Financial System, Inc.	230,187
7,153	Community Trust Bancorp, Inc.	464,444
7,960	ConnectOne Bancorp, Inc.	232,591
9,265	Customers Bancorp, Inc. (a)	706,641
22,399	CVB Financial Corp.	456,268
11,887	Enterprise Financial Services Corp.	687,306
20,335	First BanCorp	493,734
17,185	First Busey Corp.	450,247
24,705	First Commonwealth Financial Corp.	454,819
23,070	First Financial Bancorp	698,560
26,107	First Hawaiian, Inc.	712,199
19,138	First Interstate BancSystem, Inc., Class A	679,208
16,609	First Merchants Corp.	671,668
23,976	Firstsun Capital Bancorp (a)	847,791
31,625	Fulton Financial Corp.	682,784
5,100	German American Bancorp, Inc.	219,657
12,124	Hilltop Holdings, Inc.	456,711
19,076	Hope Bancorp, Inc.	237,496
2,830	Independent Bank Corp.	220,712
6,442	Live Oak Bancshares, Inc.	242,219
5,441	National Bank Holdings Corp., Class A	232,331
10,198	NBT Bancorp, Inc.	445,551
16,789	Northwest Bancshares, Inc.	232,192
Shares	Description	Value

	Banks (Continued)
21,607	OFG Bancorp	$993,058
5,137	Origin Bancorp, Inc.	240,514
4,865	Pathward Financial, Inc.	422,477
19,448	Peoples Bancorp, Inc.	669,011
41,312	Provident Financial Services, Inc.	936,956
5,081	QCR Holdings, Inc.	459,424
5,896	Renasant Corp.	235,191
12,389	Republic Bancorp, Inc., Class A	938,219
15,380	S&T Bancorp, Inc.	678,719
11,090	Tompkins Financial Corp.	934,554
9,136	TriCo Bancshares	459,267
15,267	Trustmark Corp.	677,397
20,483	WaFd, Inc.	725,098
12,593	WesBanco, Inc.	432,947
8,327	Westamerica BanCorp	456,486
6,637	WSFS Financial Corp.	477,665
		24,389,062
	Beverages — 0.4%
1,884	Boston Beer (The) Co., Inc., Class A (a)	446,583
6,331	National Beverage Corp. (a)	216,647
		663,230
	Biotechnology — 0.5%
107,393	Novavax, Inc. (a)	851,089
	Broadline Retail — 0.7%
84,705	Kohl’s Corp.	1,200,270
	Building Products — 1.1%
32,461	Hayward Holdings, Inc. (a)	487,240
105,195	Masterbrand, Inc. (a)	944,651
14,349	Tecnoglass, Inc.	618,155
		2,050,046
	Capital Markets — 1.4%
4,519	Donnelley Financial Solutions, Inc. (a)	227,306
86,310	Golub Capital BDC, Inc. (b)	1,182,447
8,134	Virtus Investment Partners, Inc.	1,183,903
		2,593,656
	Chemicals — 1.9%
5,871	Avient Corp.	217,696
8,486	Cabot Corp.	653,082
7,042	H.B. Fuller Co.	426,182
11,973	Innospec, Inc.	913,061
7,166	Olin Corp.	204,088
21,860	Stepan Co.	1,093,656
		3,507,765
	Commercial Services & Supplies — 3.6%
22,696	ABM Industries, Inc.	925,997
92,679	BrightView Holdings, Inc. (a)	1,102,880

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
46,225	CoreCivic, Inc. (a)	$945,763
31,741	Deluxe Corp.	988,732
65,004	GEO Group (The), Inc. (a)	1,203,224
13,005	HNI Corp.	475,203
60,453	MillerKnoll, Inc.	972,084
		6,613,883
	Communications Equipment — 0.2%
13,661	NetScout Systems, Inc. (a)	460,376
	Construction & Engineering — 0.3%
17,034	Ameresco, Inc., Class A (a)	504,036
	Construction Materials — 0.1%
2,608	Knife River Corp. (a)	241,370
	Consumer Finance — 2.2%
14,589	Bread Financial Holdings, Inc.	1,236,855
44,639	LendingClub Corp. (a)	761,988
4,990	Nelnet, Inc., Class A	707,083
38,084	PROG Holdings, Inc.	1,364,550
		4,070,476
	Consumer Staples Distribution & Retail — 1.3%
2,969	Andersons (The), Inc.	233,185
12,155	Ingles Markets, Inc., Class A	1,111,818
15,975	Weis Markets, Inc.	1,121,126
		2,466,129
	Containers & Packaging — 0.8%
13,034	Greif, Inc., Class A	850,338
60,820	O-I Glass, Inc. (a)	554,070
		1,404,408
	Distributors — 0.1%
5,318	Gold.com, Inc.	240,320
	Diversified Consumer Services — 1.2%
11,672	Perdoceo Education Corp.	396,148
10,540	Strategic Education, Inc.	826,336
9,913	Stride, Inc. (a)	963,147
		2,185,631
	Diversified REITs — 0.9%
59,353	American Assets Trust, Inc.	1,230,981
23,772	Broadstone Net Lease, Inc.	470,686
		1,701,667
Shares	Description	Value

	Diversified Telecommunication Services — 0.8%
8,847	IDT Corp., Class B	$443,677
93,192	Uniti Group, Inc. (a)	1,102,461
		1,546,138
	Electric Utilities — 1.0%
43,345	Hawaiian Electric Industries, Inc. (a)	653,209
5,619	MGE Energy, Inc.	450,756
7,281	Otter Tail Corp.	649,757
		1,753,722
	Electronic Equipment, Instruments & Components — 1.8%
15,847	Crane NXT Co.	708,044
4,461	CTS Corp.	254,723
5,772	ePlus, Inc.	488,831
13,044	Insight Enterprises, Inc. (a)	950,908
7,429	PC Connection, Inc.	473,524
11,836	Vishay Intertechnology, Inc.	342,889
		3,218,919
	Energy Equipment & Services — 4.0%
23,305	Bristow Group, Inc.	1,144,975
4,499	Cactus, Inc., Class A	250,684
50,211	Expro Group Holdings N.V. (a)	914,342
88,388	Helix Energy Solutions Group, Inc. (a)	914,816
5,916	Helmerich & Payne, Inc.	238,888
22,196	Liberty Energy, Inc.	750,003
18,136	Oceaneering International, Inc. (a)	680,825
59,021	Patterson-UTI Energy, Inc.	721,237
90,280	RPC, Inc.	711,406
10,462	Tidewater, Inc. (a)	934,571
		7,261,747
	Financial Services — 3.2%
13,169	Euronet Worldwide, Inc. (a)	953,172
30,975	EVERTEC, Inc.	914,692
14,993	Merchants Bancorp	697,774
29,133	NMI Holdings, Inc. (a)	1,127,739
24,623	Walker & Dunlop, Inc.	1,239,768
100,135	Western Union (The) Co. (b)	910,227
		5,843,372
	Food Products — 2.4%
13,806	Cal-Maine Foods, Inc.	1,066,652
107,258	Flowers Foods, Inc.	971,758
21,714	Fresh Del Monte Produce, Inc.	909,599
5,481	J & J Snack Foods Corp.	483,753
76,144	Simply Good Foods (The) Co. (a)	1,018,045
		4,449,807

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 0.3%
12,009	Northwest Natural Holding Co.	$636,477
	Ground Transportation — 1.0%
4,415	ArcBest Corp.	563,221
24,404	Schneider National, Inc., Class B	758,720
14,765	Werner Enterprises, Inc.	544,386
		1,866,327
	Health Care Equipment & Supplies — 0.5%
18,078	CONMED Corp.	662,739
2,421	Integer Holdings Corp. (a)	214,283
		877,022
	Health Care Providers & Services — 1.9%
53,716	AdaptHealth Corp. (a)	704,217
4,637	Addus HomeCare Corp. (a)	449,279
127,653	Ardent Health, Inc. (a)	1,245,893
9,935	Concentra Group Holdings Parent, Inc.	223,239
29,882	Pediatrix Medical Group, Inc. (a)	672,644
17,875	Surgery Partners, Inc. (a)	250,786
		3,546,058
	Health Care REITs — 0.4%
11,685	LTC Properties, Inc.	446,600
46,020	Medical Properties Trust, Inc. (b)	227,339
		673,939
	Health Care Technology — 0.3%
76,197	Certara, Inc. (a)	467,088
	Hotel & Resort REITs — 3.0%
94,935	Apple Hospitality REIT, Inc.	1,278,774
93,292	DiamondRock Hospitality Co.	951,578
50,930	Pebblebrook Hotel Trust	715,567
147,266	RLJ Lodging Trust	1,213,472
48,204	Sunstone Hotel Investors, Inc.	473,363
58,947	Xenia Hotels & Resorts, Inc.	959,068
		5,591,822
	Hotels, Restaurants & Leisure — 0.7%
19,695	United Parks & Resorts, Inc. (a) (b)	694,249
91,971	Wendy’s (The) Co. (b)	640,118
		1,334,367
	Household Durables — 4.6%
440	Cavco Industries, Inc. (a)	223,080
19,042	Century Communities, Inc.	1,066,733
16,953	Green Brick Partners, Inc. (a)	1,143,310
21,116	KB Home	1,118,937
33,998	La-Z-Boy, Inc.	1,181,091
Shares	Description	Value

	Household Durables (Continued)
110,598	Leggett & Platt, Inc.	$1,202,200
22,113	LGI Homes, Inc. (a)	1,082,874
8,923	M/I Homes, Inc. (a)	1,173,285
62,118	Newell Brands, Inc.	253,441
		8,444,951
	Household Products — 1.6%
26,963	Central Garden & Pet Co., Class A (a)	904,878
39,173	Energizer Holdings, Inc.	767,007
14,828	Spectrum Brands Holdings, Inc.	1,224,793
		2,896,678
	Industrial REITs — 0.8%
18,592	Americold Realty Trust, Inc.	227,380
21,783	Innovative Industrial Properties, Inc.	1,181,728
		1,409,108
	Insurance — 4.5%
13,412	Assured Guaranty Ltd.	1,098,443
15,667	CNO Financial Group, Inc.	696,398
25,245	F&G Annuities & Life, Inc.	723,017
53,491	Genworth Financial, Inc. (a)	470,186
36,631	Hamilton Insurance Group Ltd., Class B	1,200,398
28,604	Kemper Corp.	963,668
12,036	Safety Insurance Group, Inc.	904,626
50,727	SiriusPoint Ltd. (a)	1,187,519
14,195	Stewart Information Services Corp.	993,508
		8,237,763
	Interactive Media & Services — 2.0%
6,259	Cargurus, Inc. (a)	228,203
5,324	IAC, Inc. (a)	237,237
19,986	TripAdvisor, Inc. (a)	222,444
35,332	Yelp, Inc. (a)	975,163
26,039	Ziff Davis, Inc. (a)	1,191,545
146,182	ZoomInfo Technologies, Inc. (a)	913,638
		3,768,230
	IT Services — 0.9%
86,931	DXC Technology Co. (a)	984,059
28,227	Everforth, Inc. (a)	595,590
		1,579,649
	Life Sciences Tools & Services — 0.1%
10,082	Azenta, Inc. (a)	247,715
	Machinery — 2.4%
21,943	Aebi Schmidt Holding AG	254,978
2,633	Alamo Group, Inc.	456,668
20,752	Greenbrier (The) Cos., Inc.	1,019,338

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
76,828	Hillman Solutions Corp. (a)	$626,916
12,023	Kennametal, Inc.	465,410
3,646	Lindsay Corp.	408,243
3,208	Tennant Co.	266,392
19,987	Trinity Industries, Inc.	651,776
4,085	Worthington Enterprises, Inc.	221,693
		4,371,414
	Media — 0.3%
45,718	DoubleVerify Holdings, Inc. (a)	503,812
	Metals & Mining — 0.6%
28,805	Worthington Steel, Inc.	1,106,976
	Mortgage REITs — 2.0%
60,533	Apollo Commercial Real Estate Finance, Inc.	662,231
113,378	Arbor Realty Trust, Inc. (b)	895,686
65,509	ARMOUR Residential REIT, Inc.	1,149,028
11,125	Blackstone Mortgage Trust, Inc., Class A	211,264
65,427	Ladder Capital Corp.	672,589
		3,590,798
	Multi-Utilities — 0.5%
21,778	Avista Corp.	895,076
	Office REITs — 2.5%
115,997	Douglas Emmett, Inc.	1,253,928
40,793	Easterly Government Properties, Inc.	954,964
210,136	Empire State Realty Trust, Inc., Class A	1,170,458
51,037	Highwoods Properties, Inc.	1,240,709
		4,620,059
	Oil, Gas & Consumable Fuels — 4.5%
30,649	BKV Corp. (a)	966,363
80,943	Crescent Energy Co., Class A	1,088,683
31,951	Dorian LPG Ltd.	1,231,711
5,166	Gulfport Energy Corp. (a)	994,662
11,994	International Seaways, Inc.	994,902
21,870	Northern Oil & Gas, Inc.	593,989
17,444	Par Pacific Holdings, Inc. (a)	1,145,548
4,473	PBF Energy, Inc., Class A	193,949
9,530	REX American Resources Corp. (a)	462,205
40,557	Talos Energy, Inc. (a)	645,668
		8,317,680
	Paper & Forest Products — 0.5%
20,694	Sylvamo Corp.	884,255
Shares	Description	Value

	Passenger Airlines — 0.3%
5,358	Allegiant Travel Co. (a)	$405,279
48,204	JetBlue Airways Corp. (a)	224,390
		629,669
	Personal Care Products — 0.3%
106,003	Coty, Inc., Class A (a)	260,768
2,347	Interparfums, Inc.	214,093
		474,861
	Pharmaceuticals — 2.8%
55,778	Amphastar Pharmaceuticals, Inc. (a)	1,224,885
31,207	Harmony Biosciences Holdings, Inc. (a)	975,531
46,899	Innoviva, Inc. (a)	1,078,208
106,712	Organon & Co.	1,413,934
7,327	Prestige Consumer Healthcare, Inc. (a)	412,656
		5,105,214
	Professional Services — 2.8%
40,697	CBIZ, Inc. (a)	1,241,259
16,735	ICF International, Inc.	1,199,230
13,884	Korn Ferry	922,453
7,230	ManpowerGroup, Inc.	218,852
17,100	Robert Half, Inc.	455,031
32,382	TIC Solutions, Inc. (a)	295,971
17,546	TriNet Group, Inc.	803,256
		5,136,052
	Real Estate Management & Development — 0.7%
44,710	Forestar Group, Inc. (a)	1,263,505
	Residential REITs — 0.3%
29,168	Independence Realty Trust, Inc.	475,730
	Retail REITs — 0.1%
6,701	Getty Realty Corp.	221,937
	Semiconductors & Semiconductor Equipment — 0.8%
2,291	Axcelis Technologies, Inc. (a)	318,701
3,122	Diodes, Inc. (a)	334,522
15,916	Photronics, Inc. (a)	787,524
		1,440,747
	Software — 1.4%
3,545	Dolby Laboratories, Inc., Class A	227,377
57,626	Five9, Inc. (a)	991,167
8,034	LiveRamp Holdings, Inc. (a)	234,834
172,625	NCR Voyix Corp. (a)	1,189,386
		2,642,764

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 3.0%
15,488	Academy Sports & Outdoors, Inc.	$849,362
8,235	Advance Auto Parts, Inc.	490,065
8,625	Buckle (The), Inc.	479,636
1,525	RH (a)	201,239
78,893	Sally Beauty Holdings, Inc. (a)	1,118,703
10,329	Signet Jewelers Ltd.	919,591
6,333	Sonic Automotive, Inc., Class A	498,724
48,432	Upbound Group, Inc.	957,016
		5,514,336
	Technology Hardware, Storage & Peripherals — 0.1%
2,823	Diebold Nixdorf, Inc. (a)	216,835
	Textiles, Apparel & Luxury Goods — 2.3%
17,875	Carter’s, Inc.	645,645
7,924	Columbia Sportswear Co.	482,730
31,559	G-III Apparel Group Ltd.	984,325
3,031	Kontoor Brands, Inc.	222,354
23,490	Levi Strauss & Co., Class A	523,357
9,222	PVH Corp.	843,260
26,614	Wolverine World Wide, Inc.	452,971
		4,154,642
	Tobacco — 0.6%
20,734	Universal Corp.	1,110,928
	Trading Companies & Distributors — 1.0%
11,527	Boise Cascade Co.	913,745
6,760	Global Industrial Co.	223,824
5,795	McGrath RentCorp	640,637
		1,778,206
	Water Utilities — 0.4%
9,579	California Water Service Group	404,617
7,405	H2O America (b)	416,087
		820,704
	Wireless Telecommunication Services — 0.5%
18,944	Array Digital Infrastructure, Inc.	941,327
	Total Common Stocks	183,095,965
	(Cost $168,877,469)
MONEY MARKET FUNDS — 0.2%
348,895	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	348,895
	(Cost $348,895)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.1%
$3,906,450	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $3,906,845. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $3,984,580. (d)	$3,906,450
	(Cost $3,906,450)

	Total Investments — 102.1%	187,351,310
	(Cost $173,132,814)
	Net Other Assets and Liabilities — (2.1)%	(3,920,673)
	Net Assets — 100.0%	$183,430,637

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $3,853,874 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,906,450.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$183,095,965	$183,095,965	$—	$—
Money Market Funds	348,895	348,895	—	—
Repurchase Agreements	3,906,450	—	3,906,450	—
Total Investments	$187,351,310	$183,444,860	$3,906,450	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 2.3%
87,361	Astronics Corp. (a)	$6,237,575
37,344	Cadre Holdings, Inc.	1,107,250
47,782	Ducommun, Inc. (a)	6,781,699
185,190	Intuitive Machines, Inc. (a) (b)	4,694,567
445,340	Red Cat Holdings, Inc. (a) (b)	5,219,385
		24,040,476
	Automobile Components — 2.0%
173,238	Dana, Inc.	6,314,525
10,977	Dorman Products, Inc. (a)	1,235,022
320,832	Garrett Motion, Inc.	8,216,508
105,534	XPEL, Inc. (a) (c)	5,025,529
		20,791,584
	Automobiles — 0.2%
245,069	Lucid Group, Inc. (a) (b)	1,561,090
	Banks — 2.1%
43,466	Bancorp (The), Inc. (a)	2,600,571
25,448	Bank First Corp.	3,697,849
19,541	City Holding Co.	2,402,761
138,114	Dime Community Bancshares, Inc.	4,956,911
158,338	Mechanics Bancorp, Class A	2,337,861
23,127	Nicolet Bankshares, Inc.	3,387,643
77,104	Seacoast Banking Corp. of Florida	2,426,463
		21,810,059
	Beverages — 0.5%
71,742	Vita Coco (The) Co., Inc. (a)	4,734,255
	Biotechnology — 13.5%
101,599	Agios Pharmaceuticals, Inc. (a)	2,844,772
137,749	AnaptysBio, Inc. (a)	9,054,242
144,905	Apellis Pharmaceuticals, Inc. (a)	5,933,860
159,126	Arcus Biosciences, Inc. (a)	4,057,713
145,888	Arcutis Biotherapeutics, Inc. (a)	3,387,519
779,797	Ardelyx, Inc. (a)	4,936,115
98,006	Beam Therapeutics, Inc. (a)	2,972,522
612,341	BioCryst Pharmaceuticals, Inc. (a)	5,609,044
138,817	Catalyst Pharmaceuticals, Inc. (a)	3,904,922
73,629	Celldex Therapeutics, Inc. (a)	2,420,922
441,490	Compass Therapeutics, Inc. (a)	781,437
55,660	Dianthus Therapeutics, Inc. (a)	4,886,948
140,187	Ideaya Biosciences, Inc. (a)	4,079,442
157,162	Immunome, Inc. (a)	3,605,296
69,479	Inhibrx Biosciences, Inc. (a)	8,977,382
182,175	Intellia Therapeutics, Inc. (a) (b)	2,455,719
354,376	Monte Rosa Therapeutics, Inc. (a)	6,786,300
Shares	Description	Value

	Biotechnology (Continued)
35,791	Newamsterdam Pharma Co. N.V. (a)	$1,022,191
221,752	Nurix Therapeutics, Inc. (a)	3,703,258
1,206,971	Precigen, Inc. (a)	5,020,999
585,878	Relay Therapeutics, Inc. (a)	7,592,979
157,956	Sarepta Therapeutics, Inc. (a)	3,298,121
179,037	Stoke Therapeutics, Inc. (a)	5,858,091
249,549	Syndax Pharmaceuticals, Inc. (a)	5,347,835
278,656	Tango Therapeutics, Inc. (a)	6,024,543
522,481	Taysha Gene Therapies, Inc. (a)	3,338,654
157,219	Travere Therapeutics, Inc. (a)	6,622,064
98,295	Twist Bioscience Corp. (a)	5,745,343
54,688	Ultragenyx Pharmaceutical, Inc. (a)	1,350,247
35,569	Veracyte, Inc. (a)	1,170,931
35,612	Vericel Corp. (a)	1,236,805
119,401	Viridian Therapeutics, Inc. (a)	1,609,525
186,247	Zymeworks, Inc. (a)	5,129,242
		140,764,983
	Building Products — 0.8%
37,330	AZZ, Inc.	5,339,683
32,134	Griffon Corp.	2,929,657
		8,269,340
	Capital Markets — 2.4%
107,121	Acadian Asset Management, Inc.	7,214,600
64,178	Artisan Partners Asset Management, Inc., Class A	2,402,824
476,849	BGC Group, Inc., Class A	5,355,014
18,315	Cohen & Steers, Inc.	1,287,361
128,606	Perella Weinberg Partners	2,924,501
320,303	WisdomTree, Inc.	5,445,151
		24,629,451
	Chemicals — 1.9%
22,378	Hawkins, Inc.	3,747,196
65,577	Ingevity Corp. (a)	4,996,312
140,751	Perimeter Solutions, Inc. (a)	4,264,755
56,523	Scotts Miracle-Gro (The) Co.	3,543,992
27,020	Sensient Technologies Corp.	3,070,553
		19,622,808
	Commercial Services & Supplies — 3.5%
42,309	Brady Corp., Class A	3,461,723
79,857	Cimpress PLC (a)	7,064,150
297,119	Enviri Corp. (a)	5,850,273
314,259	Healthcare Services Group, Inc. (a)	6,728,285
137,928	Interface, Inc.	3,845,433
160,239	OPENLANE, Inc. (a)	5,037,914
311,054	Pitney Bowes, Inc.	4,808,895
		36,796,673

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment — 2.5%
68,916	Applied Optoelectronics, Inc. (a)	$11,327,034
70,160	Calix, Inc. (a)	3,056,170
96,756	Digi International, Inc. (a)	5,422,206
524,210	Vistance Networks, Inc.	6,707,267
		26,512,677
	Construction & Engineering — 1.5%
199,573	Centuri Holdings, Inc. (a)	7,503,945
20,649	MYR Group, Inc. (a)	8,358,921
		15,862,866
	Construction Materials — 0.3%
26,316	United States Lime & Minerals, Inc.	2,833,444
	Consumer Finance — 2.0%
19,743	Dave, Inc. (a)	5,369,899
83,135	Encore Capital Group, Inc. (a)	6,881,084
229,689	EZCORP, Inc., Class A (a)	7,529,205
44,668	Upstart Holdings, Inc. (a)	1,410,615
		21,190,803
	Consumer Staples Distribution & Retail — 0.4%
57,817	Chefs’ Warehouse (The), Inc. (a)	4,486,599
	Containers & Packaging — 0.5%
129,965	TriMas Corp.	4,811,304
	Distributors — 0.5%
128,458	GigaCloud Technology, Inc., Class A (a)	5,715,096
	Diversified Consumer Services — 1.5%
29,825	Covista, Inc. (a)	3,436,436
2,210	Graham Holdings Co., Class B	2,480,747
203,530	OneSpaWorld Holdings Ltd.	5,019,050
129,390	Universal Technical Institute, Inc. (a)	4,856,007
		15,792,240
	Diversified REITs — 0.2%
249,518	Global Net Lease, Inc.	2,385,392
	Diversified Telecommunication Services — 0.6%
168,118	Iridium Communications, Inc.	6,568,370
	Electrical Equipment — 3.3%
101,541	American Superconductor Corp. (a)	5,436,505
345,758	Amprius Technologies, Inc. (a)	7,281,663
646,054	Array Technologies, Inc. (a)	5,000,458
339,461	Fluence Energy, Inc. (a)	4,134,635
Shares	Description	Value

	Electrical Equipment (Continued)
1,033,404	Plug Power, Inc. (a)	$3,234,555
76,602	Power Solutions International, Inc. (a)	5,612,629
522,362	Shoals Technologies Group, Inc., Class A (a)	4,147,554
		34,847,999
	Electronic Equipment, Instruments & Components — 2.5%
164,124	Arlo Technologies, Inc. (a)	2,305,942
29,446	Bel Fuse, Inc., Class B	8,122,385
133,844	Knowles Corp. (a)	4,174,594
29,088	Napco Security Technologies, Inc.	1,359,864
102,236	nLight, Inc. (a)	7,141,185
127,136	Ouster, Inc. (a)	3,427,586
		26,531,556
	Energy Equipment & Services — 2.5%
239,011	Innovex International, Inc. (a)	6,637,336
99,958	Kodiak Gas Services, Inc.	6,777,152
103,160	Solaris Energy Infrastructure, Inc.	7,617,334
548,237	TETRA Technologies, Inc. (a)	5,219,216
		26,251,038
	Entertainment — 2.2%
80,494	Atlanta Braves Holdings, Inc., Class C (a)	3,977,208
163,779	Cinemark Holdings, Inc.	4,834,756
98,955	Madison Square Garden Entertainment Corp. (a)	6,622,069
49,655	Sphere Entertainment Co. (a)	7,073,355
		22,507,388
	Financial Services — 2.2%
15,744	Federal Agricultural Mortgage Corp., Class C	2,736,307
295,288	Flywire Corp. (a)	3,989,341
91,949	Paymentus Holdings, Inc., Class A (a)	2,579,169
298,086	Remitly Global, Inc. (a)	6,525,103
73,686	Sezzle, Inc. (a)	5,865,406
26,198	Shift4 Payments, Inc., Class A (a) (b)	1,160,047
		22,855,373
	Food Products — 0.7%
39,613	Freshpet, Inc. (a)	2,669,124
80,458	Tootsie Roll Industries, Inc.	3,396,937
81,142	Vital Farms, Inc. (a) (b)	1,107,588
		7,173,649

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 0.2%
18,480	Chesapeake Utilities Corp.	$2,330,698
	Ground Transportation — 0.9%
31,975	Avis Budget Group, Inc. (a) (b)	5,776,923
506,614	Hertz Global Holdings, Inc. (a) (b)	3,222,065
		8,998,988
	Health Care Equipment & Supplies — 3.6%
105,304	Alphatec Holdings, Inc. (a)	1,027,767
31,285	Artivion, Inc. (a)	1,120,942
40,159	AtriCure, Inc. (a)	1,128,870
140,989	Axogen, Inc. (a)	6,090,725
50,362	Enovis Corp. (a)	1,180,485
60,535	Establishment Labs Holdings, Inc. (a)	4,154,517
41,437	Haemonetics Corp. (a)	2,489,949
22,212	Inspire Medical Systems, Inc. (a)	1,246,982
48,525	iRadimed Corp.	4,048,926
57,488	Kestra Medical Technologies Ltd. (a) (b)	1,191,151
42,787	LeMaitre Vascular, Inc.	4,695,873
105,111	Novocure Ltd. (a)	1,598,738
45,810	PROCEPT BioRobotics Corp. (a)	1,101,272
179,298	Tandem Diabetes Care, Inc. (a)	3,500,794
17,752	UFP Technologies, Inc. (a)	3,401,816
		37,978,807
	Health Care Providers & Services — 3.2%
362,654	Aveanna Healthcare Holdings, Inc. (a)	2,371,757
426,134	Brookdale Senior Living, Inc. (a)	6,119,284
95,132	Castle Biosciences, Inc. (a)	2,329,783
154,792	Guardian Pharmacy Services, Inc., Class A (a)	5,742,783
539,582	LifeStance Health Group, Inc. (a)	4,084,636
36,502	National HealthCare Corp.	6,325,432
154,408	NeoGenomics, Inc. (a)	1,429,818
167,095	Privia Health Group, Inc. (a)	4,152,311
67,475	Progyny, Inc. (a)	1,253,685
		33,809,489
	Health Care REITs — 1.0%
877,936	Diversified Healthcare Trust	6,619,638
28,884	National Health Investors, Inc.	2,221,468
48,382	Sila Realty Trust, Inc.	1,472,264
		10,313,370
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.6%
2,680	Biglari Holdings, Inc., Class A (a)	$4,368,909
85,315	Cheesecake Factory (The), Inc.	5,363,754
205,324	Global Business Travel Group I (a) (b)	1,203,198
24,430	Monarch Casino & Resort, Inc.	2,899,597
35,351	Papa John’s International, Inc.	1,279,353
43,770	Red Rock Resorts, Inc., Class A	2,361,829
214,757	Rush Street Interactive, Inc. (a)	6,034,672
38,852	Shake Shack, Inc., Class A (a)	3,980,776
		27,492,088
	Household Products — 0.2%
11,452	WD-40 Co.	2,404,462
	Industrial REITs — 0.1%
24,768	LXP Industrial Trust	1,261,187
	Insurance — 1.7%
52,221	Baldwin Insurance Group (The), Inc. (a)	1,186,461
221,795	Hagerty, Inc., Class A (a)	2,253,437
7,409	HCI Group, Inc.	1,137,800
80,532	Horace Mann Educators Corp.	3,659,374
99,887	Oscar Health, Inc., Class A (a)	1,843,914
28,763	Palomar Holdings, Inc. (a)	3,462,490
78,690	Skyward Specialty Insurance Group, Inc. (a)	3,576,461
44,737	Trupanion, Inc. (a)	1,073,241
		18,193,178
	Interactive Media & Services — 0.1%
94,765	Grindr, Inc. (a)	1,267,008
	IT Services — 0.5%
200,602	Fastly, Inc., Class A (a)	5,066,204
	Leisure Products — 1.5%
419,992	Callaway Golf Co. (a)	6,425,878
267,068	Peloton Interactive, Inc., Class A (a)	1,455,521
63,065	Polaris, Inc.	4,179,317
93,938	YETI Holdings, Inc. (a)	3,706,793
		15,767,509
	Life Sciences Tools & Services — 0.8%
220,017	10X Genomics, Inc., Class A (a)	4,851,375
247,631	Adaptive Biotechnologies Corp. (a)	3,491,597
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f)	0
		8,342,972

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 3.7%
108,274	Astec Industries, Inc.	$7,039,975
102,650	Blue Bird Corp. (a)	6,580,892
97,842	CECO Environmental Corp. (a)	7,254,006
64,039	Enerpac Tool Group Corp.	2,247,769
75,061	Gorman-Rupp (The) Co.	5,685,120
81,919	Proto Labs, Inc. (a)	5,309,170
18,326	Standex International Corp.	5,002,998
		39,119,930
	Media — 0.8%
90,214	John Wiley & Sons, Inc., Class A	3,692,459
742,604	Stagwell, Inc. (a)	4,656,127
		8,348,586
	Metals & Mining — 0.9%
96,931	Ivanhoe Electric, Inc. (a)	1,243,625
48,373	Kaiser Aluminum Corp.	8,244,210
		9,487,835
	Mortgage REITs — 0.5%
89,790	Dynex Capital, Inc.	1,222,940
197,087	Ellington Financial, Inc.	2,611,403
162,975	Orchid Island Capital, Inc.	1,145,714
		4,980,057
	Office REITs — 0.1%
31,015	SL Green Realty Corp.	1,315,346
	Oil, Gas & Consumable Fuels — 0.9%
162,383	Calumet, Inc. (a)	5,313,172
71,002	Kinetik Holdings, Inc.	3,588,441
		8,901,613
	Passenger Airlines — 0.3%
37,429	SkyWest, Inc. (a)	3,073,669
	Personal Care Products — 0.8%
71,207	BellRing Brands, Inc. (a)	1,267,485
396,027	Herbalife Ltd. (a)	6,574,048
		7,841,533
	Pharmaceuticals — 4.2%
168,022	Amylyx Pharmaceuticals, Inc. (a)	2,688,352
60,741	ANI Pharmaceuticals, Inc. (a)	4,825,872
970,943	AtaiBeckley, Inc. (a)	4,039,123
103,935	Collegium Pharmaceutical, Inc. (a)	3,505,728
66,235	Harrow, Inc. (a)	2,684,505
23,394	Ligand Pharmaceuticals, Inc. (a)	5,367,753
154,466	Liquidia Corp. (a)	6,056,612
38,381	Maze Therapeutics, Inc. (a)	1,020,167
801,199	Nuvation Bio, Inc. (a)	3,565,335
Shares	Description	Value

	Pharmaceuticals (Continued)
66,496	Supernus Pharmaceuticals, Inc. (a)	$3,191,808
66,585	Tarsus Pharmaceuticals, Inc. (a)	4,235,472
402,671	Xeris Biopharma Holdings, Inc. (a)	2,466,360
		43,647,087
	Professional Services — 1.4%
14,429	CRA International, Inc.	2,272,135
17,558	Exponent, Inc.	1,174,454
292,275	First Advantage Corp. (a)	3,729,429
18,317	Huron Consulting Group, Inc. (a)	2,393,391
29,667	Innodata, Inc. (a) (b)	1,252,837
44,895	Willdan Group, Inc. (a)	3,412,020
		14,234,266
	Real Estate Management & Development — 0.8%
229,296	Newmark Group, Inc., Class A	3,696,252
74,379	St. Joe (The) Co.	4,802,652
		8,498,904
	Residential REITs — 0.1%
79,397	UMH Properties, Inc.	1,234,623
	Retail REITs — 2.3%
59,923	Acadia Realty Trust	1,295,535
9,890	Alexander’s, Inc.	2,491,884
121,352	CBL & Associates Properties, Inc.	5,463,267
181,115	Curbline Properties Corp.	4,998,774
76,675	InvenTrust Properties Corp.	2,462,801
124,031	NETSTREIT Corp. (b)	2,551,318
68,732	Tanger, Inc.	2,548,583
116,891	Urban Edge Properties	2,562,251
		24,374,413
	Semiconductors & Semiconductor Equipment — 4.2%
87,349	ACM Research, Inc., Class A (a)	4,515,070
22,256	Ambarella, Inc. (a)	1,531,213
268,176	MaxLinear, Inc. (a)	18,973,452
391,920	Navitas Semiconductor Corp. (a)	6,466,680
142,573	PDF Solutions, Inc. (a)	6,109,253
1,327,902	T1 Energy, Inc. (a)	6,373,929
		43,969,597
	Software — 4.1%
202,033	A10 Networks, Inc.	5,390,241
242,592	Adeia, Inc.	7,726,555
26,527	Alarm.com Holdings, Inc. (a)	1,178,064
47,522	Appian Corp., Class A (a)	987,982
48,466	Box, Inc., Class A (a)	1,172,877
48,527	Braze, Inc., Class A (a)	1,069,050
274,442	Cleanspark, Inc. (a)	3,438,758

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
120,421	Clear Secure, Inc., Class A	$6,429,277
142,679	Freshworks, Inc., Class A (a)	1,164,261
140,406	MARA Holdings, Inc. (a) (b)	1,683,468
71,516	NextNav, Inc. (a)	1,325,192
44,668	Progress Software Corp. (a)	1,244,004
156,750	RingCentral, Inc., Class A	6,304,485
91,124	Teradata Corp. (a)	2,401,117
19,213	Workiva, Inc. (a)	1,027,511
		42,542,842
	Specialized REITs — 0.6%
48,445	Four Corners Property Trust, Inc.	1,238,739
175,984	Outfront Media, Inc.	5,429,106
		6,667,845
	Specialty Retail — 1.4%
205,817	American Eagle Outfitters, Inc.	3,585,332
180,346	National Vision Holdings, Inc. (a)	4,187,634
257,212	RealReal (The), Inc. (a)	3,058,251
110,845	Warby Parker, Inc., Class A (a)	2,451,891
2,679	Winmark Corp.	1,019,333
		14,302,441
	Textiles, Apparel & Luxury Goods — 0.6%
394,684	Figs, Inc., Class A (a)	5,904,473
	Tobacco — 0.2%
26,909	Turning Point Brands, Inc.	2,171,018
	Trading Companies & Distributors — 2.9%
887,291	Custom Truck One Source, Inc. (a)	8,739,816
41,720	DXP Enterprises, Inc. (a)	7,123,690
322,359	NPK International, Inc. (a)	5,270,570
34,239	Willis Lease Finance Corp.	6,647,502
57,186	Xometry, Inc., Class A (a)	2,931,926
		30,713,504
	Water Utilities — 0.2%
30,884	American States Water Co.	2,325,256
	Total Common Stocks	1,046,227,311
	(Cost $871,113,958)
MONEY MARKET FUNDS — 0.3%
3,161,505	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (g)	3,161,505
	(Cost $3,161,505)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$20,892,330	Toronto-Dominion Bank (The), 3.64% (g), dated 04/30/26, due 05/01/26, with a maturity value of $20,894,442. Collateralized by U.S. Treasury Securities, interest rates of 3.50% to 4.88%, due 06/30/28 to 10/31/30. The value of the collateral including accrued interest is $21,310,181. (h)	$20,892,330
	(Cost $20,892,330)

	Total Investments — 102.3%	1,070,281,146
	(Cost $895,167,793)
	Net Other Assets and Liabilities — (2.3)%	(23,764,614)
	Net Assets — 100.0%	$1,046,516,532

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $21,204,061 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $20,892,330. On
April 30, 2026, the last business day of the period, there was sufficient collateral based on the end of day market value
from the prior business day; however, as a result of market
movement from April 29 to April 30, the value of the related securities loaned was above the collateral value received.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(e)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At April 30, 2026, securities noted as such are valued at $0 or 0.0% of net
assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of April 30, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$8,342,972	$8,342,972	$—	$— **
Other Industry Categories*	1,037,884,339	1,037,884,339	—	—
Money Market Funds	3,161,505	3,161,505	—	—
Repurchase Agreements	20,892,330	—	20,892,330	—
Total Investments	$1,070,281,146	$1,049,388,816	$20,892,330	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of April 30, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
April 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq AlphaDEX Large Cap CoreTM Index, Nasdaq AlphaDEX Mid Cap CoreTM Index, Nasdaq AlphaDEX Small Cap CoreTM Index, Nasdaq AlphaDEX Large Cap ValueTM Index, Nasdaq AlphaDEX Large Cap GrowthTM Index, Nasdaq AlphaDEX Multi Cap ValueTM Index, Nasdaq AlphaDEX Multi Cap GrowthTM Index, Nasdaq AlphaDEX Mid Cap ValueTM Index, Nasdaq AlphaDEX Mid Cap GrowthTM Index, Nasdaq AlphaDEX Small Cap ValueTM Index and Nasdaq AlphaDEX Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.